UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: May 1, 2014 – July 31, 2014

Item 1. Schedule of Investments.

ALPS | Alerian MLP Infrastructure Index Fund
STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

MASTER LIMITED PARTNERSHIPS (103.36%)
Gathering & Processing (33.11%)
Pipelines (33.11%)
Access Midstream Partners LP	11,326	$682,052
Atlas Pipeline Partners LP	8,386	289,233
Crestwood Midstream Partners LP	16,896	367,657
DCP Midstream Partners LP	9,414	512,780
EnLink Midstream Partners LP	10,340	301,928
MarkWest Energy Partners LP	18,187	1,269,453
Regency Energy Partners LP	34,231	1,032,749
Targa Resources Partners LP	11,371	760,492
Western Gas Partners LP	7,533	558,271
Williams Partners LP	17,919	907,418

		6,682,033

TOTAL GATHERING & PROCESSING		6,682,033

Natural Gas Transportation (27.66%)
Pipelines (27.66%)
El Paso Pipeline Partners LP	15,364	512,082
Energy Transfer Partners LP	25,769	1,436,364
Enterprise Products Partners LP	26,428	1,971,529
EQT Midstream Partners LP	4,426	383,026
ONEOK Partners LP	17,864	1,001,813
Spectra Energy Partners LP	5,367	276,884

		5,581,698

TOTAL NATURAL GAS TRANSPORTATION		5,581,698

Petroleum Transportation (42.59%)
Pipelines (42.59%)
Buckeye Partners LP	12,634	1,014,384
Enbridge Energy Partners LP	23,386	805,648
Genesis Energy LP	8,242	432,622
Kinder Morgan Energy Partners LP	25,295	2,049,401
Magellan Midstream Partners LP	17,440	1,398,514
NuStar Energy LP	7,335	460,931
Plains All American Pipeline LP	25,602	1,468,275
Sunoco Logistics Partners LP	15,820	702,250
Tesoro Logistics LP	3,971	264,548

		8,596,573

TOTAL PETROLEUM TRANSPORTATION		8,596,573

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $18,033,906)		20,860,304

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.61%)
Money Market Fund (1.61%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.043%	324,545	$324,545

TOTAL SHORT TERM INVESTMENTS (Cost $324,545)			324,545

TOTAL INVESTMENTS (104.97%) (Cost $18,358,451)			$21,184,849

Liabilities In Excess Of Other Assets (-4.97%)			(1,003,000)

NET ASSETS (100.00%)			$20,181,849

Common Abbreviations:

LP - Limited Partnerships.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT of INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (36.90%)
Argentina (0.13%)
YPF SA, Sponsored ADR	16,068	$568,486

Australia (0.63%)
BHP Billiton, Ltd.	12,836	461,393
Caltex Australia, Ltd.	4,871	111,853
Fortescue Metals Group, Ltd.	31,313	143,168
GrainCorp, Ltd.	29,298	237,144
Iluka Resources, Ltd.	30,151	247,410
Incitec Pivot, Ltd.	188,051	520,772
Newcrest Mining, Ltd.(a)	11,624	117,744
Nufarm, Ltd.	36,328	146,854
Orica, Ltd.	8,299	169,669
Regis Resources, Ltd.	104,820	171,440
Woodside Petroleum, Ltd.	9,366	370,086

		2,697,533

Austria (0.18%)
OMV AG	10,960	441,159
Voestalpine AG	7,476	329,953

		771,112

Bermuda (0.11%)
Nabors Industries, Ltd.	11,916	323,639
Seadrill, Ltd.	4,179	151,530

		475,169

Brazil (0.44%)
Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	29,201	259,889
Cia Siderurgica Nacional SA, Sponsored ADR	1,580	7,853
Gerdau SA, Sponsored ADR	53,737	315,974
Petroleo Brasileiro SA, ADR	25,208	401,815
Vale SA, Sponsored ADR	62,030	890,130

		1,875,661

Canada (5.42%)
Agnico-Eagle Mines, Ltd.	15,765	586,243
Agrium, Inc.	6,144	559,595
Alamos Gold, Inc.	39,700	353,180
ARC Resources, Ltd.	6,787	186,987
Argonaut Gold, Inc.(a)	48,675	177,674
AuRico Gold, Inc.	120,230	492,943
B2Gold Corp.(a)	101,500	262,512
Barrick Gold Corp.	100,794	1,822,355
Cameco Corp.	5,892	118,783
Canadian Natural Resources, Ltd.	5,741	250,308
Canadian Oil Sands, Ltd.	75,851	1,620,186
Cenovus Energy, Inc.	21,600	663,442
Centerra Gold, Inc.	50,100	260,528
Crescent Point Energy Corp.	8,378	341,851

	Shares	Value (Note 2)

Canada (continued)
Eldorado Gold Corp.	104,822	$777,779
Encana Corp.	45,174	973,500
Endeavour Silver Corp.(a)	62,490	368,066
First Quantum Minerals, Ltd.	16,847	399,563
Franco-Nevada Corp.	9,296	525,689
Goldcorp, Inc.	21,449	587,703
Husky Energy, Inc.	10,586	322,041
IAMGOLD Corp.(a)	76,143	280,968
Imperial Oil, Ltd.	12,800	656,817
Kinross Gold Corp.(a)	156,515	624,495
Maple Leaf Foods, Inc.	10,500	189,421
New Gold, Inc.(a)	81,391	499,741
Osisko Gold Royalties, Ltd.(a)	8,569	122,207
Pacific Rubiales Energy Corp.	31,500	602,352
Pan American Silver Corp.	72,423	1,063,170
Peyto Exploration & Development Corp.	11,800	396,634
Potash Corp. of Saskatchewan, Inc.	24,356	864,394
SEMAFO, Inc.(a)	64,900	280,349
Silver Standard Resources, Inc.(a)	68,096	625,121
Silver Wheaton Corp.	47,239	1,233,410
SunCoke Energy, Inc.(a)	16,171	369,184
Suncor Energy, Inc.	33,848	1,389,925
Teck Resources, Ltd., Class B	31,426	753,050
TransCanada Corp.	9,742	488,731
Turquoise Hill Resources, Ltd.(a)	109,666	379,444
Yamana Gold, Inc.	88,119	750,986

		23,221,327

Chile (0.73%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	113,002	3,133,545

China (0.56%)
China Petroleum & Chemical Corp., Class H	550,358	546,804
China Shenhua Energy Co., Ltd., Class H	95,369	283,029
CNOOC, Ltd.	250,001	447,741
Jiangxi Copper Co., Ltd., Class H	50,082	95,898
PetroChina Co., Ltd., ADR	3,548	457,940
PetroChina Co., Ltd., Class H	330,045	433,527
Zijin Mining Group Co., Ltd., Class H	560,331	146,047

		2,410,986

Colombia (0.23%)
Ecopetrol SA, Sponsored ADR	29,551	997,051

Denmark (0.07%)
FLSmidth & Co. A/S	6,011	308,852

Finland (0.15%)
Kemira OYJ	10,739	146,532
Neste Oil OYJ	9,009	166,476

	Shares	Value (Note 2)

Finland (continued)
Outotec OYJ	30,692	$319,948

		632,956

France (0.44%)
Total SA	10,818	696,622
Total SA, Sponsored ADR	18,364	1,184,478

		1,881,100

Germany (0.89%)
Aurubis AG	6,206	302,779
K+S AG	93,826	2,889,032
Salzgitter AG	7,919	296,220
ThyssenKrupp AG(a)	11,855	335,982

		3,824,013

India (0.14%)
Reliance Industries, Ltd., GDR(b)	8,852	293,975
Sesa Sterlite, Ltd., ADR	16,933	318,679

		612,654

Israel (0.22%)
Israel Chemicals, Ltd.	55,718	455,365
The Israel Corp., Ltd.(a)	785	464,440

		919,805

Italy (0.20%)
Eni SpA, Sponsored ADR	16,393	832,764

Japan (0.99%)
Hitachi Metals, Ltd.	14,000	228,922
Inpex Corp.	106,133	1,585,314
Iseki & Co., Ltd.	20,907	53,454
JFE Holdings, Inc.	11,500	244,500
Kubota Corp.	18,000	241,044
Kurita Water Industries, Ltd.	4,816	112,037
Maruichi Steel Tube, Ltd.	6,900	192,783
Nihon Nohyaku Co., Ltd.	16,100	175,141
Nihon Trim Co., Ltd.	1,101	35,749
Nippon Steel & Sumitomo Metal Corp.	20,342	62,115
Nisshin Steel Co., Ltd.	23,900	328,069
Sumitomo Forestry Co., Ltd.	15,159	180,378
Sumitomo Metal Mining Co., Ltd.	16,000	269,168
TonenGeneral Sekiyu KK	36,000	316,026
Yamato Kogyo Co., Ltd.	6,700	220,153

		4,244,853

Jersey (0.06%)
Randgold Resources, Ltd., ADR	2,744	236,368

Luxembourg (0.25%)
APERAM(a)	13,273	447,528
ArcelorMittal	20,626	313,721
Subsea 7 SA	7,765	129,698
Tenaris SA, ADR	4,150	178,326

		1,069,273

	Shares	Value (Note 2)

Mexico (0.30%)
Grupo Mexico SAB de CV, Series B	358,283	$1,274,859
Industrias Penoles SAB de CV	437	10,908

		1,285,767

Netherlands (0.32%)
CNH Industrial N.V.	36,636	337,418
Nutreco N.V.	12,688	542,400
Royal Dutch Shell PLC, ADR	6,182	505,873

		1,385,691

Norway (0.59%)
Marine Harvest ASA	4,429	60,450
Norsk Hydro ASA	26,688	158,777
Statoil ASA	25,612	733,768
Yara International ASA	34,037	1,559,897

		2,512,892

Peru (0.11%)
Cia de Minas Buenaventura SAA, ADR	40,676	476,316

Singapore (0.40%)
Golden Agri-Resources, Ltd.	893,758	383,295
Olam International, Ltd.	331,254	655,870
Wilmar International, Ltd.	257,061	673,819

		1,712,984

South Africa (0.67%)
Anglo Platinum, Ltd.(a)	2,554	112,259
AngloGold Ashanti, Ltd., Sponsored ADR(a)	32,298	555,203
Gold Fields, Ltd., ADR	187,690	739,498
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	122,681	371,723
Impala Platinum Holdings, Ltd.	39,295	389,652
Kumba Iron Ore, Ltd.	1,186	41,481
Sasol, Ltd.	10,287	594,436
Sibanye Gold, Ltd., Sponsored ADR	8,280	78,991

		2,883,243

South Korea (0.13%)
POSCO, ADR	6,977	563,951

Spain (0.08%)
Acerinox SA	19,169	319,056

Sweden (0.34%)
Holmen AB, B Shares	11,000	371,227
Lundin Petroleum AB(a)	16,470	295,821
SSAB AB, A Shares(a)	41,117	399,058
Svenska Cellulosa AB SCA, B Shares	16,465	406,959

		1,473,065

Switzerland (0.66%)
Glencore PLC	58,628	356,385
Noble Corp. PLC	9,174	287,788

	Shares	Value (Note 2)

Switzerland (continued)
Syngenta AG	3,828	$1,367,338
Transocean, Ltd.	8,890	358,623
Weatherford International, Ltd.(a)	20,498	458,540

		2,828,674

United Kingdom (0.93%)
Anglo American PLC	13,606	367,308
Antofagasta PLC	13,306	182,076
BG Group PLC	31,674	626,731
BHP Billiton PLC, ADR	4,881	332,689
BP PLC, Sponsored ADR	24,159	1,183,066
Fresnillo PLC	14,550	228,699
Kazakhmys PLC(a)	11,431	62,683
Lonmin PLC(a)	32,588	125,552
Petropavlovsk PLC(a)	10,690	6,136
Rio Tinto PLC, Sponsored ADR	9,441	540,875
Severn Trent PLC	6,177	201,795
United Utilities Group PLC	7,682	115,429

		3,973,039

United States (20.53%)
AGCO Corp.	102,034	4,970,076
Alcoa, Inc.	15,849	259,765
Allegheny Technologies, Inc.	9,902	372,810
Allied Nevada Gold Corp.(a)	95,099	297,660
American States Water Co.	1,651	50,438
American Vanguard Corp.	4,915	62,371
American Water Works Co., Inc.	3,695	176,510
Anadarko Petroleum Corp.	8,727	932,480
The Andersons, Inc.	7,675	414,604
Apache Corp.	7,118	730,734
Aqua America, Inc.	15,151	360,291
Archer-Daniels-Midland Co.	14,930	692,752
Baker Hughes, Inc.	10,613	729,856
Bunge, Ltd.	9,138	720,440
Calgon Carbon Corp.(a)	2,116	44,859
California Water Service Group	7,154	162,897
Cameron International Corp.(a)	18,523	1,313,466
Carpenter Technology Corp.	5,307	287,321
Century Aluminum Co.(a)	20,809	391,209
CF Industries Holdings, Inc.	26,298	6,583,441
Chesapeake Energy Corp.	8,295	218,739
Chevron Corp.	26,731	3,454,714
Chiquita Brands International, Inc.(a)	13,695	131,335
Civeo Corp.	14,255	362,077
Cliffs Natural Resources, Inc.	7,741	135,080
Coeur Mining, Inc.(a)	33,267	259,483
Commercial Metals Co.	16,778	289,253
ConocoPhillips	21,492	1,773,090
Continental Resources, Inc.(a)	4,987	731,992
CST Brands, Inc.	2,472	82,639
Darling Ingredients, Inc.(a)	11,542	216,066
Deere & Co.	8,346	710,328
Detour Gold Corp.(a)	37,187	419,157
Devon Energy Corp.	21,553	1,627,252
Diamond Offshore Drilling, Inc.	3,190	149,260
Energen Corp.	2,003	163,505

	Shares	Value (Note 2)

United States (continued)
Ensco PLC, Class A	13,016	$659,260
EOG Resources, Inc.	10,415	1,139,818
EP Energy Corp.(a)	16,040	320,800
EQT Corp.	5,525	518,356
Exxon Mobil Corp.	27,384	2,709,373
First Majestic Silver Corp.(a)	40,390	428,134
FMC Corp.	20,488	1,336,227
FMC Technologies, Inc.(a)	6,853	416,662
Freeport-McMoRan, Inc.	13,813	514,120
Halliburton Co.	14,488	999,527
Harsco Corp.	13,921	351,784
Hecla Mining Co.	78,046	246,625
Helmerich & Payne, Inc.	5,481	582,411
Hess Corp.	15,458	1,530,033
HollyFrontier Corp.	27,049	1,271,574
Hormel Foods Corp.	60,170	2,723,294
Ingredion, Inc.	9,619	708,247
Intrepid Potash, Inc.(a)	35,134	520,335
Joy Global, Inc.	15,740	932,752
Kinder Morgan, Inc.	15,180	546,176
Lindsay Corp.	2,779	224,960
Marathon Oil Corp.	61,582	2,386,303
Marathon Petroleum Corp.	20,829	1,738,805
McEwen Mining, Inc.(a)	98,280	280,098
Monsanto Co.	51,834	5,861,907
The Mosaic Co.	56,938	2,625,411
Murphy Oil Corp.	19,277	1,197,680
National Oilwell Varco, Inc.	6,572	532,595
Newfield Exploration Co.(a)	8,554	344,726
Newmont Mining Corp.	22,497	560,400
Noble Energy, Inc.	4,222	280,721
NOW, Inc.(a)	1,643	52,888
Nucor Corp.	4,675	234,779
Occidental Petroleum Corp.	13,899	1,358,071
Oceaneering International, Inc.	28,111	1,909,018
Oil States International, Inc.(a)	32,277	1,978,257
Peabody Energy Corp.	7,370	111,803
Phillips 66	19,781	1,604,437
Pilgrim’s Pride Corp.(a)	10,383	290,309
Pioneer Natural Resources Co.	2,762	611,673
Plum Creek Timber Co., Inc. REIT	6,200	256,494
Potash Corp. REIT	7,200	297,360
Rayonier Advanced Materials, Inc.(a)	6,683	216,930
Rayonier, Inc. REIT	25,832	879,838
Reliance Steel & Aluminum Co.	6,192	422,604
Royal Gold, Inc.	9,863	745,347
Sanderson Farms, Inc.	2,665	242,755
Schlumberger, Ltd.	10,293	1,115,658
Seventy Seven Energy, Inc.(a)	592	13,279
SM Energy Co.	6,115	480,272
Southern Copper Corp.	34,130	1,121,512
Southwestern Energy Co.(a)	7,599	308,367
Spectra Energy Corp.	5,869	240,160
Stillwater Mining Co.(a)	27,836	498,264
Superior Energy Services, Inc.	10,901	366,274
Tesoro Corp.	8,749	538,413
Tyson Foods, Inc., Class A	66,320	2,467,767

	Shares	Value (Note 2)

United States (continued)
Valero Energy Corp.	35,613	$1,809,140
Walter Energy, Inc.	68,768	395,416
Weyerhaeuser Co. REIT	54,151	1,696,009
Whiting Petroleum Corp.(a)	2,199	194,590
The Williams Co., Inc.	7,776	440,355
Worthington Industries, Inc.	7,978	305,159

		87,970,262

TOTAL COMMON STOCKS (Cost $152,010,044)		158,098,448

MASTER LIMITED PARTNERSHIPS (0.37%)
United States (0.37%)
Buckeye Partners LP	977	78,443
CVR Partners LP	7,942	135,093
Energy Transfer Partners LP	2,591	144,422
Enterprise Products Partners LP	5,338	398,215
Kinder Morgan Energy Partners LP	2,628	212,921
Magellan Midstream Partners LP	2,054	164,710
MarkWest Energy Partners LP	1,427	99,605
Plains All American Pipeline LP	3,090	177,212
Rentech Nitrogen Partners LP	7,631	128,735
Williams Partners LP	1,434	72,618

		1,611,974

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,568,274)		1,611,974

WARRANTS (0.00%)
Canada (0.00%)
Kinross Gold Corp., Strike Price $21.30, Expires 9/17/14(a)	19	0

TOTAL WARRANTS (Cost $69)		0

	Principal Amount	Value (Note 2)

COMMODITY-LINKED NOTES (1.37%)
Bank of America Corp., Commodity-Linked Note Linked to the Merrill Lynch Commodity Index eXtra J-Series F3 Total Return Index, 0.000%, 1/9/15	$4,900,000	$5,872,807

TOTAL COMMODITY-LINKED NOTES (Cost $4,900,000)		5,872,807

GOVERNMENT BONDS (48.01%)
U.S. Treasury Bonds (48.01%)
United States Treasury Inflation Indexed Bonds
1.625%, 1/15/15(c)	13,983,768	14,125,787
0.500%, 4/15/15(c)	11,991,826	12,109,874

		Principal Amount	Value (Note 2)

U.S. Treasury Bonds (continued)
1.875%, 7/15/15		$8,866,315	$9,158,628
2.000%, 1/15/16		9,288,298	9,732,761
0.125%, 4/15/16(c)		100,762,145	102,942,739
2.500%, 7/15/16		2,179,060	2,347,342
2.375%, 1/15/17(c)		10,321,063	11,194,317
0.125%, 4/15/17(c)		15,185,850	15,588,032
2.625%, 7/15/17(c)		14,633,430	16,228,240
1.625%, 1/15/18		11,354,500	12,275,282

			205,703,002

TOTAL GOVERNMENT BONDS (Cost $206,985,935)			205,703,002

Expiration Date	Exercise Price	Number of Contracts	Value

PURCHASED OPTIONS (0.17%)
Purchased Call Options (0.01%)
Gold 100 Oz. Future:
12/24/14	$1,350.00	20	$41,800

Total Purchased Call Options (Cost $72,054)			41,800

Purchased Put Options (0.16%)
SPDR® S&P 500® ETF Trust:
9/20/14	170.00	600	33,000
9/30/14	170.00	500	33,500
3/20/15	190.00	130	117,260
3/20/15	192.00	120	117,000

			300,760

E-mini S&P 500® Future:
9/19/14	1,700.00	450	119,250

Powershares QQQ Trust Series 1:
3/20/15	92.00	350	129,850
3/20/15	94.00	235	113,387

			243,237

Total Purchased Put Options (Cost $2,115,625)			663,247

TOTAL PURCHASED OPTIONS (Cost $2,187,679)			705,047

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (13.18%)
Money Market Fund (13.18%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.00004%	56,474,870	$56,474,870

TOTAL SHORT TERM INVESTMENTS (Cost $56,474,870)			56,474,870

Value (Note 2)

TOTAL INVESTMENTS (100.00%) (Cost $424,126,871)	$428,466,148

Liabilities in Excess of Other Assets (0.00%)(d)	(9,428)

NET ASSETS - 100.00%	$428,456,720

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, the market value of those securities was $293,975, representing 0.07% of the Fund’s net assets.
(c)	Security, or portion of security, is being held as collateral for total return swap contracts, futures contracts and written options aggregating a total market value of $86,172,016.
(d)	Includes cash which is being held as collateral for total return swap contracts, future contracts and written options in the amount of $9,366,201.

Common Abbreviations:

A/S	- Aktieselskab is the Danish equivalent for the term Stock Company.
AB	- Aktiebolag is the Swedish equivalent of the term corporation.
ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	- Allmennaksjeselskap is the Norwegian term for public limited company.
ETF	- Exchange Traded Fund.
GDR	- Global Depositary Receipt.
KK	- Kabushiki Kaisha is the Japanese equivalent for the term Stock Company.
Ltd.	- Limited.
LP	- Limited Partnership.
N.V.	- Naamloze vennootschap is the Dutch term for a public limited liability corporation.
OYJ	- Osakeyhtio is the Finnish equivalent of a public limited company.
PLC	- Public Limited Co.
REIT	- Real Estate Investment Trust.
SA	- Generally designated corporations in various countries, mostly those employing the civil law.
SAA	- Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB	de CV - A variable capital company.
SCA	- Societe en commandite pe actiuni is the Romanian term for limited liability partnership.
SpA	- Societa per Azione.
SPDR	- Standard & Poor’s Depository Receipt.
S&P	- Standard & Poor’s.

For Fund compliance purposes, the Fund’s industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
Anadarko Petroleum Corp.	11/22/14	$110.00	(20)	$(12,000)
Barrick Gold Corp.	9/20/14	20.00	(130)	(2,860)
CF Industries Holdings, Inc.	11/22/14	245.00	(8)	(13,480)
Continental Resources, Inc.	9/20/14	155.00	(15)	(5,700)
Devon Energy Corp.	10/18/14	80.00	(45)	(6,885)
Encana Corp.	10/18/14	23.00	(110)	(6,600)
EOG Resources, Inc.	10/18/14	120.00	(25)	(5,200)
FMC Corp.	10/18/14	70.00	(50)	(4,500)
HollyFrontier Corp.	9/20/14	44.00	(55)	(20,075)
Joy Global, Inc.	10/18/14	62.50	(40)	(7,200)
Marathon Oil Corp.	10/18/14	42.00	(130)	(5,200)
Marathon Petroleum Corp.	10/18/14	80.00	(25)	(14,500)
Monsanto Co.	10/18/14	125.00	(65)	(3,445)
Oil States International, Inc.	9/20/14	65.00	(60)	(5,100)
Pan American Silver Corp.	10/18/14	16.00	(120)	(5,880)
Phillips 66	11/22/14	82.50	(40)	(11,200)
Potash Corp. REIT	9/20/14	37.00	(120)	(5,280)
Schlumberger, Ltd.	11/22/14	120.00	(30)	(3,600)
Silver Wheaton Corp.	9/20/14	27.00	(70)	(6,020)
Sociedad Quimica y Minera de Chile SA, ADR	10/18/14	30.00	(60)	(4,800)
Southern Copper Corp.	9/20/14	33.00	(80)	(9,000)
Tyson Foods, Inc., Class A	10/18/14	40.00	(55)	(4,400)
Vale SA, ADR	9/20/14	14.00	(170)	(13,770)
Valero Energy Corp.	9/20/14	50.00	(40)	(9,600)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $241,961)				(186,295)

Written Put Options
Corn Future:
	8/23/14	360.00	(40)	(21,250)
	8/23/14	435.00	(55)	(214,844)
E-mini S&P 500® Future	9/19/14	1,800.00	(150)	(94,500)
Gold 100 Oz. Future	12/23/14	1,195.00	(15)	(21,450)
Natural Gas Option	8/27/14	3.85	(30)	(30,000)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $582,816)				(382,044)

TOTAL WRITTEN OPTIONS
(Premiums received $824,777)				$(568,339)

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation

E-mini S&P 500® Future	Short	(115)	9/22/14	$(11,067,600)	$43,979
WTI Crude Future	Short	(187)	8/20/14	(18,357,790)	412,545

				$(29,425,390)	$456,524

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation

Brent Crude Future	Long	170	8/15/14	$18,023,400	$(551,670)
Gold 100 Oz. Future	Long	72	12/30/14	9,236,160	(159,243)

				$27,259,560	$(710,913)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Rate Paid by the Fund	Termination Date	Unrealized Appreciation

Bank of America - Merrill Lynch	ML Aluminum GA6 Index	$4,820,437	0.10%	6/30/15	$240,206
Bank of America - Merrill Lynch	ML eXtra Coffee GA6 Index	4,361,381	0.10%	6/30/15	480,860
Bank of America - Merrill Lynch	ML eXtra Copper GA6 Index	5,355,161	0.10%	6/30/15	67,917
Bank of America - Merrill Lynch	MLCS Silver J-F3 Index	(679,576)	0.10%	6/30/15	20,613
Bank of America - Merrill Lynch	Natural Gas Future	(2,695,550)	0.00%	5/31/15	260,000

					$1,069,596

Swap Counterparty	Reference Obligation	Notional Dollars	Rate Paid by the Fund	Termination Date	Unrealized Depreciation

Bank of America - Merrill Lynch	CRB 3 Month Forward Total Return Index	$51,304,270	0.48%	6/30/15	$(1,982,694)
Bank of America - Merrill Lynch	ML eXtra Silver GA6 Index	682,463	0.10%	6/30/15	(20,425)
Bank of America - Merrill Lynch	MLCS Coffee J-F3 Index	(4,343,393)	0.10%	6/30/15	(487,452)
Bank of America - Merrill Lynch	MLCS Copper J-F3 Index	(5,345,416)	0.10%	6/30/15	(65,267)
Bank of America - Merrill Lynch	MLCX Aluminum J-F3 Index	(4,764,464)	0.10%	6/30/15	(230,617)
Bank of America - Merrill Lynch	Natural Gas Future	2,616,250	0.00%	5/31/15	(180,700)
Societe Generale	CRB 3 Month Forward Total Return Index	126,908,356	0.35%	11/28/14	(4,703,410)
UBS	CRB 3 Month Forward Total Return Index	78,691,646	0.40%	11/28/14	(2,800,416)

					$(10,470,981)

(a) The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

ALPS | Kotak India Growth Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (96.14%)
Consumer Discretionary (9.12%)
Auto Components (0.95%)
Motherson Sumi Systems, Ltd.	17,850	$107,038

Automobiles (5.97%)
Bajaj Auto, Ltd.	3,031	103,518
Mahindra & Mahindra, Ltd.	6,235	122,807
Maruti Suzuki India, Ltd.	4,381	181,771
Tata Motors, Ltd.	35,770	261,800

		669,896

Media (1.24%)
Dish TV India, Ltd.(a)	31,300	30,149
Zee Entertainment Enterprises, Ltd.	22,675	108,410

		138,559

Textiles, Apparel & Luxury Goods (0.96%)
Bata India, Ltd.	5,240	107,607

TOTAL CONSUMER DISCRETIONARY		1,023,100

Consumer Staples (8.73%)
Beverages (1.16%)
United Spirits, Ltd.	3,330	129,623

Food Products (1.54%)
Britannia Industries, Ltd.	9,165	173,032

Household Products (0.78%)
Jyothy Laboratories, Ltd.	29,389	87,885

Personal Products (0.99%)
Emami, Ltd.	12,399	110,606

Tobacco (4.26%)
ITC, Ltd.	81,650	478,076

TOTAL CONSUMER STAPLES		979,222

Energy (5.46%)
Oil, Gas & Consumable Fuels (5.46%)
Hindustan Petroleum Corp., Ltd.	32,500	213,254
Oil India, Ltd.	11,720	109,133
Reliance Industries, Ltd.	17,548	289,858

		612,245

TOTAL ENERGY		612,245

Financials (28.12%)
Commercial Banks (22.47%)
Axis Bank, Ltd.	55,895	361,705

	Shares	Value (Note 2)

Commercial Banks (continued)
Bank of Baroda	14,000	$199,418
Federal Bank, Ltd.	92,030	180,820
HDFC Bank, Ltd.	38,900	532,014
ICICI Bank, Ltd.	25,974	626,870
IndusInd Bank, Ltd.	16,547	151,312
Punjab National Bank	7,200	112,588
State Bank of India	3,808	152,176
Yes Bank, Ltd.	22,925	202,215

		2,519,118

Consumer Finance (0.90%)
Sundaram Finance, Ltd.	6,507	101,676

Real Estate Management & Development (1.59%)
The Phoenix Mills, Ltd.	30,642	178,620

Thrifts & Mortgage Finance (3.16%)
Housing Development Finance Corp.	20,203	354,006

TOTAL FINANCIALS		3,153,420

Health Care (6.12%)
Pharmaceuticals (6.12%)
Cadila Healthcare, Ltd.	7,800	143,697
Dr. Reddy’s Laboratories, Ltd.	2,420	111,817
Glenmark Pharmaceuticals, Ltd.	4,609	50,021
Lupin, Ltd.	7,900	153,985
Sun Pharmaceutical Industries, Ltd.	17,450	226,871

		686,391

TOTAL HEALTH CARE		686,391

Industrials (9.97%)
Construction & Engineering (4.19%)
GMR Infrastructure, Ltd.	224,760	98,486
Larsen & Toubro, Ltd.	15,061	370,807

		469,293

Electrical Equipment (2.60%)
Amara Raja Batteries, Ltd.	19,731	158,831
Crompton Greaves, Ltd.	41,634	132,835

		291,666

Machinery (1.86%)
Eicher Motors, Ltd.	833	116,694
Thermax, Ltd.	6,367	91,992

		208,686

Transportation Infrastructure (1.32%)
IL&FS Transportation Networks, Ltd.	38,735	148,130

TOTAL INDUSTRIALS		1,117,775

	Shares	Value (Note 2)

Information Technology (13.22%)
Internet Software & Services (0.89%)
Info Edge India, Ltd.	8,744	$99,149

IT Services (12.33%)
HCL Technologies, Ltd.	4,495	115,267
Infosys, Ltd.	10,286	568,756
Tata Consultancy Services, Ltd.	12,184	518,063
Tech Mahindra, Ltd.	5,105	180,679

		1,382,765

TOTAL INFORMATION TECHNOLOGY		1,481,914

Materials (10.79%)
Chemicals (2.04%)
Berger Paints India, Ltd.	19,029	93,776
Coromandel International, Ltd.	20,000	79,822
Tata Chemicals, Ltd.	9,670	55,230

		228,828

Construction Materials (7.45%)
ACC, Ltd.	4,996	114,619
Century Textiles & Industries, Ltd.	13,775	136,006
JK Cement, Ltd.	26,720	170,981
The Ramco Cements, Ltd.	36,256	170,340
Shree Cement, Ltd.	1,175	143,147
Ultratech Cement, Ltd.	2,507	99,793

		834,886

Metals & Mining (1.30%)
Hindustan Zinc, Ltd.	55,000	145,903

TOTAL MATERIALS		1,209,617

Telecommunication Services (2.73%)
Diversified Telecommunication (1.01%)
Tata Communications, Ltd.	18,470	112,878

Wireless Telecommunication Services (1.72%)
Bharti Airtel, Ltd.(a)	31,470	193,085

TOTAL TELECOMMUNICATION SERVICES		305,963

Utilities (1.88%)
Electric Utilities (1.09%)
KSK Energy Ventures, Ltd.(a)	74,563	121,776

Independent Power Producers & Energy Traders (0.79%)
PTC India, Ltd.	64,135	88,444

TOTAL UTILITIES		210,220

Value (Note 2)

TOTAL COMMON STOCKS (Cost $8,682,803)	$10,779,867

TOTAL INVESTMENTS (96.14%) (Cost $8,682,803)	$10,779,867

Other Assets In Excess Of Liabilities (3.86%)	432,743

NET ASSETS (100.00%)	$11,212,610

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (99.02%)
Diversified (11.51%)
Holding Companies-Diversified Operations (11.51%)
Ackermans & van Haaren N.V.	125,000	$15,154,660
Remgro, Ltd.	392,522	8,488,476
Schouw & Co.	306,204	14,187,822
Wendel SA	134,851	17,706,868

		55,537,826

TOTAL DIVERSIFIED		55,537,826

Financials (84.08%)
Closed-End Funds (28.51%)
AP Alternative Assets LP(a)	159,516	5,264,028
Better Capital PCC, Ltd.(a)	2,332,775	4,243,665
Castle Private Equity, Ltd.	389,839	5,641,137
Electra Private Equity PLC(a)	351,608	15,760,653
HarbourVest Global Private Equity, Ltd.	2,020,432	23,942,119
HBM Healthcare Investments AG, Class A	88,692	7,905,422
HgCapital Trust PLC	954,109	16,430,436
Oakley Capital Investments, Ltd.(a)	2,274,664	6,144,523
Pantheon International Participations PLC, Ordinary Shares(a)	311,983	6,057,309
Pantheon International Participations PLC, Redeemable Shares(a)	317,700	5,739,207
Riverstone Energy, Ltd.(a)	444,402	6,775,084
Standard Life European Private Equity Trust PLC, Ordinary Shares	3,237,166	11,531,833
SVG Capital PLC(a)	3,122,447	22,035,469

		137,470,885

Diversified Financial Services (15.87%)
Blackstone Group LP	735,717	24,043,232
Intermediate Capital Group PLC	785,263	5,341,501
KKR & Co. LP	978,926	22,436,984
Onex Corp.	424,711	24,714,920

		76,536,637

Investment Companies (9.08%)
Capital Southwest Corp.	214,241	7,507,005
Grand Parade Investments, Ltd.	6,620,895	3,889,922
Hosken Consolidated Investments, Ltd.	710,964	11,268,146

	Shares	Value (Note 2)

Investment Companies (continued)
Investor AB, B Shares	449,359	$16,220,230
Oaktree Capital Group LLC	97,753	4,887,650

		43,772,953

Private Equity (27.42%)
3i Group PLC	2,849,873	18,163,243
Altamir Amboise	1,093,248	16,981,356
Apollo Global Management LLC, Class A	590,084	15,495,606
Aurelius AG	510,000	18,028,923
The Carlyle Group LP	649,801	21,690,357
Eurazeo SA	326,600	24,565,026
IP Group PLC(a)	2,485,881	7,609,026
mutares AG	9,183	996,064
Ratos AB, B Shares	1,066,515	8,727,606

		132,257,207

Real Estate (3.20%)
Brookfield Asset Management, Inc., Class A	346,161	15,456,089

TOTAL FINANCIALS		405,493,771

Industrials (3.43%)
Miscellaneous Manufacturers (3.43%)
Danaher Corp.	112,024	8,276,333
Melrose Industries PLC	1,857,547	8,254,231

		16,530,564

TOTAL INDUSTRIALS		16,530,564

TOTAL COMMON STOCKS (Cost $396,376,775)		477,562,161

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.11%)
Money Market Fund (1.11%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.043%	5,331,652	5,331,652

TOTAL SHORT TERM INVESTMENTS (Cost $5,331,652)			5,331,652

TOTAL INVESTMENTS (100.13%) (Cost $401,708,427)			$482,893,813

Liabilities In Excess Of Other Assets (-0.13%)			(629,842)

NET ASSETS (100.00%)			$482,263,971

(a)	Non-Income Producing Security.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
LLC -	Limited Liability Company.
LP -	Limited Partnership.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCC -	Protected Cell Company.
PLC -	Public Limited Company.
SA -	Generally designates corporations in various countries, mostly those employing the civil law.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Disciplined Value Fund
STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (98.68%)
Consumer Discretionary (7.78%)
Automobiles & Components (1.39%)
TRW Automotive Holdings Corp.(a)	13,880	$1,419,785

Consumer Durables & Apparel (0.95%)
PVH Corp.	8,865	976,746

Media (2.30%)
DIRECTV(a)	5,530	475,856
Twenty-First Century Fox, Inc., Class A	34,945	1,107,058
Viacom, Inc., Class B	9,410	777,925

		2,360,839

Retailing (3.14%)
Dollar Tree, Inc.(a)	18,850	1,026,759
Lowe’s Cos., Inc.	24,585	1,176,392
TJX Cos., Inc.	18,930	1,008,780

		3,211,931

TOTAL CONSUMER DISCRETIONARY		7,969,301

Consumer Staples (6.59%)
Food & Staples Retailing (2.87%)
CVS Caremark Corp.	26,795	2,046,066
Walgreen Co.	12,930	889,196

		2,935,262

Food Beverage & Tobacco (2.92%)
Altria Group, Inc.	32,180	1,306,508
Mondelez International, Inc., Class A	46,800	1,684,800

		2,991,308

Household & Personal Products (0.80%)
Coty, Inc., Class A	48,150	823,847

TOTAL CONSUMER STAPLES		6,750,417

Energy (16.22%)
Energy (16.22%)
Anadarko Petroleum Corp.	16,900	1,805,765
Chesapeake Energy Corp.	26,640	702,497
Chevron Corp.	28,469	3,679,334
ConocoPhillips	8,560	706,200
EOG Resources, Inc.	10,820	1,184,141
Exxon Mobil Corp.	26,054	2,577,783
Halliburton Co.	21,405	1,476,731
Marathon Oil Corp.	26,430	1,024,162

	Shares	Value (Note 2)

Energy (continued)
Marathon Petroleum Corp.	8,800	$734,624
Patterson-UTI Energy, Inc.	26,500	910,275
PBF Energy, Inc., Class A	15,870	430,077
Phillips 66	16,940	1,374,003

TOTAL ENERGY		16,605,592

Financials (27.96%)
Banks (11.32%)
Citigroup, Inc.	46,105	2,254,995
JPMorgan Chase & Co.	60,073	3,464,410
Ocwen Financial Corp.(a)	10,330	311,656
The PNC Financial Services Group, Inc.	15,130	1,249,133
Wells Fargo & Co.	72,740	3,702,466
Zions Bancorporation	20,890	602,050

		11,584,710

Diversified Financials (6.41%)
Ameriprise Financial, Inc.	19,370	2,316,652
BlackRock, Inc.	4,140	1,261,582
Invesco, Ltd.	35,520	1,336,618
Morgan Stanley	35,960	1,162,946
Santander Consumer USA Holdings, Inc.	25,390	486,726

		6,564,524

Insurance (6.43%)
ACE, Ltd.	19,160	1,917,916
American International Group, Inc.	29,200	1,517,816
Aon PLC	11,930	1,006,415
Lincoln National Corp.	17,150	898,488
Prudential Financial, Inc.	14,310	1,244,541

		6,585,176

Real Estate (3.80%)
American Capital Agency Corp.	42,510	982,831
Camden Property Trust	11,435	827,437
Equity Lifestyle Properties, Inc.	21,860	968,180
Forest City Enterprises, Inc., Class A(a)	58,020	1,112,243

		3,890,691

TOTAL FINANCIALS		28,625,101

Health Care (13.96%)
Health Care Equipment & Services (5.48%)
Aetna, Inc.	15,840	1,228,075
Envision Healthcare Holdings, Inc.(a)	20,720	740,740
McKesson Corp.	6,680	1,281,625
UnitedHealth Group, Inc.	18,640	1,510,772

	Shares	Value (Note 2)

Health Care Equipment & Services (continued)
Zimmer Holdings, Inc.	8,470	$847,593

		5,608,805

Pharmaceuticals, Biotechnology & Life Sciences (8.48%)
Actavis PLC(a)	8,571	1,836,423
Bristol-Myers Squibb Co.	27,465	1,390,278
Gilead Sciences, Inc.(a)	16,700	1,528,885
Merck & Co., Inc.	51,260	2,908,492
Thermo Fisher Scientific, Inc.	8,430	1,024,245

		8,688,323

TOTAL HEALTH CARE		14,297,128

Industrials (8.67%)
Capital Goods (4.78%)
The Boeing Co.	4,010	483,125
Dover Corp.	11,420	979,379
General Electric Co.	45,865	1,153,505
Parker Hannifin Corp.	9,220	1,059,839
United Technologies Corp.	11,580	1,217,637

		4,893,485

Commercial & Professional Services (1.98%)
Equifax, Inc.	17,080	1,299,617
Nielsen N.V.	5,700	262,827
Verisk Analytics, Inc., Class A(a)	7,750	465,310

		2,027,754

Transportation (1.91%)
Hertz Global Holdings, Inc.(a)	45,455	1,282,740
United Continental Holdings, Inc.(a)	14,600	677,294

		1,960,034

TOTAL INDUSTRIALS		8,881,273

Information Technology (8.99%)
Semiconductors & Semiconductor Equipment (2.46%)
Altera Corp.	21,505	703,644
Intel Corp.	53,610	1,816,843

		2,520,487

Software & Services (5.15%)
Accenture PLC, Class A	9,495	752,764
Activision Blizzard, Inc.	36,280	811,946
Genpact, Ltd.(a)	49,385	869,176
Microsoft Corp.	45,641	1,969,866
Visa, Inc., A Shares	4,100	865,141

		5,268,893

Technology Hardware & Equipment (1.38%)
Apple, Inc.	14,820	1,416,347

		Shares	Value (Note 2)

TOTAL INFORMATION TECHNOLOGY			9,205,727

Materials (2.80%)
Materials (2.80%)
Crown Holdings, Inc.(a)		21,615	$1,006,178
The Dow Chemical Co.		36,458	1,861,910

TOTAL MATERIALS			2,868,088

Telecommunication Services (1.57%)
Telecommunication Services (1.57%)
AT&T, Inc.		45,295	1,612,049

TOTAL TELECOMMUNICATION SERVICES			1,612,049

Utilities (4.14%)
Utilities (4.14%)
American Electric Power Co., Inc		21,940	1,140,661
NextEra Energy, Inc.		17,710	1,662,792
NRG Energy, Inc.		10,620	328,795
PG&E Corp.		24,700	1,103,349

TOTAL UTILITIES			4,235,597

TOTAL COMMON STOCKS (Cost $67,149,856)			101,050,273

EXCHANGE TRADED FUNDS (0.51%)
iShares® Russell 1000® Value Index Fund		5,260	520,950

TOTAL EXCHANGE TRADED FUNDS (Cost $480,805)			520,950

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.21%)
Money Market Fund (1.21%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.043%	1,234,987	1,234,987

TOTAL SHORT TERM INVESTMENTS (Cost $1,234,987)			1,234,987

TOTAL INVESTMENTS (100.40%) (Cost $68,865,648)			$102,806,210

Liabilities In Excess Of Other Assets (-0.40%)			(408,326)

NET ASSETS (100.00%)			$102,397,884

(a)	Non-Income Producing Security.

Common Abbreviations:
Ltd. - Limited.
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (90.16%)
Communications (20.85%)
Internet (7.84%)
Tencent Holdings, Ltd.	385,000	$6,252,307

Telecommunications (13.01%)
China Fiber Optic Network System Group, Ltd.	4,734,000	1,372,700
China Mobile, Ltd.	689,500	7,533,923
China Telecom Corp., Ltd., Class H	1,232,000	694,410
China Unicom Hong Kong, Ltd.	450,000	786,106

		10,387,139

TOTAL COMMUNICATIONS		16,639,446

Consumer Discretionary (1.23%)
Specialty Retail (1.23%)
China ZhengTong Auto Services Holdings, Ltd.	1,768,500	978,750

TOTAL CONSUMER DISCRETIONARY		978,750

Consumer, Cyclical (12.13%)
Airlines (0.39%)
Air China, Ltd., Class H	510,000	311,208

Apparel (2.17%)
Shenzhou International Group Holdings, Ltd.	168,000	528,899
Sitoy Group Holdings, Ltd.	1,733,000	1,200,332

		1,729,231

Auto Manufacturers (3.07%)
Brilliance China Automotive Holdings, Ltd.	120,000	225,501
Chongqing Changan Automobile Co., Ltd., Class B	454,170	983,345
Dongfeng Motor Group Co., Ltd., Class H	698,000	1,239,488

		2,448,334

Lodging (2.01%)
Sands China, Ltd.	218,800	1,606,362

Retail (2.04%)
China Dongxiang Group Co., Ltd.	3,116,000	606,255
Man Wah Holdings, Ltd.	694,556	1,025,953

		1,632,208

	Shares	Value (Note 2)

Textiles (2.45%)
Anta Sports Products, Ltd.	257,000	$422,411
Pacific Textile Holdings, Ltd.	1,225,000	1,535,187

		1,957,598

TOTAL CONSUMER, CYCLICAL		9,684,941

Consumer, Non-Cyclical (0.25%)
Food (0.06%)
WH Group, Ltd.(a)(b)	59,100	47,280

Pharmaceuticals (0.19%)
Sinopharm Group Co., Ltd., Class H	50,800	148,861

TOTAL CONSUMER, NON-CYCLICAL		196,141

Energy (9.35%)
Oil & Gas (7.77%)
China Petroleum & Chemical Corp., Class H	3,212,000	3,144,562
CNOOC, Ltd.	1,731,000	3,061,913

		6,206,475

Oil & Gas Services (0.96%)
Anton Oilfield Services Group	1,358,000	762,903

Pipelines (0.62%)
China Gas Holdings, Ltd.	258,000	497,742

TOTAL ENERGY		7,467,120

Financials (30.61%)
Banks (19.13%)
Agricultural Bank of China, Ltd., Class H	2,273,000	1,101,156
Bank of China, Ltd., Class H	5,616,000	2,683,824
China Construction Bank Corp., Class H	7,132,080	5,456,898
China Merchants Bank Co., Ltd., Class H	498,000	1,006,430
Industrial & Commercial Bank of China, Ltd., Class H	7,358,967	5,018,945

		15,267,253

Commercial Banks (0.40%)
Chongqing Rural Commercial Bank, Class H	652,000	322,485

Diversified Financial Services (0.88%)
Haitong Securities Co., Ltd., Class H	421,600	698,825

	Shares	Value (Note 2)

Insurance (3.44%)
China Pacific Insurance Group Co., Ltd., Class H	203,400	$798,889
Ping An Insurance Group Co. of China, Ltd., Class H	229,500	1,950,062

		2,748,951

Real Estate (5.72%)
China Overseas Land & Investment, Ltd.	382,000	1,161,589
China Resources Land, Ltd.	304,000	708,457
China South City Holdings, Ltd.	1,530,000	768,652
CIFI Holdings Group Co., Ltd.	3,332,000	663,601
Shimao Property Holdings, Ltd.	550,000	1,264,583

		4,566,882

Real Estate Management & Development (1.04%)
KWG Property Holdings, Ltd.	1,135,009	828,687

TOTAL FINANCIALS		24,433,083

Industrials (11.81%)
Electrical Equipment (0.56%)
China High Speed Transmission Equipment Group Co., Ltd.(a)	578,000	450,866

Engineering & Construction (5.02%)
China Machinery Engineering Corp., Class H	669,000	405,842
China Railway Construction Corp., Ltd., Class H	1,673,500	1,604,015
China State Construction International Holdings, Ltd.	1,132,000	1,993,364

		4,003,221

Environmental Control (2.32%)
China Everbright International, Ltd.	1,069,000	1,427,161
CT Environmental Group, Ltd.	608,760	426,670

		1,853,831

Machinery-Diversified (1.30%)
CSR Corp., Ltd., Class H	1,164,000	1,041,040

Transportation (2.61%)
Sinotrans, Ltd., Class H	3,359,000	2,080,336

TOTAL INDUSTRIALS		9,429,294

Technology (3.17%)
Computers (1.77%)
PAX Global Technology, Ltd.(a)	1,841,000	1,411,207

		Shares	Value (Note 2)

Electrical Equipment & Instruments (1.40%)
Byd Co., Ltd., Class H		169,500	$1,122,085

TOTAL TECHNOLOGY			2,533,292

Utilities (0.76%)
Electric (0.28%)
Huadian Power International Corp., Ltd., Class H		356,000	219,497

Gas (0.48%)
Beijing Enterprises Holdings, Ltd.		44,000	383,147

TOTAL UTILITIES			602,644

TOTAL COMMON STOCKS (Cost $57,426,741)			71,964,711

EXCHANGE TRADED FUNDS (1.51%)
CSOP FTSE China A50 ETF		969,000	1,206,554

TOTAL EXCHANGE TRADED FUNDS (Cost $1,192,081)			1,206,554

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (3.67%)
Money Market Fund (3.67%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.043%	2,931,499	2,931,499

TOTAL SHORT TERM INVESTMENTS (Cost $2,931,499)			2,931,499

			Value (Note 2)

TOTAL INVESTMENTS (95.34%) (Cost $61,550,321)			$76,102,764

Other Assets In Excess Of Liabilities (4.66%)			3,721,823

NET ASSETS (100.00%)			$79,824,587

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, the market value of those securities was $47,280, representing 0.06% of the Fund’s net assets.

Common Abbreviations:
ETF - ExchangeTraded Fund.
FTSE - FinancialTimes and the London Stock Exchange.
Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

RiverFront Conservative Income Builder Fund
STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (4.38%)
Communications (1.40%)
Media (0.60%)
The Walt Disney Co.	525	$45,087

Telecommunications (0.80%)
Verizon Communications, Inc.	1,184	59,697

TOTAL COMMUNICATIONS		104,784

Consumer, Cyclical (1.08%)
Retail (1.08%)
CVS Caremark Corp.	576	43,983
Dollar Tree, Inc.(a)	685	37,312

		81,295

TOTAL CONSUMER, CYCLICAL		81,295

Consumer, Non-Cyclical (1.32%)
Food (0.54%)
General Mills, Inc.	811	40,672

Pharmaceuticals (0.78%)
Abbott Laboratories	1,384	58,294

TOTAL CONSUMER, NON-CYCLICAL		98,966

Financials (0.58%)
Diversified Financial Services (0.58%)
Discover Financial Services	707	43,170

TOTAL FINANCIALS		43,170

TOTAL COMMON STOCKS (Cost $298,022)		328,215

EXCHANGE TRADED FUNDS (89.20%)
Debt (57.70%)
iShares® Barclays 1-3 Year Credit Bond ETF	11,002	1,159,281
iShares® iBoxx $ High Yield Corporate Bond ETF	744	68,775
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6,350	664,972
Riverfront Strategic Income Fund(b)	21,593	539,825
SPDR® Barclays High Yield Bond ETF	1,707	69,219
SPDR® Barclays Short Term Corporate Bond ETF	37,738	1,160,066

	Shares	Value (Note 2)

Debt (continued)
SPDR® Barclays Short Term High Yield Bond ETF	21,727	$659,849

		4,321,987

Equity (31.50%)
db X-trackers MSCI EAFE Hedged Equity Fund	5,495	150,288
First Trust NASDAQ Technology Dividend Index Fund	11,550	310,349
First Trust NYSE Arca Biotechnology Index Fund(a)	577	46,800
FlexShares Quality Dividend Index Fund	6,207	213,831
Global X MLP & Energy Infrastructure ETF	6,389	122,349
Global X MSCI Norway ETF	8,282	140,960
Guggenheim S&P 500® Equal Weight Energy ETF	1,012	89,218
iShares® MSCI Australia ETF	1,392	37,013
iShares® MSCI EAFE Value ETF	1,322	75,605
iShares® MSCI Spain Capped ETF	1,813	74,170
iShares® Transportation Average ETF	861	125,560
Powershares® Dynamic Food & Beverage Portfolio	4,356	116,262
PowerShares® KBW Bank Portfolio	1,161	41,900
Schwab U.S. REIT ETF	3,053	108,107
Utilities Select Sector SPDR® Fund	1,972	81,345
Vanguard® Information Technology ETF	682	66,352
WisdomTree® Europe Hedged Equity Fund	6,351	358,450
WisdomTree® Japan Hedged Equity Fund	2,315	115,681
WisdomTree® Japan SmallCap Dividend Fund	1,055	56,105
WisdomTree® LargeCap Dividend Fund	424	29,538

		2,359,883

TOTAL EXCHANGE TRADED FUNDS (Cost $6,596,054)		6,681,870

EXCHANGE TRADED NOTES (2.18%)
Equity (2.18%)
Barclays ETN+ Select MLP ETNs	2,567	78,858
Credit Suisse MLP Equal Weight Index ETN	2,469	84,662

		163,520

TOTAL EXCHANGE TRADED NOTES (Cost $140,082)		163,520

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (3.96%)
Money Market Fund (3.96%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.043%	296,928	$296,928

TOTAL SHORT TERM INVESTMENTS (Cost $296,928)			296,928

TOTAL INVESTMENTS (99.72%) (Cost $7,331,086)			$7,470,533

Other Assets In Excess Of Liabilities (0.28%)			20,776

NET ASSETS (100.00%)			$7,491,309

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

KBW - Keefe, Bruyette, & Woods.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ- National Association of Securities Dealers Automated Quotations.

NYSE - New York Stock Exchange.

PIMCO - Pacific Investment Management Company.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (5.35%)
Communications (1.64%)
Media (0.83%)
The Walt Disney Co.	6,331	$543,706

Telecommunications (0.81%)
Verizon Communications, Inc.	10,461	527,444

TOTAL COMMUNICATIONS		1,071,150

Consumer, Cyclical (1.61%)
Retail (1.61%)
CVS Caremark Corp.	6,833	521,768
Dollar Tree, Inc.(a)	9,811	534,405

		1,056,173

TOTAL CONSUMER, CYCLICAL		1,056,173

Consumer, Non-Cyclical (1.44%)
Food (0.68%)
General Mills, Inc.	8,922	447,438

Pharmaceuticals (0.76%)
Abbott Laboratories	11,737	494,363

TOTAL CONSUMER, NON-CYCLICAL		941,801

Financials (0.66%)
Diversified Financial Services (0.66%)
Discover Financial Services	7,086	432,671

TOTAL FINANCIALS		432,671

TOTAL COMMON STOCKS (Cost $3,163,040)		3,501,795

EXCHANGE TRADED FUNDS (87.86%)
Debt (16.77%)
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	30,823	3,227,785
Riverfront Strategic Income Fund(b)	138,641	3,466,025
SPDR® Barclays High Yield Bond ETF	10,753	436,034

	Shares	Value (Note 2)

Debt (continued)
SPDR® Barclays Short Term High Yield Bond ETF	127,055	$3,858,660

		10,988,504

Equity (71.09%)
db X-trackers MSCI EAFE Hedged Equity Fund	72,866	1,992,885
First Trust NASDAQ Technology Dividend Index Fund	34,554	928,466
First Trust NYSE Arca Biotechnology Index Fund(a)	7,498	608,163
FlexShares Quality Dividend Index Fund	28,683	988,129
Global X FTSE Nordic Region ETF	12,634	321,990
Global X MLP & Energy Infrastructure ETF	92,946	1,779,916
Global X MSCI Norway ETF	102,582	1,745,946
Guggenheim S&P 500® Equal Weight Energy ETF	18,220	1,606,275
iShares® MSCI All Country Asia ex Japan Index ETF	41,953	2,705,549
iShares® MSCI Australia ETF	53,852	1,431,925
iShares® MSCI Poland Capped ETF	15,690	432,259
iShares® MSCI Spain Capped ETF	15,996	654,396
iShares® North American Tech-Multimedia Networking ETF	36,088	1,230,962
iShares® Russell Micro-Cap ETF	39,684	2,808,040
iShares® Transportation Average ETF	7,453	1,086,871
Powershares® Dynamic Food & Beverage Portfolio	30,830	822,853
PowerShares® KBW Bank Portfolio	36,390	1,313,315
Schwab U.S. REIT ETF	64,462	2,282,599
Vanguard® FTSE® Europe ETF	80,859	4,636,455
Vanguard® Information Technology ETF	7,947	773,164
WisdomTree® Europe Hedged Equity Fund	90,371	5,100,539
WisdomTree® Europe SmallCap Dividend Fund	14,443	820,651
WisdomTree® Japan Hedged Equity Fund	51,163	2,556,615
WisdomTree® Japan SmallCap Dividend Fund	11,613	617,579

		Shares	Value (Note 2)

Equity (continued)
WisdomTree® LargeCap Dividend Fund		105,356	$7,339,626

			46,585,168

TOTAL EXCHANGE TRADED FUNDS (Cost $54,511,564)			57,573,672

EXCHANGE TRADED NOTES (2.48%)
Equity (2.48%)
Barclays ETN+ Select MLP ETNs		29,278	899,420
Credit Suisse MLP Equal Weight Index ETN		21,197	726,845

			1,626,265

TOTAL EXCHANGE TRADED NOTES (Cost $1,370,239)			1,626,265

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (4.29%)
Money Market Fund (4.29%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.043%	2,808,330	2,808,330

TOTAL SHORT TERM INVESTMENTS (Cost $2,808,330)			2,808,330

TOTAL INVESTMENTS (99.98%) (Cost $61,853,173)			$65,510,062

Other Assets In Excess Of Liabilities (0.02%)			15,730

NET ASSETS (100.00%)			$65,525,792

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

KBW - Keefe, Bruyette, & Woods.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ - National Association of Securities Dealers Automated Quotations.

NYSE - New York Stock Exchange.

PIMCO - Pacific Investment Management Company.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (5.87%)
Communications (1.66%)
Media (0.84%)
The Walt Disney Co.	3,451	$296,372

Telecommunications (0.82%)
Verizon Communications, Inc.	5,677	286,234

TOTAL COMMUNICATIONS		582,606

Consumer, Cyclical (1.52%)
Retail (1.52%)
CVS Caremark Corp.	3,206	244,810
Dollar Tree, Inc.(a)	5,323	289,944

		534,754

TOTAL CONSUMER, CYCLICAL		534,754

Consumer, Non-Cyclical (2.13%)
Food (0.70%)
General Mills, Inc.	4,881	244,782

Pharmaceuticals (1.43%)
Abbott Laboratories	5,493	231,365
Omnicare, Inc.	4,307	269,188

		500,553

TOTAL CONSUMER, NON-CYCLICAL		745,335

Financials (0.56%)
Diversified Financial Services (0.56%)
Discover Financial Services	3,194	195,026

TOTAL FINANCIALS		195,026

TOTAL COMMON STOCKS (Cost $1,793,138)		2,057,721

EXCHANGE TRADED FUNDS (89.36%)
Debt (7.12%)
iShares® iBoxx $ High Yield Corporate Bond ETF	3,276	302,833
Riverfront Strategic Income Fund(b)	75,636	1,890,900

	Shares	Value (Note 2)

Debt (continued)
SPDR® Barclays High Yield Bond ETF	7,495	$303,922

		2,497,655

Equity (82.24%)
db X-trackers MSCI EAFE Hedged Equity Fund	38,492	1,052,756
Financial Select Sector SPDR® Fund	34,724	778,165
First Trust NASDAQ Technology Dividend Index Fund	51,198	1,375,690
First Trust NYSE Arca Biotechnology Index Fund(a)	4,091	331,821
FlexShares Quality Dividend Index Fund	25,109	865,005
Global X FTSE Nordic Region ETF	6,895	175,726
Global X MLP & Energy Infrastructure ETF	32,333	619,177
Global X MSCI Norway ETF	58,026	987,603
Guggenheim S&P 500® Equal Weight Energy ETF	9,486	836,286
iShares® MSCI All Country Asia ex Japan Index ETF	31,606	2,038,271
iShares® MSCI Australia ETF	29,295	778,954
iShares® MSCI EAFE ETF	7,490	498,759
iShares® MSCI Japan Index ETF	25,104	301,248
iShares® MSCI Poland Capped ETF	8,471	233,376
iShares® MSCI Spain Capped ETF	9,973	407,995
iShares® MSCI Switzerland Capped ETF	10,996	360,669
iShares® MSCI United Kingdom ETF	13,776	280,755
iShares® North American Tech-Multimedia Networking ETF	19,532	666,236
iShares® Russell Micro-Cap ETF	15,229	1,077,604
iShares® Transportation Average ETF	5,010	730,608
iShares® U.S. Home Construction ETF	14,999	333,128
iShares® US Consumer Goods ETF	10,673	1,020,446
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	11,747	521,097
PowerShares® KBW Bank Portfolio	13,333	481,188
Schwab U.S. REIT ETF	23,307	825,301
Vanguard® FTSE® Developed Markets ETF	33,495	1,391,717
Vanguard® FTSE® Europe ETF	37,409	2,145,032
Vanguard® Information Technology ETF	3,724	362,308
Vanguard® Large-Cap ETF	9,984	886,180
Wilshire Micro-Cap ETF	33,586	883,621

		Shares	Value (Note 2)

Equity (continued)
WisdomTree® Europe Hedged Equity Fund		56,067	$3,164,421
WisdomTree® Europe SmallCap Dividend Fund		7,855	446,321
WisdomTree® Japan Hedged Equity Fund		32,914	1,644,713
WisdomTree® Japan SmallCap Dividend Fund		6,261	332,960

			28,835,137

TOTAL EXCHANGE TRADED FUNDS (Cost $29,361,368)			31,332,792

EXCHANGE TRADED NOTES (2.42%)
Equity (2.42%)
Barclays ETN+ Select MLP ETNs		12,875	395,520
Credit Suisse MLP Equal Weight Index ETN		13,215	453,142

			848,662

TOTAL EXCHANGE TRADED NOTES (Cost $819,581)			848,662

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (2.33%)
Money Market Fund (2.33%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.043%	819,286	819,286

TOTAL SHORT TERM INVESTMENTS (Cost $819,286)			819,286

TOTAL INVESTMENTS (99.98%) (Cost $32,793,373)			$35,058,461

Other Assets In Excess Of Liabilities (0.02%)			6,019

NET ASSETS (100.00%)			$35,064,480

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETN - Exchange Traded Note.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

KBW- Keefe, Bruyette, & Woods.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ- National Association of Securities Dealers Automated Quotations.

NYSE - New York Stock Exchange.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (6.47%)
Communications (1.65%)
Media (0.84%)
The Walt Disney Co.	7,203	$618,594

Telecommunications (0.81%)
Verizon Communications, Inc.	11,961	603,073

TOTAL COMMUNICATIONS		1,221,667

Consumer, Cyclical (1.64%)
Retail (1.64%)
CVS Caremark Corp.	7,976	609,047
Dollar Tree, Inc.(a)	11,154	607,559

		1,216,606

TOTAL CONSUMER, CYCLICAL		1,216,606

Consumer, Non-Cyclical (2.54%)
Food (0.88%)
General Mills, Inc.	13,114	657,667

Pharmaceuticals (1.66%)
Abbott Laboratories	13,680	576,202
Omnicare, Inc.	10,496	656,000

		1,232,202

TOTAL CONSUMER, NON-CYCLICAL		1,889,869

Financials (0.64%)
Diversified Financial Services (0.64%)
Discover Financial Services	7,760	473,825

TOTAL FINANCIALS		473,825

TOTAL COMMON STOCKS (Cost $4,152,291)		4,801,967

EXCHANGE TRADED FUNDS (88.98%)
Equity (88.98%)
DB X-trackers MSCI EAFE Hedged Equity Fund	80,809	2,210,126
Financial Select Sector SPDR® Fund	32,983	739,149
First Trust Dow Jones® Select Microcap Index Fund	24,257	748,086
First Trust NASDAQ Technology Dividend Index Fund	99,921	2,684,877

		Value
	Shares	(Note 2)

Equity (continued)
First Trust NYSE Arca Biotechnology Index Fund(a)	9,618	$780,116
FlexShares Quality Dividend Index Fund	32,575	1,122,209
Global X FTSE Nordic Region ETF	14,460	368,528
Global X MLP & Energy Infrastructure ETF	76,758	1,469,916
Global X MSCI Norway ETF	118,273	2,013,006
Guggenheim S&P 500® Equal Weight Energy ETF	25,016	2,205,411
iShares® MSCI All Country Asia ex Japan Index ETF	84,088	5,422,835
iShares® MSCI Australia ETF	62,114	1,651,611
iShares® MSCI Japan Index ETF	66,065	792,780
iShares® MSCI Pacific ex Japan ETF	15,225	770,994
iShares® MSCI Poland Capped ETF	17,917	493,613
iShares® MSCI Spain Capped ETF	18,302	748,735
iShares® MSCI Switzerland Capped ETF	22,450	736,360
iShares® MSCI United Kingdom ETF	26,914	548,507
iShares® North American Tech-Multimedia Networking ETF	20,017	682,780
iShares® Russell Micro-Cap ETF	29,954	2,119,545
iShares® Transportation Average ETF	10,618	1,548,423
iShares® U.S. Home Construction ETF	42,290	939,261
iShares® US Consumer Goods ETF	20,627	1,972,148
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	32,277	1,431,808
PowerShares® KBW Bank Portfolio	40,816	1,473,049
PowerShares® S&P 500® High Beta Port ETF	70,795	2,288,094
Schwab U.S. REIT ETF	54,662	1,935,581
Vanguard® FTSE® Developed Markets ETF	74,349	3,089,201
Vanguard® FTSE® Europe ETF	116,687	6,690,833
Vanguard® Information Technology ETF	21,943	2,134,835
Wilshire Micro-Cap ETF	76,849	2,021,836
WisdomTree® Europe Hedged Equity Fund	117,828	6,650,212
WisdomTree® Europe SmallCap Dividend Fund	16,843	957,019
WisdomTree® Japan Hedged Equity Fund	79,359	3,965,569

			Value
		Shares	(Note 2)

Equity (continued)
WisdomTree® Japan SmallCap Dividend Fund		12,895	$685,756

			66,092,809

TOTAL EXCHANGE TRADED FUNDS (Cost $59,503,790)			66,092,809

EXCHANGE TRADED NOTES (2.59%)
Equity (2.59%)
Barclays ETN+ Select MLP ETNs		26,954	828,027
Credit Suisse MLP Equal Weight Index ETN		31,857	1,092,377

			1,920,404

TOTAL EXCHANGE TRADED NOTES (Cost $1,862,075)			1,920,404

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (1.79%)
Money Market Fund (1.79%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.043%	1,328,800	1,328,800

TOTAL SHORT TERM INVESTMENTS (Cost $1,328,800)			1,328,800

TOTAL INVESTMENTS (99.83%) (Cost $66,846,956)			$74,143,980

Other Assets In Excess Of Liabilities (0.17%)			129,959

NET ASSETS (100.00%)			$74,273,939

(a) Non-Income Producing Security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETN - Exchange Traded Note.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

KBW- Keefe, Bruyette, & Woods.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ- National Association of Securities Dealers Automated Quotations.

NYSE - New York Stock Exchange.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (5.21%)
Communications (1.65%)
Media (0.84%)
The Walt Disney Co.	13,399	$1,150,706

Telecommunications (0.81%)
Verizon Communications, Inc.	21,745	1,096,383

TOTAL COMMUNICATIONS		2,247,089

Consumer, Cyclical (1.42%)
Retail (1.42%)
CVS Caremark Corp.	14,371	1,097,370
Dollar Tree, Inc.(a)	15,218	828,924

		1,926,294

TOTAL CONSUMER, CYCLICAL		1,926,294

Consumer, Non-Cyclical (1.46%)
Food (0.69%)
General Mills, Inc.	18,675	936,551

Pharmaceuticals (0.77%)
Abbott Laboratories	24,928	1,049,967

TOTAL CONSUMER, NON-CYCLICAL		1,986,518

Financials (0.68%)
Diversified Financial Services (0.68%)
Discover Financial Services	15,212	928,845

TOTAL FINANCIALS		928,845

TOTAL COMMON STOCKS (Cost $6,236,704)		7,088,746

EXCHANGE TRADED FUNDS (87.10%)
Debt (33.27%)
iShares® Barclays 1-3 Year Credit Bond ETF	93,648	9,867,690
iShares® iBoxx $ High Yield Corporate Bond ETF	13,240	1,223,906
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	85,653	8,969,582
Riverfront Strategic Income Fund(b)	393,759	9,843,975
SPDR® Barclays High Yield Bond ETF	30,360	1,231,098
SPDR® Barclays Short Term Corporate Bond ETF	171,455	5,270,527

	Shares	Value (Note 2)

Debt (continued)
SPDR® Barclays Short Term High Yield Bond ETF	292,777	$8,891,637

		45,298,415

Equity (53.83%)
db X-trackers MSCI EAFE Hedged Equity Fund	99,924	2,732,921
First Trust NASDAQ Technology Dividend Index Fund	166,735	4,480,169
First Trust NYSE Arca Biotechnology Index Fund(a)	10,581	858,225
FlexShares Quality Dividend Index Fund	146,330	5,041,068
Global X MLP & Energy Infrastructure ETF	154,598	2,960,552
Global X MSCI Norway ETF	154,809	2,634,849
Guggenheim S&P 500® Equal Weight Energy ETF	30,861	2,720,706
iShares® MSCI Australia ETF	68,363	1,817,772
iShares® MSCI EAFE ETF	44,818	2,984,431
iShares® MSCI EAFE Value ETF	28,510	1,630,487
iShares® MSCI Spain Capped ETF	33,887	1,386,317
iShares® North American Tech-Multimedia Networking ETF	48,806	1,664,773
iShares® Transportation Average ETF	19,041	2,776,749
Powershares® Dynamic Food & Beverage Portfolio	155,052	4,138,338
PowerShares® FTSE® RAFI Developed Markets ex-U.S. Portfolio	47,541	2,108,919
PowerShares® KBW Bank Portfolio	30,928	1,116,192
Schwab U.S. REIT ETF	156,498	5,541,594
Utilities Select Sector SPDR® Fund	40,559	1,673,059
Vanguard® Information Technology ETF	17,149	1,668,426
WisdomTree® Europe Hedged Equity Fund	161,423	9,110,714
WisdomTree® Japan Hedged Equity Fund	56,192	2,807,914
WisdomTree® Japan SmallCap Dividend Fund	18,926	1,006,485
WisdomTree® LargeCap Dividend Fund	149,845	10,438,952

		73,299,612

TOTAL EXCHANGE TRADED FUNDS (Cost $112,921,681)		118,598,027

		Shares	Value (Note 2)

EXCHANGE TRADED NOTES (3.53%)
Equity (3.53%)
Barclays ETN+ Select MLP ETNs		107,016	$3,287,532
Credit Suisse MLP Equal Weight Index ETN		44,476	1,525,082

			4,812,614

TOTAL EXCHANGE TRADED NOTES (Cost $4,027,156)			4,812,614

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (4.24%)
Money Market Fund (4.24%)
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio	0.043%	5,774,542	5,774,542

TOTAL SHORT TERM INVESTMENTS (Cost $5,774,542)			5,774,542

TOTAL INVESTMENTS (100.08%) (Cost $128,960,083)			$136,273,929

Liabilities In Excess Of Other Assets (-0.08%)			(109,203)

NET ASSETS (100.00%)			$136,164,726

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

KBW- Keefe, Bruyette, & Woods.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ- National Association of Securities Dealers Automated Quotations.

NYSE - New York Stock Exchange.

PIMCO - Pacific Investment Management Company.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly

Statements of Investments

July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2014, the Trust had 32 registered funds. This quarterly report describes the following funds: ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Disciplined Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”). Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. ALPS | Kotak India Growth Fund seeks to achieve long-term capital appreciation. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Disciplined Value Fund seeks long-term capital appreciation; dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time, primarily through investments in fixed-income securities, including high- and low-grade corporate debt, with the balance of the Fund (typically 20%-50%) invested in a diversified basket of dividend-paying stocks, including small-and mid-cap domestic and foreign securities. The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives; (1) seeks to provide a level of current income that exceeds the average yield on U.S. stocks in general and; (2) to provide a growing stream of income over the years.

The classes of each fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities, may be subject to taxation in India. India’s Finance Act of 2012 had introduced legislation on General Anti-Avoidance Rules (“GAAR”) into the Act which contains treaty override provisions. The GAAR may be used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”. Originally, GAAR was to be effective from April 1, 2012; however, subsequent to the 2013 amendments introduced to the Finance Act, GAAR has been deferred until April 1, 2015.

Basis of Consolidation for the ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the statements of investments of the Subsidiary are included in the consolidated statements of investments and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2014, net assets of the CoreCommodity Fund were $428,946,916, of which $83,935,814, or 19.57%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost; unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2014:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ALPS | Alerian MLP Infrastructure Index Fund
Master Limited Partnerships(a)	$20,860,304	$–	$–	$20,860,304
Short Term Investments	324,545	–	–	324,545

TOTAL	$21,184,849	$–	$–	$21,184,849

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$158,098,448	$–	$–	$158,098,448
Master Limited Partnerships(a)	1,611,974	–	–	1,611,974
Warrants	0	–	–	0
Commodity-Linked Notes	–	5,872,807	–	5,872,807
Government Bonds	–	205,703,002	–	205,703,002
Purchased Options	705,047	–	–	705,047
Short Term Investments	56,474,870	–	–	56,474,870

TOTAL	$216,890,339	$211,575,809	$–	$428,466,148

Other Financial Instruments
Assets:
Futures Contracts	$456,524	$–	$–	$456,524
Total Return Swap Contracts	–	1,069,596	–	1,069,596
Liabilities:
Written Options	(568,339)		–	(568,339)
Futures Contracts	(710,913)	–	–	(710,913)
Total Return Swap Contracts	–	(10,470,981)	–	(10,470,981)

TOTAL	$(822,728)	$(9,401,385)	$–	$(10,224,113)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$–	$1,023,100	$–	$1,023,100
Consumer Staples	129,623	849,599	–	979,222
Energy	–	612,245	–	612,245
Financials	540,325	2,613,095	–	3,153,420
Health Care	–	686,391	–	686,391
Industrials	240,122	877,653	–	1,117,775
Information Technology	–	1,481,914	–	1,481,914
Materials	250,162	959,455	–	1,209,617
Telecommunication Services	–	305,963	–	305,963
Utilities	–	210,220	–	210,220

Total	$1,160,232	$9,619,635	$–	$10,779,867

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ALPS | Red Rocks Listed Private Equity Fund
Common Stocks(a)	$477,562,161	$–	$–	$477,562,161
Short Term Investments	5,331,652	–	–	5,331,652

Total	$482,893,813	$–	$–	$482,893,813

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ALPS | WMC Disciplined Value Fund
Common Stocks(a)	$101,050,273	$–	$–	$101,050,273
Exchange Traded Funds	520,950	–	–	520,950
Short Term Investments	1,234,987	–	–	1,234,987

Total	$102,806,210	$–	$–	$102,806,210

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Clough China Fund
Common Stocks
Communications	$–	$16,639,446	$–	$16,639,446
Consumer Discretionary	–	978,750	–	978,750
Consumer, Cyclical	983,345	8,701,596	–	9,684,941
Consumer, Non-Cyclical	–	196,141	–	196,141
Energy	–	7,467,120	–	7,467,120
Financials	–	24,433,083	–	24,433,083
Industrials	–	9,429,294	–	9,429,294
Technology	–	2,533,292	–	2,533,292
Utilities	–	602,644	–	602,644
Exchange Traded Funds	1,206,554	–	–	1,206,554
Short Term Investments	2,931,499	–	–	2,931,499

Total	$5,121,398	$70,981,366	$–	$76,102,764

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

RiverFront Conservative Income Builder Fund
Common Stocks(a)	$328,215	$–	$–	$328,215
Exchange Traded Funds(a)	6,681,870	–	–	6,681,870
Exchange Traded Notes(a)	163,520	–	–	163,520
Short Term Investments	296,928	–	–	296,928

Total	$7,470,533	$–	$–	$7,470,533

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

RiverFront Dynamic Equity Income Fund
Common Stocks(a)	$3,501,795	$–	$–	$3,501,795
Exchange Traded Funds(a)	57,573,672	–	–	57,573,672
Exchange Traded Notes(a)	1,626,265	–	–	1,626,265
Short Term Investments	2,808,330	–	–	2,808,330

Total	$65,510,062	$–	$–	$65,510,062

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

RiverFront Global Allocation Fund
Common Stocks(a)	$2,057,721	$–	$–	$2,057,721
Exchange Traded Funds(a)	31,332,792	–	–	31,332,792
Exchange Traded Notes(a)	848,662	–	–	848,662
Short Term Investments	819,286	–	–	819,286

Total	$35,058,461	$–	$–	$35,058,461

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

RiverFront Global Growth Fund
Common Stocks(a)	$4,801,967	$–	$–	$4,801,967
Exchange Traded Funds(a)	66,092,809	–	–	66,092,809
Exchange Traded Notes(a)	1,920,404	–	–	1,920,404
Short Term Investments	1,328,800	–	–	1,328,800

Total	$74,143,980	$–	$–	$74,143,980

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

RiverFront Moderate Growth & Income Fund
Common Stocks(a)	$7,088,746	$–	$–	$7,088,746
Exchange Traded Funds(a)	118,598,027	–	–	118,598,027
Exchange Traded Notes(a)	4,812,614	–	–	4,812,614
Short Term Investments	5,774,542	–	–	5,774,542

Total	$136,273,929	$–	$–	$136,273,929

(a) For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | Kotak India Growth Fund and Clough China Fund. The ALPS | Kotak India Growth Fund and Clough China Fund utilize a fair valuation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the tables below represent the value of the securities as of July 31, 2014 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2014.

	Level 1 – Unadjusted Quoted Prices		Level 2 – Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

ALPS | Kotak India Growth Fund
Common Stocks	$669,948	$–	$–	$(669,948)

Total	$669,948	$–	$–	$(669,948)

	Level 1 – Unadjusted Quoted Prices		Level 2 – Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Clough China Fund
Common Stocks	$–	$(9,069,110)	$9,069,110	$–

Total	$–	$(9,069,110)	$9,069,110	$–

Commodity-Linked Notes: The ALPS | | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Master Limited Partnerships: MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Short Sales: Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. During the three months ended July 31, 2014, the Funds did not engage in short sales activity; therefore, there were no outstanding short sale positions at the period end.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Alerian MLP Infrastructure Index Fund	$2,744,776	$(109,770)	$2,635,006	$18,549,843
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	22,694,110	(20,034,545)	2,659,565	425,806,583
ALPS | Kotak India Growth Fund	1,862,137	(70,406)	1,791,731	8,988,136
ALPS | Red Rocks Listed Private Equity Fund	93,570,049	(9,640,646)	83,929,403	398,964,410
ALPS | WMC Disciplined Value Fund	34,366,338	(570,502)	33,795,836	69,010,374
Clough China Fund	13,192,130	(438,899)	12,753,231	63,349,533
RiverFront Conservative Income Builder Fund	166,704	(34,533)	132,171	7,338,362
RiverFront Dynamic Equity Income Fund	4,291,896	(651,337)	3,640,559	61,869,503
RiverFront Global Allocation Fund	2,596,392	(337,830)	2,258,562	32,799,899
RiverFront Global Growth Fund	7,930,262	(643,749)	7,286,513	66,857,467
RiverFront Moderate Growth & Income Fund	7,880,744	(568,601)	7,312,143	128,961,786

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, ALPS | Kotak India Growth Fund and ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund are permitted to purchase investment securities and also may enter into various types of derivatives contracts. The other funds, ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Disciplined Value Fund, Clough China Fund, RiverFront Conservative

Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: The CoreCommodity Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the CoreCommodity Fund and/or the termination value at the end of the contract.

Therefore, the CoreCommodity Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The CoreCommodity Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The CoreCommodity Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the CoreCommodity Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

The CoreCommodity Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at July 31, 2014 are disclosed after the Statement of Investments.

The number of swap contracts held at July 31, 2014 is representative of the swap contract activity for the three months ended July 31, 2014.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of July 31, 2014, the CoreCommodity Fund had futures contracts outstanding with a net unrealized depreciation of $254,389. The number of futures contracts held at July 31, 2014 is representative of futures contracts activity during the three months ended July 31, 2014.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The CoreCommodity Fund had the following transactions in written covered call/put options during the three months ended July 31, 2014:

	Number of Contracts	Premiums
Options Outstanding, at May 1, 2014	(200)	$502,628
Options written	(2,058)	728,884
Options closed	355	(331,871)
Options exercised	-	-
Options expired	50	(74,864)

Options Outstanding, at July 31, 2014	(1,853)	$824,777

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investments in affiliated companies for the three month period ended July 31, 2014 were as follows:

RiverFront Conservative Income Builder

Security Name	Share Balance May 1, 2014	Purchases	Sales	Share Balance July 31, 2014	Dividend Income	Realized Loss	Market Value July 31, 2014
Riverfront Strategic Income Fund	19,045	2,964	416	21,593	$ 4,158	$ (42)	$539,825
					$ 4,158	$ (42)	$539,825

RiverFront Dynamic Equity Income Fund

Security Name	Share Balance May 1, 2014	Purchases	Sales	Share Balance July 31, 2014	Dividend Income	Realized Gain	Market Value July 31, 2014
Riverfront Strategic Income Fund	125,419	13,222	-	138,641	$ 26,776	$ -	$3,466,025
					$ 26,776	$ -	$3,466,025

RiverFront Global Allocation Fund

Security Name	Share Balance May 1, 2014	Purchases	Sales	Share Balance July 31, 2014	Dividend Income	Realized Gain	Market Value July 31, 2014
Riverfront Strategic Income Fund	73,453	2,183	-	75,636	$ 14,864	$ -	$1,890,900
					$ 14,864	$ -	$1,890,900

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance May 1, 2014	Purchases	Sales	Share Balance July 31, 2014	Dividend Income	Realized Gain	Market Value July 31, 2014
Riverfront Strategic Income Fund	383,662	10,097	-	393,759	$ 77,554	$ -	$9,843,975
					$ 77,554	$ -	$9,843,975

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services-Investment Companies (Topic 946):

Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2014 (UNAUDITED)

	Principal Amount/ Shares	Value (Note 2)

GOVERNMENT BONDS (33.13%)
U.S. TREASURY NOTES (33.13%)
0.250%, 08/31/2014	$6,745,000	$6,746,315
0.250%, 09/30/2015	5,000,000	5,004,785
0.250%, 10/31/2015	5,000,000	5,003,320
0.250%, 11/30/2015	7,013,000	7,014,641
0.250%, 12/31/2015	9,029,000	9,029,885
0.375%, 01/31/2016	6,006,000	6,013,976
0.250%, 02/29/2016	6,019,000	6,011,946
0.375%, 03/31/2016	5,042,000	5,042,393
0.375%, 04/30/2016	5,019,000	5,016,255
0.375%, 05/31/2016	7,029,000	7,018,843

TOTAL GOVERNMENT BONDS (Cost $61,851,413)		61,902,359

SHORT TERM INVESTMENTS (38.92%)
MONEY MARKET FUND (5.05%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.010%	9,442,613	9,442,613

U.S. TREASURY BILLS (33.87%)
0.093%, 08/21/2014(a)	5,500,000	5,499,712
0.119%, 09/18/2014(a)	5,750,000	5,749,081
0.059%, 10/16/2014(a)	4,000,000	3,999,884
0.083%, 11/13/2014(a)	7,500,000	7,499,265
0.096%, 12/11/2014(a)	5,000,000	4,999,220
0.087%, 01/08/2015(a)	4,250,000	4,249,103
0.099%, 02/05/2015(a)	10,000,000	9,997,650
0.062%, 03/05/2015(a)	5,000,000	4,998,275
0.073%, 04/02/2015(a)	6,500,000	6,497,465
0.074%, 04/30/2015(a)	4,300,000	4,297,970
0.069%, 05/28/2015(a)	5,500,000	5,496,332

		63,283,957

TOTAL SHORT TERM INVESTMENTS (Cost $72,719,837)		72,726,570

TOTAL INVESTMENTS (72.05%) (Cost $134,571,250)		$134,628,929

Other Assets In Excess Of Liabilities (27.95%)		52,215,980(b)

NET ASSETS (100.00%)		$186,844,909

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At July 31, 2014, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation

Commodity Contracts
Corn Future	Short	463	09/15/2014	$(8,264,550)	$1,466,674
Soybean Future	Short	150	09/15/2014	(8,248,125)	60,592
Sugar No. 11 (World) Future	Short	449	10/01/2014	(8,277,405)	777,155
WTI Crude Oil Future	Short	56	08/21/2014	(5,497,520)	117,406

Equity Contracts
Nikkei 225 Index Future	Long	121	09/12/2014	9,383,550	54,227

Fixed Income Contracts
Canadian 10 Year Bond Future	Long	226	09/22/2014	28,375,659	327,252
Euro-Bund Future	Long	144	09/09/2014	28,535,833	455,346

Foreign Currency Contracts
Euro FX Currency Future	Short	141	09/16/2014	(23,603,400)	269,999
Japanese Yen Currency Future	Short	443	09/16/2014	(53,846,650)	231,984
Swiss Franc Currency Future	Short	308	09/16/2014	(42,376,950)	468,847

				$(83,819,558)	$4,229,482

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation

Commodity Contracts
Copper Future	Long	71	09/29/2014	$5,735,025	$(25,509)
Gold 100 Oz Future	Long	23	12/30/2014	2,950,440	(32,510)
New York Harbor ULSD Future	Short	68	09/02/2014	(8,253,554)	(11,748)
Silver Future	Long	54	09/29/2014	5,511,240	(178,322)

Equity Contracts
Euro Stoxx 50® Index Future	Long	110	09/22/2014	4,594,135	(221,335)
FTSE® 100 Index Future	Long	82	09/22/2014	9,251,321	(26,048)
S&P 500® E-mini Future	Long	147	09/20/2014	14,147,280	(78,586)

Fixed Income Contracts
Long Gilt Future	Long	102	09/29/2014	19,059,884	(1,961)
U.S. 10 Year Treasury Note Future	Long	229	09/22/2014	28,535,553	(124,166)

Foreign Currency Contracts
Australian Dollar Currency Future	Long	706	09/16/2014	65,410,900	(755,863)
Canadian Dollar Currency Future	Short	257	09/17/2014	(23,551,480)	(8,750)
New Zealand Dollar Currency Future	Long	500	09/16/2014	42,275,000	(45,805)

				$165,665,744	$(1,510,603)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

FX - Foreign

No. - Number

Oz - Ounce

S&P - Standard and Poor’s

ULSD - Ultra Low Sulfur Diesel

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Notes to Quarterly Consolidated
Aspen Managed Futures Strategy Fund	Schedule of Investments

July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2014, the Trust had 32 registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Basis of Consolidation for the Aspen Futures Fund, Ltd.

Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Quarterly Consolidated
Aspen Managed Futures Strategy Fund	Schedule of Investments

July 31, 2014 (Unaudited)

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2014:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Government Bonds	$–	$61,902,359	$–	$61,902,359
Short Term Investments	9,442,613	63,283,957	–	72,726,570

TOTAL	$9,442,613	$125,186,316	$–	$134,628,929

Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$2,421,827	$–	$–	$2,421,827
Equity Contracts	54,227	–	–	54,227
Fixed Income Contracts	782,598	–	–	782,598
Foreign Currency Contracts	970,830	–	–	970,830
Liabilities:
Futures Contracts
Commodity Contracts	(248,089)	–	–	(248,089)
Equity Contracts	(325,969)	–	–	(325,969)
Fixed Income Contracts	(126,127)	–	–	(126,127)
Foreign Currency Contracts	(810,418)	–	–	(810,418)

TOTAL	$2,718,879	$–	$–	$2,718,879

The Fund recognizes transfers between levels as of the end of the period. For the quarter ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. For the quarter ended July 31, 2014, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Notes to Quarterly Consolidated
Aspen Managed Futures Strategy Fund	Schedule of Investments

July 31, 2014 (Unaudited)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•

Fixed Income Risk: When the Fund invests in fixed-income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

•

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position

Notes to Quarterly Consolidated
Aspen Managed Futures Strategy Fund	Schedule of Investments

July 31, 2014 (Unaudited)

increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Tax Basis of Investments: As of July 31, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments

Aspen Managed Futures Strategy Fund	$134,571,250	$228,698	$(171,019)	$57,679

THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2014 (UNAUDITED)

	Shares	Value (Note 2)

COMMON STOCKS (73.67%)
CONSUMER DISCRETIONARY (18.98%)
Auto & Auto Parts (1.42%)
Gentex Corp.	43,250	$1,249,925

Consumer Products (5.22%)
Ethan Allen Interiors, Inc.	41,269	945,885
Garmin Ltd.	23,413	1,288,652
Ralph Lauren Corp.	8,531	1,329,642
Select Comfort Corp.(a)	50,711	1,024,362

		4,588,541

Leisure (2.40%)
Cheesecake Factory, Inc.	13,650	585,312
Royal Caribbean Cruises Ltd.	25,525	1,522,566

		2,107,878

Media (0.59%)
DreamWorks Animation SKG, Inc. - Class A(a)	25,812	516,240

Retail (8.68%)
Cabela’s, Inc.(a)	33,000	1,925,880
L Brands, Inc.	35,080	2,033,587
TJX Cos., Inc.	68,675	3,659,691

		7,619,158

Textiles, Apparel & Luxury Goods (0.67%)
Tumi Holdings, Inc.(a)	28,025	590,767

TOTAL CONSUMER DISCRETIONARY		16,672,509

CONSUMER, CYCLICAL (0.32%)
Retail (0.32%)
Urban Outfitters, Inc.(a)	7,825	279,587

TOTAL CONSUMER, CYCLICAL		279,587

ENERGY (1.90%)
Energy Equipment & Services (1.32%)
Noble Corp. PLC	37,132	1,164,831

Oil, Gas & Consumable Fuels (0.58%)
Ultra Petroleum Corp.(a)	22,100	506,532

TOTAL ENERGY		1,671,363

FINANCIAL SERVICES (2.01%)
Banks (0.65%)
TCF Financial Corp.	35,775	565,603

	Shares	Value (Note 2)

FINANCIAL SERVICES (continued)
Investment Banking & Brokerage (1.36%)
E*Trade Financial Corp.(a)	27,571	$579,542
Janus Capital Group, Inc.	54,225	617,623

		1,197,165

TOTAL FINANCIAL SERVICES		1,762,768

HEALTH CARE (7.70%)
Biotechnology (0.68%)
Myriad Genetics, Inc.(a)	16,625	600,162

Medical Equipment & Services (5.96%)
Edwards Lifesciences Corp.(a)	27,650	2,495,413
Intuitive Surgical, Inc.(a)	3,362	1,538,283
Varian Medical Systems, Inc.(a)	14,600	1,199,390

		5,233,086

Medical Specialties (1.06%)
Align Technology, Inc.(a)	17,075	925,636

TOTAL HEALTH CARE		6,758,884

INDUSTRIALS (1.96%)
Machinery-Diversified (0.74%)
Graco, Inc.	8,825	654,374

Professional Services (1.22%)
Corporate Executive Board Co.	17,225	1,069,155

TOTAL INDUSTRIALS		1,723,529

INFORMATION TECHNOLOGY (1.85%)
Consumer Finance & Credit Services (1.85%)
FactSet Research Systems, Inc.	13,544	1,627,041

TOTAL INFORMATION TECHNOLOGY		1,627,041

PRODUCER DURABLES (9.91%)
Machinery (2.70%)
Middleby Corp.(a)	32,529	2,370,063

Manufacturing & Production (1.87%)
Eaton Corp. PLC	24,164	1,641,219

Scientific Instruments & Services (2.38%)
Brady Corp. - Class A	11,900	311,185
Trimble Navigation Ltd.(a)	57,625	1,780,613

		2,091,798

Software (0.56%)
Paychex, Inc.	11,925	489,044

	Shares	Value (Note 2)

PRODUCER DURABLES (continued)
Transportation & Freight (2.40%)
JetBlue Airways Corp.(a)	74,450	$798,104
Landstar System, Inc.	19,800	1,309,374

		2,107,478

TOTAL PRODUCER DURABLES		8,699,602

TECHNOLOGY (27.99%)
Computers (1.38%)
IHS, Inc. - Class A(a)	4,600	604,302
Imation Corp.(a)	800	2,576
Teradata Corp.(a)	14,300	602,888

		1,209,766

Electronics (7.70%)
ARM Holdings PLC ADR	19,812	847,161
Microchip Technology, Inc.	19,400	873,388
Open Text Corp.	50,462	2,808,210
Plexus Corp.(a)	56,725	2,230,994

		6,759,753

Information Technology (15.43%)
Akamai Technologies, Inc.(a)	32,850	1,938,807
Apple, Inc.	8,701	831,555
Autodesk, Inc.(a)	37,750	2,013,962
Dolby Laboratories, Inc. - Class A(a)	14,400	642,816
Intuit, Inc.	40,775	3,342,327
Seagate Technology PLC	50,037	2,932,168
Yahoo!, Inc.(a)	51,775	1,854,063

		13,555,698

Software (1.58%)
Qlik Technologies, Inc.(a)	30,000	793,800
RealPage, Inc.(a)	36,800	592,664

		1,386,464

Telecommunications (1.90%)
Plantronics, Inc.	26,500	1,244,705
ViaSat, Inc.(a)	7,219	422,095

		1,666,800

TOTAL TECHNOLOGY		24,578,481

UTILITIES (1.05%)
Utilities (1.05%)
tw telecom, Inc.(a)	22,600	920,724

TOTAL UTILITIES		920,724

TOTAL COMMON STOCKS (Cost $46,973,350)		64,694,488

	Principal Amount	Value (Note 2)

ASSET/MORTGAGE BACKED SECURITIES (0.17%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$138,907	$145,939

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $152,184)		145,939

CORPORATE BONDS (23.95%)
21st Century Fox America, Inc.
6.900% 03/01/2019	250,000	298,416
Advance Auto Parts, Inc.
5.750% 05/01/2020	270,000	307,641
Affiliated Computer Services, Inc.
5.125% 06/01/2015	123,000	127,649
Ameren Illinois Co.
9.750% 11/15/2018	221,000	288,894
American Express Co.
7.000% 03/19/2018	355,000	417,985
American International Group, Inc.
5.850% 01/16/2018	263,000	298,100
Anheuser-Busch InBev Worldwide, Inc.
5.375% 01/15/2020	262,000	300,165
Arizona Public Service Co.
8.750% 03/01/2019	229,000	293,306
AT&T, Inc.
5.500% 02/01/2018	418,000	471,258
CenterPoint Energy Resources Corp.
6.000% 05/15/2018	260,000	297,278
Coca-Cola HBC Finance BV
5.500% 09/17/2015	225,000	235,750
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	196,000	283,660
Commonwealth Edison Co.
5.800% 03/15/2018	215,000	245,107
Connecticut Light & Power Co., Series 09-A
5.500% 02/01/2019	178,000	201,921
ConocoPhillips Holding Co.
6.950% 04/15/2029	225,000	304,583
Corning, Inc.
6.625% 05/15/2019	250,000	299,065
Corporacion Andina de Fomento
5.750% 01/12/2017	1,000	1,106
8.125% 06/04/2019	187,000	234,266
CSX Corp.
7.375% 02/01/2019	245,000	298,015
CVS Caremark Corp.
4.125% 05/15/2021	280,000	301,670
DCP Midstream Operating LP
3.875% 03/15/2023	260,000	262,774
Diageo Capital PLC
5.750% 10/23/2017	419,000	475,361
Dominion Resources, Inc.
2.250% 09/01/2015	500,000	508,203
Edison International
3.750% 09/15/2017	190,000	201,948
El Paso Natural Gas Co. LLC
5.950% 04/15/2017	264,000	296,232

	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
Emerson Electric Co.
5.000% 04/15/2019	$137,000	$153,843
Energy Transfer Partners LP
9.700% 03/15/2019	230,000	299,028
Enterprise Products Operating LLC
5.200% 09/01/2020	265,000	301,050
Fluor Corp.
3.375% 09/15/2021	290,000	298,256
General Electric Capital Corp.
5.875% 01/14/2038	234,000	280,750
Georgia Power Co.
5.400% 06/01/2018	220,000	248,349
Health Care REIT, Inc.
6.200% 06/01/2016	225,000	245,764
Jersey Central Power & Light Co.
7.350% 02/01/2019	415,000	497,492
Johnson & Johnson
5.850% 07/15/2038	189,000	245,553
Joy Global, Inc.
6.000% 11/15/2016	433,000	478,301
JPMorgan Chase & Co.
1.800% 01/25/2018	300,000	300,152
Lockheed Martin Corp.
4.250% 11/15/2019	275,000	301,048
Lubrizol Corp.
8.875% 02/01/2019	235,000	299,410
McDonald’s Corp.
6.300% 03/01/2038	176,000	228,190
Merck & Co., Inc.
5.950% 12/01/2028	246,000	305,589
MetLife, Inc.
6.750% 06/01/2016	373,000	412,335
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	345,000	460,242
Nevada Power Co.
7.125% 03/15/2019	242,000	293,787
Noble Energy, Inc.
8.250% 03/01/2019	238,000	297,281
Nucor Corp.
5.750% 12/01/2017	210,000	237,759
Ohio Power Co., Series M
5.375% 10/01/2021	260,000	303,712
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	241,000	307,893
ONEOK Partners LP
3.200% 09/15/2018	380,000	394,146
Pepsi Bottling Group, Inc., Series B
7.000% 03/01/2029	230,000	305,985
Plains All American Pipeline LP / Plains All American Finance Corp.
6.125% 01/15/2017	265,000	295,854
8.750% 05/01/2019	155,000	198,217
PPL Capital Funding, Inc.
3.500% 12/01/2022	490,000	494,633
PSEG Power LLC
2.450% 11/15/2018	295,000	298,998
5.320% 09/15/2016	440,000	478,336

	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
Puget Energy, Inc.
5.625% 07/15/2022	$263,000	$303,073
Republic Services, Inc.
5.500% 09/15/2019	260,000	296,844
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (b)	3,000	3,039
Safeway, Inc.
5.625% 08/15/2014	37,000	37,052
Sempra Energy
6.500% 06/01/2016	432,000	475,028
TCI Communications, Inc.
8.750% 08/01/2015	691,000	748,471
Texas Gas Transmission LLC
4.600% 06/01/2015	187,000	192,863
Total System Services, Inc.
2.375% 06/01/2018	305,000	303,321
TransCanada PipeLines Ltd.
7.250% 08/15/2038	184,000	255,862
Unilever Capital Corp.
4.800% 02/15/2019	265,000	297,496
United Parcel Service, Inc.
6.200% 01/15/2038	178,000	232,093
US Bank
3.778% 04/29/2020 (c)	230,000	235,384
Verizon Communications, Inc.
3.650% 09/14/2018	280,000	298,855
Viacom, Inc.
2.500% 09/01/2018	295,000	299,736
Wal-Mart Stores, Inc.
6.200% 04/15/2038	187,000	239,190
Waste Management, Inc.
7.375% 03/11/2019	245,000	298,295

TOTAL CORPORATE BONDS (Cost $20,814,560)		21,028,908

FOREIGN GOVERNMENT BONDS (0.59%)
Israel Government AID Bonds
5.500% 12/04/2023	186,000	225,645
Israel Government AID Bonds, Series 8-Z, Zero Coupon
02/15/2020	68,000	60,005
Province of Quebec Canada, Series NN
7.125% 02/09/2024	181,000	235,252

TOTAL FOREIGN GOVERNMENT BONDS (Cost $528,151)		520,902

GOVERNMENT & AGENCY OBLIGATIONS (0.08%)
U.S. Treasury Bonds
6.500% 11/15/2026	28,000	39,047
U.S. Treasury Notes
4.500% 11/15/2015	16,000	16,880
4.500% 02/15/2016	13,000	13,831

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $71,001)		69,758

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.41%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.01%	1,241,886	$1,241,886

TOTAL SHORT TERM INVESTMENTS (Cost $1,241,886)			1,241,886

TOTAL INVESTMENTS (99.87%) (Cost $69,781,132)			$87,701,881

Other Assets In Excess Of Liabilities (0.13%)			114,780

NET ASSETS (100.00%)			$87,816,661

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Common Abbreviations:

ADR - American Depositary Receipt.

AID - Agency for International Development.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly
Portfolio of Investments

July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2014, the Trust had 32 registered funds. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk. The Fund pursues its investment objective by normally investing approximately 60% of its assets in equity securities and approximately 40% in fixed-income securities and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs

The Disciplined Growth Investors Fund	Notes to Quarterly
Portfolio of Investments

July 31, 2014 (Unaudited)

reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2014:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$64,694,488	$–	$–	$64,694,488
Asset/Mortgage Backed Securities	–	145,939	–	145,939
Corporate Bonds	–	21,028,908	–	21,028,908
Foreign Government Bonds	–	520,902	–	520,902
Government & Agency Obligations	–	69,758	–	69,758
Short Term Investments	1,241,886	–	–	1,241,886

TOTAL	$65,936,374	$21,765,507	$–	$87,701,881

The Fund recognizes transfers between levels as of the end of the period. For the quarter ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. For the quarter ended July 31, 2014, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes

The Disciplined Growth Investors Fund	Notes to Quarterly
Portfolio of Investments

July 31, 2014 (Unaudited)

accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Disciplined Growth Investors Fund
Gross appreciation (excess of value over tax cost)	$18,881,003
Gross depreciation (excess of tax cost over value)	(960,254)

Net unrealized appreciation	$17,920,749

Cost of investments for income tax purposes	$69,781,132

Schedule of Investments

Emerald Banking and Finance Fund

July 31, 2014 (Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS: 99.54%

Financial Services: 99.54%

Asset Management & Custodian: 1.13%
10,284	Artisan Partners Asset Management, Inc., Class A	$535,796
50,000	Silvercrest Asset Management Group, Inc., Class A	806,000
		1,341,796

Banks: Diversified: 75.44%
37,200	Alerus Financial Corp.	1,926,960
25,532	American Business Bank(a)	765,960
94,090	Ameris Bancorp	2,054,926
31,650	Atlas Financial Holdings, Inc.(a)	451,329
37,300	Bancorp, Inc.(a)	354,350
24,536	BancorpSouth, Inc.	512,066
121,936	Bank of the Ozarks, Inc.	3,751,971
87,453	BankUnited, Inc.	2,732,032
50,000	Bankwell Financial Group, Inc.(a)	855,000
95,070	BNC Bancorp	1,576,261
3,235	Bofl Holding, Inc.(a)	241,299
38,500	Bridge Bancorp, Inc.	920,150
18,290	Bryn Mawr Bank Corp.	539,555
156,489	California Republic Bancorp(a)	4,428,639
154,670	Cascade Bancorp(a)	838,311
76,490	Centerstate Banks, Inc.	797,026
7,646	Citizens Financial Services, Inc.	403,326
206,178	CoBiz Financial, Inc.	2,333,935
89,500	CommerceWest Bank(a)	1,275,375
83,874	CommunityOne Bancorp(a)	772,480
174,752	ConnectOne Bancorp, Inc.	3,320,288
922	Consumers Bancorp, Inc.	17,462
23,426	Cortland Bancorp	292,825
46,605	CU Bancorp(a)	864,989
127,682	Customers Bancorp, Inc.(a)	2,420,851
76,890	Eagle Bancorp, Inc.(a)	2,561,206
23,220	East West Bancorp, Inc.	790,873
8,450	Evans Bancorp, Inc.	197,730
117,085	EverBank Financial Corp.	2,224,615
104,453	Farmers National Banc Corp.	768,774
65,100	First Bank(a)	393,855
29,445	First Business Financial Services, Inc.	1,284,391
42,300	First Financial Bankshares, Inc.	1,242,774
78,450	First NBC Bank Holding Co.(a)	2,493,925
26,150	First of Long Island Corp.	919,957
126,310	Flagstar Bancorp, Inc.(a)	2,311,473
22,506	Guaranty Bancorp	292,578
106,537	Heritage Oaks Bancorp(a)	760,674
50,540	Home BancShares, Inc.	1,519,232
16,003	HopFed Bancorp, Inc.	192,676
59,296	Howard Bancorp, Inc.(a)	629,724

		Value
Shares		(Note 2)

Banks: Diversified (continued)
15,250	Independent Bank Corp.	$556,777
50,000	Independent Bank Corporation	662,000
53,000	Independent Bank Group, Inc.	2,544,530
87,294	Investors Bancorp, Inc.	903,493
14,700	John Marshall Bank(a)	264,600
50,870	Meridian Bancorp, Inc.(a)	552,453
29,870	Meta Financial Group, Inc.	1,099,216
52,180	Northeast Bancorp	484,752
6,224	Oak Valley Bancorp	62,551
73,738	Old Line Bancshares, Inc.	1,033,069
120,532	Pacific Premier Bancorp, Inc.(a)	1,723,608
93,875	PacWest Bancorp	3,911,771
55,882	Peoples Bancorp, Inc.	1,303,727
33,413	Peoples Financial Corp.	439,047
24,300	Pinnacle Financial Partners, Inc.	899,100
40,440	PrivateBancorp, Inc.	1,164,672
12,080	Prosperity Bancshares, Inc.	702,210
12,860	Renasant Corp.	365,224
438,895	Royal Bancshares of Pennsylvania, Inc., Class A(a)	890,957
31,110	ServisFirst Bancshares, Inc.	876,991
84,050	Shore Bancshares, Inc.(a)	743,842
29,220	Signature Bank(a)	3,342,476
31,940	Simmons First National Corp., Class A	1,265,782
27,322	South State Corp.	1,587,681
8,582	Southern Missouri Bancorp, Inc.	306,806
20,598	Southern National Bancorp of Virginia, Inc.	221,428
22,420	Southside Bancshares, Inc.	657,130
61,563	Square 1 Financial, Inc., Class A(a)	1,173,391
77,130	Sun Bancorp, Inc.(a)	290,009
28,013	SVB Financial Group(a)	3,053,977
52,682	Talmer Bancorp, Inc., Class A(a)	705,412
83,500	WashingtonFirst Bankshares, Inc.	1,246,238
20,584	Western Alliance Bancorp(a)	471,374
53,527	Yadkin Financial Corp.(a)	993,461
		89,531,578

Banks: Savings, Thrift & Mortgage Lending: 7.55%
225,594	Atlantic Coast Financial Corp.(a)	940,727
11,750	Bridge Capital Holdings(a)	250,627
36,162	Elmira Savings Bank	777,845
12,500	Flushing Financial Corp.	232,250
103,401	Heritage Financial Corp.	1,645,110
21,460	Heritage Financial Group, Inc.	431,346
11,680	Home Bancorp, Inc.(a)	256,026
18,520	Home Federal Bancorp, Inc.	350,954
36,429	Mackinac Financial Corp.	433,505
75,312	Opus Bank(a)	2,236,766
104,750	Sterling Bancorp	1,246,525
7,930	Territorial Bancorp, Inc.	159,393
		8,961,074

		Value
Shares		(Note 2)

Commercial Banks: 4.70%
9,000	1st Enterprise Bank(a)	$221,850
90,134	First Capital Bancorp, Inc.(a)	405,603
461,112	First Security Group, Inc.(a)	903,780
532,555	Old Second Bancorp, Inc.(a)	2,577,566
44,200	Seacoast Commerce Bank(a)	455,260
42,510	Stonegate Bank	1,012,588
		5,576,647

Commercial Finance & Mortgage Companies: 0.48%
32,000	Ladder Capital Corp., Class A(a)	563,200

Consumer Lending: 0.58%
27,087	Tree.com, Inc.(a)	691,260

Diversified Financial Services: 1.58%
13,960	Evercore Partners, Inc., Class A	761,658
24,430	Greenhill & Co., Inc.	1,118,161
		1,879,819

Financial Data & Services: 0.57%
15,022	Cass Information Systems, Inc.	677,943

Insurance: Property-Casualty: 5.17%
41,320	AmTrust Financial Services, Inc.	1,761,885
40,000	Federated National Holding Co.	806,800
87,660	Hilltop Holdings, Inc.(a)	1,797,030
50,000	Kingstone Cos., Inc.	342,500
98,165	United Insurance Holdings Corp.	1,425,356
		6,133,571

Real Estate Investment Trusts (REITs): 1.96%
53,830	Diamond Resorts International, Inc.(a)	1,343,597
53,010	Physicians Realty Trust	746,381
5,060	Saul Centers, Inc.	241,210
		2,331,188

Real Estate Management & Development: 0.38%
18,140	Marcus & Millichap, Inc.(a)	445,700

	Total Common Stocks
	(Cost $91,905,385)	118,133,776

SHORT TERM INVESTMENTS: 0.65%
769,864	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	769,864

	Total Short Term Investments
	(Cost $769,864)	769,864

		Value
Shares		(Note 2)

	Total Investments: 100.19%
	(Cost $92,675,249)	$118,903,640

	Liabilities In Excess Of Other Assets: (0.19)%	(228,878)

	Net Assets: 100.00%	$118,674,762

(a)	Non-income producing security.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Growth Fund

July 31, 2014 (Unaudited)

		Value
Shares		(Note 2)

COMMON STOCKS: 97.25%

Consumer Discretionary: 15.12%
105,450	Black Diamond, Inc.(a)	$925,851
47,990	Brunswick Corp.	1,935,437
24,358	Carmike Cinemas, Inc.(a)	765,815
127,860	Chegg, Inc.(a)	822,140
195,730	Christopher & Banks Corp.(a)	1,673,491
45,252	Chuy’s Holdings, Inc.(a)	1,296,470
179,233	Diversified Restaurant Holdings, Inc.(a)	840,603
39,559	Five Below, Inc.(a)	1,448,650
106,380	HomeAway, Inc.(a)	3,693,514
66,957	Jack in the Box, Inc.	3,829,271
43,930	Kate Spade & Co.(a)	1,661,872
22,349	Lithia Motors, Inc., Class A	1,985,709
70,319	Malibu Boats, Inc., Class A(a)	1,353,641
118,263	MarineMax, Inc.(a)	1,971,444
103,931	Multimedia Games Holding Co., Inc.(a)	2,506,816
43,325	Penske Automotive Group, Inc.	2,012,446
48,022	Red Robin Gourmet Burgers, Inc.(a)	3,090,696
119,980	Scientific Games Corp., Class A(a)	1,024,629
37,610	Sequential Brands Group, Inc.(a)	452,448
39,070	Tenneco, Inc.(a)	2,488,759
47,112	The Marcus Corp.	832,469
79,855	Tilly’s, Inc., Class A(a)	604,502
		37,216,673

Energy: 4.59%
33,829	Diamondback Energy, Inc.(a)	2,781,759
31,580	Forum Energy Technologies, Inc.(a)	1,051,298
406,648	Magnum Hunter Resources Corp.(a)	2,614,747
164,380	Penn Virginia Corp.(a)	2,140,227
85,600	Sanchez Energy Corp.(a)	2,715,232
		11,303,263

Financial Services: 15.76%
99,772	AmTrust Financial Services, Inc.	4,254,278
150,424	Bank of the Ozarks, Inc.	4,628,547
54,000	California Republic Bancorp(a)	1,528,200
213,082	CoBiz Financial, Inc.	2,412,088
62,839	ConnectOne Bancorp, Inc.	1,193,941
77,033	Customers Bancorp, Inc.(a)	1,460,546
45,286	Evercore Partners, Inc., Class A	2,470,804
12,955	First Internet Bancorp	227,879
83,594	First NBC Bank Holding Co.(a)	2,657,453
26,720	Greenhill & Co., Inc.	1,222,974
118,203	Howard Bancorp, Inc.(a)	1,255,316
21,870	Independent Bank Group, Inc.	1,049,979
78,300	Ladder Capital Corp., Class A(a)	1,378,080
22,022	Moelis & Co.(a)	750,069

		Value
Shares		(Note 2)

Financial Services (continued)
139,040	Opus Bank(a)	$4,129,488
73,544	Pacific Premier Bancorp, Inc.(a)	1,051,679
44,200	PacWest Bancorp	1,841,814
38,429	Peoples Bancorp, Inc.	896,549
18,257	South State Corp.	1,060,914
100,947	Square 1 Financial, Inc., Class A(a)	1,924,050
78,019	Talmer Bancorp, Inc., Class A(a)	1,044,674
35,150	WisdomTree Investments, Inc.(a)	360,639
		38,799,961

Health Care: 19.80%
95,561	Acadia Healthcare Co., Inc.(a)	4,554,437
47,531	Adamas Pharmaceuticals, Inc.(a)	756,218
48,550	Alnylam Pharmaceuticals, Inc.(a)	2,624,127
27,360	ANI Pharmaceuticals, Inc.(a)	700,963
58,920	AtriCure, Inc.(a)	970,412
27,570	Auspex Pharmaceuticals, Inc.(a)	502,050
127,298	Cambrex Corp.(a)	2,682,169
60,801	Cepheid(a)	2,288,550
39,730	Cynosure, Inc., Class A(a)	903,460
52,657	Depomed, Inc.(a)	523,937
59,180	Epizyme, Inc.(a)	1,853,518
61,239	Everyday Health, Inc.(a)	1,017,792
74,940	Heron Therapeutics, Inc.(a)	658,723
123,104	Horizon Pharma, Inc.(a)	1,046,384
92,150	Icad, Inc.(a)	840,408
66,827	Inogen, Inc.(a)	1,336,540
4,299	Intercept Pharmaceuticals, Inc.(a)	998,916
44,670	InterMune, Inc.(a)	1,959,673
72,779	Intrexon Corp.(a)	1,607,688
47,964	Isis Pharmaceuticals, Inc.(a)	1,486,404
64,569	K2M Group Holdings, Inc.(a)	1,095,736
14,670	Kite Pharma, Inc.(a)	344,745
40,032	LDR Holding Corp.(a)	917,133
50,326	MacroGenics, Inc.(a)	1,021,618
39,110	Marinus Pharmaceuticals, Inc.(a)	312,880
41,991	MWI Veterinary Supply, Inc.(a)	5,931,649
75,247	NanoString Technologies, Inc.(a)	906,726
61,040	Neurocrine Biosciences, Inc.(a)	828,923
43,057	NPS Pharmaceuticals, Inc.(a)	1,203,013
62,650	OvaScience, Inc.(a)	614,597
73,294	Portola Pharmaceuticals, Inc.(a)	1,842,611
57,492	Sarepta Therapeutics, Inc.(a)	1,226,879
25,116	Thoratec Corp.(a)	816,270
8,810	Ultragenyx Pharmaceutical, Inc.(a)	384,997
12,240	West Pharmaceutical Services, Inc.	498,780
35,000	Zafgen, Inc.(a)	612,500
31,570	ZS Pharma, Inc.(a)	884,276
		48,755,702

Materials & Processing: 6.29%
18,760	Acuity Brands, Inc.	2,012,385
100,326	Apogee Enterprises, Inc.	3,255,579
22,655	NN, Inc.	656,995

		Value
Shares		(Note 2)

Materials & Processing (continued)
103,778	PolyOne Corp.	$3,938,375
100,504	Trex Co., Inc.(a)	2,829,187
49,690	US Silica Holdings, Inc.	2,793,572
		15,486,093

Producer Durables: 17.40%
50,584	Astronics Corp.(a)	2,933,872
95,258	FARO Technologies, Inc.(a)	4,822,913
99,851	H&E Equipment Services, Inc.(a)	3,612,609
11,760	HEICO Corp.	578,122
145,123	Kforce, Inc.	2,886,496
40,790	Korn/Ferry International(a)	1,200,042
32,831	Middleby Corp.(a)	2,392,067
7,780	OSI Systems, Inc.(a)	515,814
94,840	Primoris Services Corp.	2,264,779
19,970	Proto Labs, Inc.(a)	1,617,570
138,027	Roadrunner Transportation Systems, Inc.(a)	3,469,999
125,983	Spirit Airlines, Inc.(a)	8,241,808
15,140	Tennant Co.	1,104,463
105,137	Tutor Perini Corp.(a)	2,862,880
132,510	Wesco Aircraft Holdings, Inc.(a)	2,511,064
23,100	WESCO International, Inc.(a)	1,813,119
		42,827,617

Technology: 16.63%
122,213	Adept Technology, Inc.(a)	1,112,138
89,598	Applied Optoelectronics, Inc.(a)	1,612,764
14,140	Aspen Technology, Inc.(a)	614,242
49,636	CalAmp Corp.(a)	844,308
48,856	Cavium, Inc.(a)	2,279,132
68,340	ChannelAdvisor Corp.(a)	1,567,036
77,281	EPAM Systems, Inc.(a)	2,987,684
7,230	FEI Co.	553,818
118,830	Global Eagle Entertainment, Inc.(a)	1,212,066
473,567	Glu Mobile, Inc.(a)	2,656,711
26,290	Guidewire Software, Inc.(a)	1,064,745
64,290	Imperva, Inc.(a)	1,425,309
101,754	Inphi Corp.(a)	1,552,766
27,199	IPG Photonics Corp.(a)	1,831,853
52,040	Methode Electronics, Inc.	1,664,239
138,305	Microsemi Corp.(a)	3,316,554
8,370	MicroStrategy, Inc., Class A(a)	1,197,998
73,837	PDF Solutions, Inc.(a)	1,414,717
93,110	Pixelworks, Inc.(a)	732,776
102,320	Proofpoint, Inc.(a)	3,608,826
83,107	Qlik Technologies, Inc.(a)	2,199,011
78,027	Reis, Inc.	1,686,164
63,752	Transact Technologies, Inc.	576,318
23,860	Ultimate Software Group, Inc.(a)	3,218,953
		40,930,128

Utilities: 1.66%
227,338	8x8, Inc.(a)	1,836,891

		Value
Shares		(Note 2)

Utilities (continued)
45,695	GTT Communications, Inc.(a)	$464,261
164,960	ORBCOMM, Inc.(a)	1,035,949
215,130	Vonage Holdings Corp.(a)	748,653
		4,085,754

	Total Common Stocks (Cost $197,144,910)	239,405,191

WARRANTS: 0.00%
41,894	Magnum Hunter Resources Corp., Strike Price $8.50 (expiring 04/15/16)(a)	0

	Total Warrants (Cost $0)	0

SHORT TERM INVESTMENTS: 4.22%
10,390,333	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	10,390,333

	Total Short Term Investments (Cost $10,390,333)	10,390,333

	Total Investments: 101.47% (Cost $207,535,243)	249,795,524

	Liabilities In Excess Of Other Assets: (1.47)%	(3,607,169)

	Net Assets: 100.00%	$246,188,355

(a) Non-income producing security.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of July 31, 2014, the Trust had 32 registered funds. This quarterly report describes the Emerald Banking and Finance Fund and Emerald Growth Fund (each a “Fund” and collectively, the “Funds”). Prior to March 16, 2012, the Emerald Banking and Finance Fund was known as the Forward Banking and Finance Fund and the Emerald Growth Fund was known as the Forward Growth Fund. Effective March 13, 2012, the Board of Trustees (the “Board”) approved changing the fiscal year end of the Funds from December 31 to April 30.

The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective and invests primarily in equity securities of companies principally engaged in the banking or financial services industries.

The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation and invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2014 (Unaudited)

The following is a summary of each input used to value the Funds as of July 31, 2014:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Emerald Banking and Finance Fund
Common Stocks
Banks: Diversified	$89,249,516	$282,062	$–	$89,531,578
Commercial Banks	4,899,537	677,110	–	5,576,647
Other(a)	23,025,551	–	–	23,025,551
Short Term Investments	769,864	–	–	769,864

TOTAL	$117,944,468	$959,172	$–	$118,903,640

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Emerald Growth Fund
Common Stocks(a)	$239,405,191	$–	$–	$239,405,191
Warrants	–	–	–	–
Short Term Investments	10,390,333	–	–	10,390,333

TOTAL	$249,795,524	$–	$–	$249,795,524

(a) For detailed descriptions of underlying industries, see the accompanying portfolio of investments.

The Funds recognize transfers between levels as of the end of the period. For the period ended July 31, 2014, the Emerald Banking and Finance Fund had a security with a market value of $264,600 transfer from Level 1 to Level 2 due to the Fund’s lack of a closing market price. For the period ended July 31, 2014, the Emerald Growth Fund did not have any transfers between Level 1 and Level 2 securities.

For the period ended July 31, 2014, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2014 the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Emerald Banking and Finance Fund	$28,106,614	$(1,900,666)	$26,205,948	$92,697,692
Emerald Growth Fund	53,504,081	(11,860,092)	41,643,989	208,151,535

Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (87.92%)
Brazil (4.65%)
Abril Educacao SA	56,400	$945,158
Banco Daycoval SA	630,737	2,618,862
CETIP SA - Mercados Organizados	345,462	4,872,632
Cia de Locacao das Americas	559,400	1,062,706
Even Construtora e Incorporadora SA	359,100	981,342
Linx SA	37,900	907,094
Odontoprev SA	356,700	1,459,031
Tegma Gestao Logistica	135,400	1,079,619
Totvs SA	72,700	1,247,156
Valid Solucoes SA	156,000	2,551,696

		17,725,296

China (13.96%)
51job, Inc., ADR(a)	19,800	1,496,088
AAC Technologies Holdings, Inc.	141,000	835,990
Bolina Holding Co., Ltd.	5,108,000	1,838,868
China Animal Healthcare, Ltd.	1,708,000	1,121,704
China Biologic Products, Inc.(a)	44,560	2,003,863
China Lesso Group Holdings, Ltd.	3,256,000	1,915,672
China Medical System Holdings, Ltd.	1,422,000	1,766,938
China Pioneer Pharma Holdings, Ltd.	3,560,000	2,248,902
China Shineway Pharmaceutical Group, Ltd.	1,083,000	1,811,368
Ctrip.com International, Ltd., ADR(a)	8,700	557,061
Dongpeng Holdings Co., Ltd.	8,467,000	2,949,774
Far East Horizon, Ltd.	4,625,500	3,546,922
Freetech Road Recycling Technology Holdings, Ltd.	5,363,700	1,305,385
Labixiaoxin Snacks Group, Ltd.(a)	6,967,000	1,339,453
Le Saunda Holdings, Ltd.	1,128,000	528,725
Man Wah Holdings, Ltd.	6,191,300	9,145,383
Mindray Medical International, Ltd., ADR	72,000	2,163,600
Noah Holdings, Ltd., Sponsored ADR(a)	86,500	1,389,190

	Shares	Value (Note 2)

China (continued)
O2Micro International, Ltd., ADR(a)	222,200	$679,932
Phoenix New Media, Ltd., ADR(a)	264,765	2,668,831
Sihuan Pharmaceutical Holdings Group, Ltd.	1,902,000	1,165,997
SouFun Holdings, Ltd., ADR	70,400	807,488
SPT Energy Group, Inc.	11,518,000	6,094,512
Tao Heung Holdings, Ltd.	880,000	525,470
Tsui Wah Holdings, Ltd.	2,352,000	995,136
WuXi PharmaTech Cayman, Inc., ADR(a)	74,200	2,286,102

		53,188,354

Colombia (1.99%)
Gran Tierra Energy, Inc.(a)	517,000	3,432,880
Parex Resources, Inc.(a)	318,600	4,152,158

		7,585,038

Georgia (0.68%)
Bank of Georgia Holdings PLC	63,097	2,586,340

Greece (0.53%)
Sarantis SA	190,900	2,034,357

Hong Kong (3.24%)
ASR Holdings, Ltd.	13,835,000	2,052,922
China South City Holdings, Ltd.	2,461,000	1,236,374
Playmates Toys, Ltd.	3,776,000	1,655,121
Value Partners Group, Ltd.	7,717,800	5,592,580
Vitasoy International Holdings, Ltd.	1,402,900	1,805,076

		12,342,073

India (14.54%)
AIA Engineering, Ltd.	109,750	1,405,512
Ajanta Pharma, Ltd.	124,172	3,307,143
Amara Raja Batteries, Ltd.	256,800	2,067,196
Bajaj Finance, Ltd.	59,600	2,158,983
Balkrishna Industries, Ltd.	152,800	1,984,571
Cera Sanitaryware, Ltd.(a)	25,952	561,173
Credit Analysis & Research, Ltd.	192,490	3,808,265
Crisil, Ltd.	16,342	476,159
eClerx Services, Ltd.	76,479	1,633,351
Engineers India, Ltd.	572,000	2,633,234
Glenmark Pharmaceuticals, Ltd.	296,200	3,214,623
Hinduja Global Solutions, Ltd.	136,000	1,410,953
IFGL Refractories, Ltd.	280,456	765,127
Indag Rubber, Ltd.	14,750	108,013

	Shares	Value (Note 2)

India (continued)
Infotech Enterprises, Ltd.	278,595	$1,759,696
Jammu & Kashmir Bank, Ltd.	81,333	2,141,611
Just Dial, Ltd.(a)	48,300	1,326,632
Kolte-Patil Developers, Ltd.	772,250	1,901,378
KPIT Technologies, Ltd.	1,174,780	2,996,146
Mahindra & Mahindra Financial Services, Ltd.	217,900	841,465
Mayur Uniquoters, Ltd.	105,545	745,632
MT Educare, Ltd.	290,000	606,541
Persistent Systems, Ltd.	57,525	1,188,899
PI Industries, Ltd.	264,175	1,735,705
Poly Medicure, Ltd.	41,889	319,103
Repco Home Finance, Ltd.	285,727	2,031,334
Suprajit Engineering, Ltd.	837,202	1,589,401
Time Technoplast, Ltd.	3,089,100	2,534,162
Unichem Laboratories, Ltd.	240,500	832,575
Vaibhav Global, Ltd.(a)	254,837	3,539,685
Vakrangee Software, Ltd.	573,100	1,303,613
Vardhman Textiles, Ltd.	115,719	903,183
Vesuvius India, Ltd.	63,962	794,773
Vinati Organics, Ltd.	113,308	652,823
V-Mart Retail, Ltd.	19,283	113,295

		55,391,955

Indonesia (3.56%)
Arwana Citramulia Tbk PT	8,375,700	726,326
Astra Graphia Tbk PT	7,974,500	1,569,091
Bank Tabungan Pensiunan Nasional Tbk PT(a)	4,733,500	1,678,923
Bekasi Fajar Industrial Estate Tbk PT	32,740,100	1,644,725
Express Transindo Utama Tbk PT(a)	10,544,000	1,231,863
Lippo Cikarang Tbk PT(a)	821,000	563,076
Panin Sekuritas Tbk PT	1,202,000	524,584
Selamat Sempurna Tbk PT	4,857,200	1,869,395
Tempo Scan Pacific Tbk PT	11,528,000	2,989,901
Ultrajaya Milk Industry & Trading Co. Tbk PT	2,240,900	772,055

		13,569,939

Kazakhstan (0.24%)
Nostrum Oil & Gas LP, PLC(a)	72,490	925,844

Malaysia (4.60%)
AEON Credit Service M Bhd	694,300	3,860,312
Berjaya Food Bhd	2,596,800	2,210,042
CB Industrial Product Holding Bhd	1,277,200	1,912,543
Freight Management Holdings Bhd	327,900	171,850
JobStreet Corp. Bhd	398,200	296,514
Kossan Rubber Industries	2,768,300	3,471,603

		Value
	Shares	(Note 2)

Malaysia (continued)
My EG Services Bhd	1,046,900	$939,845
Padini Holdings Bhd	3,493,100	2,185,920
Power Root Bhd	2,098,900	1,482,001
Uzma Bhd(a)	861,300	1,007,796

		17,538,426

Mexico (1.48%)
Credito Real SA	872,100	1,973,110
Genomma Lab Internacional SAB de CV, Class B(a)	447,500	1,196,605
Medica Sur SAB de CV	655,420	2,478,896

		5,648,611

Oman (0.47%)
Al Anwar Ceramic Tile Co.	1,197,177	1,797,320

Philippines (3.78%)
Concepcion Industrial Corp.	2,838,200	3,329,076
Pepsi-Cola Products Philippines, Inc.(a)	36,383,000	3,958,212
Puregold Price Club, Inc.	1,264,100	1,219,830
RFM Corp.	8,592,700	1,104,719
Robinsons Land Corp.	2,299,600	1,192,136
Security Bank Corp.	1,310,600	3,604,389

		14,408,362

Poland (1.62%)
KRUK SA(a)	107,204	2,972,656
Magellan SA(a)	61,360	1,237,505
Wawel SA	1,890	576,031
Work Service SA(a)	301,564	1,381,069

		6,167,261

Russia (0.43%)
MD Medical Group Investments PLC, GDR(b)	182,800	1,645,200

Singapore (1.00%)
Petra Foods, Ltd.	576,400	1,818,436
Technovator International, Ltd.(a)	4,321,000	2,002,409

		3,820,845

South Africa (6.11%)
ARB Holdings, Ltd.	557,934	361,619
Blue Label Telecoms, Ltd.	3,625,130	2,704,564
Clicks Group, Ltd.	460,800	2,822,470
Comair, Ltd.	6,873,673	2,884,596
Ellies Holdings, Ltd.(a)	4,158,908	989,016
EOH Holdings, Ltd.	303,124	2,661,642
Interwaste Holdings, Ltd.(a)	5,188,782	759,712
Italtile, Ltd.	1,115,979	915,846

		Value
	Shares	(Note 2)

South Africa (continued)
MiX Telematics, Ltd., Sponsored ADR(a)	140,530	$1,410,921
OneLogix Group, Ltd.	2,142,622	808,135
Super Group, Ltd.(a)	1,130,580	3,166,916
Transaction Capital, Ltd.	6,323,706	3,796,000

		23,281,437

South Korea (7.37%)
Daum Communications Corp.	10,500	1,341,770
Duksan Hi-Metal Co., Ltd.(a)	65,000	1,048,971
ENF Technology Co., Ltd.	142,400	1,275,077
Global Display Co., Ltd.	193,575	1,304,973
Handsome Co., Ltd.	37,949	1,011,020
Hanssem Co., Ltd.	16,183	1,469,558
Hy-Lok Corp.	153,580	5,040,359
ISC Co., Ltd.	67,032	1,962,958
Koh Young Technology, Inc.	67,544	1,714,514
Kolao Holdings	47,452	984,668
KONA I Co., Ltd.	142,066	4,804,641
KT Skylife Co., Ltd.	49,860	1,084,475
LEENO Industrial, Inc.	48,645	1,687,571
LF Corp.	46,260	1,294,578
Vieworks Co., Ltd.	30,093	870,784
Wins Technet Co., Ltd.	139,412	1,193,743

		28,089,660

Sri Lanka (0.58%)
Royal Ceramics Lanka PLC	2,737,300	2,217,586

Taiwan (11.63%)
ASPEED Technology, Inc.	186,000	1,454,976
Chipbond Technology Corp.	511,000	825,897
Cleanaway Co., Ltd.	380,000	2,208,010
Cowealth Medical Holding Co., Ltd.	260,000	1,092,378
Cub Elecparts, Inc.	69,000	785,798
DYNACOLOR, Inc.	645,000	1,597,664
Elan Microelectronics Corp.	1,283,000	2,078,187
King’s Town Bank	1,653,000	1,671,952
Ledlink Optics, Inc.	399,000	775,099
Novatek Microelectronics Corp.	710,000	3,594,519
On-Bright Electronics, Inc.	138,900	960,308
Polyronics Tech Corp.	1,056,000	2,542,995
Richtek Technology Corp.	124,000	715,311
Silergy Corp.	419,423	3,489,591
Sinmag Equipment Corp.	639,000	3,664,342
Solidwizard Technology Co., Ltd.	355,000	1,723,886
Sporton International, Inc.	773,000	3,696,437
St. Shine Optical Co., Ltd.	89,000	1,851,810
Test Research, Inc.	1,041,000	1,741,610

		Value
	Shares	(Note 2)

Taiwan (continued)
TSC Auto ID Technology Co., Ltd.	214,000	$2,187,453
UDE Corp.	1,068,000	3,595,187
Voltronic Power Technology Corp.	292,400	2,052,392

		44,305,802

Thailand (2.40%)
Beauty Community PCL	2,469,200	1,821,393
Jubilee Enterprise PCL	1,376,800	1,267,386
LPN Development PCL	5,731,100	3,893,515
Mega Lifesciences PCL	244,800	160,446
Nok Airlines PCL	1,569,400	811,149
Premier Marketing PCL	3,731,500	1,208,583

		9,162,472

Turkey (2.30%)
Albaraka Turk Katilim Bankasi AS	1,117,077	904,548
EGE Seramik Sanayi ve Ticaret AS	1,151,936	1,809,820
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	695,000	900,602
Is Girisim Sermayesi Yatirim Ortakligi AS	742,022	765,293
Pegasus Hava Tasimaciligi AS(a)	84,200	985,908
Pinar SUT Mamulleri Sanayii AS	188,200	1,642,402
TAV Havalimanlari Holding AS	84,100	690,178
Uyum Gida Ihtiyac Maddeleri Sanayi ve Ticaret AS(a)	1,172,858	1,049,813

		8,748,564

United Arab Emirates (0.11%)
Aramex PJSC	451,125	411,448

United States (0.32%)
First Cash Financial Services, Inc.(a)	21,800	1,229,738

Vietnam (0.33%)
Vietnam Dairy Products JSC	195,680	1,254,270

TOTAL COMMON STOCKS (Cost $310,987,591)		335,076,198

		Value
	Shares	(Note 2)

Vietnam (continued)
PREFERRED STOCKS (0.49%)
Brazil (0.49%)
Banco ABC Brasil SA	325,104	$1,859,989

TOTAL PREFERRED STOCKS (Cost $1,699,551)		1,859,989

TOTAL INVESTMENTS (88.41%) (Cost $312,687,142)		$336,936,187

Assets In Excess Of Other Liabilities (11.59%)		44,150,698

NET ASSETS (100.00%)		$381,086,885

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2014, the aggregate market value of those securities was $1,645,200, representing 0.43% of net assets.

Common Abbreviations:

ADR	- American Depositary Receipt.
AS	- Aktieselskab is the Danish term for a stock-based corporation.
Bhd	- Berhad is the Malaysian term for public limited company.
GDR	- Global Depositary Receipt.
JSC	- Joint Stock Company.
Ltd.	- Limited.
PCL	- Public Company Limited.
PJSC	- Public Joint Stock Company.
PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAB	de CV - A variable capital company.
Tbk	PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (98.17%)
Australia (2.26%)
ALS, Ltd.	214,337	$1,536,805
Countplus, Ltd.	315,836	507,193
CTI Logistics, Ltd.	1,421,632	2,636,047
Magellan Financial Group, Ltd.	798,764	8,619,868
Vocation, Ltd.(a)	700,600	2,000,036
Webjet, Ltd.	309,300	845,051

		16,145,000

Austria (0.63%)
Palfinger AG	144,014	4,462,397

Belgium (1.59%)
Melexis NV	244,734	11,328,943

Brazil (3.13%)
Banco Daycoval SA	1,290,500	5,358,242
CETIP SA - Mercados Organizados	689,482	9,724,925
Tegma Gestao Logistica	480,700	3,832,887
Valid Solucoes SA	211,000	3,451,332

		22,367,386

Britain (7.59%)
Abcam PLC	167,361	1,122,381
blinkx PLC(a)	2,871,294	1,661,439
Bovis Homes Group PLC	251,343	3,229,523
Brammer PLC	399,279	2,885,335
Clinigen Group PLC	1,574,144	9,826,607
Diploma PLC	169,900	1,835,795
EMIS Group PLC	378,117	4,481,406
Halma PLC	80,100	759,311
Hunting PLC	222,000	3,249,542
IG Group Holdings PLC	497,000	5,105,726
Premier Oil PLC	756,808	4,101,536
Robert Walters PLC	140,483	742,368
RPS Group PLC	2,468,284	10,649,209
Ted Baker PLC	38,479	1,105,724
Ultra Electronics Holdings PLC	116,650	3,477,396

		54,233,298

Canada (2.60%)
Contrans Group, Inc., Class A	295,200	4,088,155
Halogen Software, Inc.(a)	115,600	885,276
Home Capital Group, Inc.	164,928	7,850,473
Richelieu Hardware, Ltd.	70,655	3,323,607

	Shares	Value (Note 2)

Canada (continued)
Stantec, Inc.	38,464	$2,440,445

		18,587,956

China (5.79%)
China Medical System Holdings, Ltd.	4,058,000	5,042,360
Dongpeng Holdings Co., Ltd.	13,974,000	4,868,330
Far East Horizon, Ltd.	5,619,000	4,308,756
Labixiaoxin Snacks Group, Ltd.(a)	10,063,000	1,934,680
Le Saunda Holdings, Ltd.	4,653,200	2,181,085
Man Wah Holdings, Ltd.	6,151,400	9,086,445
Noah Holdings, Ltd., Sponsored ADR(a)	54,900	881,694
O2Micro International, Ltd., ADR(a)	530,892	1,624,530
Pacific Online, Ltd.	3,298,853	1,825,673
Sihuan Pharmaceutical Holdings Group, ADR	4,036,000	2,474,218
SPT Energy Group, Inc.	7,000,000	3,703,906
Tao Heung Holdings, Ltd.	1,861,300	1,111,429
WuXi PharmaTech Cayman, Inc., ADR(a)	75,500	2,326,155

		41,369,261

Colombia (1.75%)
Gran Tierra Energy, Inc.(a)	884,775	5,874,906
Parex Resources, Inc.(a)	507,300	6,611,394

		12,486,300

France (1.87%)
Argan SA, REIT	38,700	857,639
Audika Groupe(a)	75,200	1,329,081
Esker SA	31,547	713,905
Infotel SA	26,620	670,708
Medicrea International(a)	154,979	1,844,889
MGI Digital Graphic Technology(a)	39,250	1,390,714
Neurones	45,508	853,766
Prodware(a)	199,300	1,984,634
Sartorius Stedim Biotech	6,146	1,061,784
SoluCom	21,948	1,166,950
Thermador Groupe	14,473	1,511,642

		13,385,712

Georgia (0.67%)
Bank of Georgia Holdings PLC	115,800	4,746,630

Germany (2.59%)
Bertrandt AG	32,855	4,103,171
ElringKlinger AG	79,172	2,855,960
Nexus AG	160,092	2,572,448
Norma Group SE	35,830	1,765,272

	Shares	Value (Note 2)

Germany (continued)
Patrizia Immobilien AG(a)	155,430	$1,733,075
Softing AG	75,599	1,609,914
Wirecard AG	104,085	3,860,751

		18,500,591

Hong Kong (0.83%)
ASR Holdings, Ltd.	6,464,200	959,198
Value Partners Group, Ltd.	4,808,000	3,484,040
Vitasoy International Holdings, Ltd.	1,135,483	1,460,997

		5,904,235

India (6.93%)
AIA Engineering, Ltd.	38,400	491,769
Ajanta Pharma, Ltd.	230,758	6,145,908
Bajaj Corp., Ltd.	287,440	1,086,630
Bajaj Finance, Ltd.	74,975	2,715,935
City Union Bank, Ltd.(a)	895,267	1,086,525
Credit Analysis & Research, Ltd.	134,700	2,664,935
Crisil, Ltd.	95,500	2,782,597
eClerx Services, Ltd.	131,800	2,814,834
Engineers India, Ltd.	116,400	535,854
Glenmark Pharmaceuticals, Ltd.	414,000	4,493,093
Hinduja Global Solutions, Ltd.	297,900	3,090,609
Infotech Enterprises, Ltd.	359,116	2,268,293
Jammu & Kashmir Bank, Ltd.	95,500	2,514,648
KPIT Technologies, Ltd.	860,350	2,194,227
Mahindra & Mahindra Financial Services, Ltd.	323,700	1,250,034
MT Educare, Ltd.	108,509	226,949
Persistent Systems, Ltd.	164,100	3,391,540
Poly Medicure, Ltd.	10,000	76,178
Supreme Industries, Ltd.	293,800	2,926,778
Vaibhav Global, Ltd.(a)	161,800	2,247,401
Vakrangee Software, Ltd.	1,677,900	3,816,667
Vesuvius India, Ltd.	53,365	663,098

		49,484,502

Indonesia (2.23%)
Astra Graphia Tbk PT	9,349,400	1,839,621
Bank Tabungan Pensiunan Nasional Tbk PT(a)	1,088,700	386,151
Express Transindo Utama Tbk PT(a)	17,548,500	2,050,204
Lippo Cikarang Tbk PT(a)	2,069,000	1,419,006
Panin Sekuritas Tbk PT	3,256,300	1,421,133
Selamat Sempurna Tbk PT	11,003,500	4,234,926
Tempo Scan Pacific Tbk PT	10,915,000	2,830,914

	Shares	Value (Note 2)

Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	4,981,500	$1,716,272

		15,898,227

Ireland (0.89%)
Beazley PLC	700,000	2,874,914
Kentz Corp., Ltd.	222,700	3,489,146

		6,364,060

Israel (0.39%)
Caesarstone Sdot Yam, Ltd.	22,800	988,608
SodaStream International, Ltd.(a)	54,975	1,814,175

		2,802,783

Japan (3.95%)
AIT Corp.	329,200	2,461,682
Arcland Service Co., Ltd.	53,700	1,752,733
Benefit One, Inc.	244,000	2,124,437
CMIC Co., Ltd.	96,020	1,807,270
Future Architect, Inc.	276,100	1,464,979
GCA Savvian Corp.	292,800	2,418,271
Hiday Hidaka Corp.	117,600	2,687,057
Monogatari Corp.	78,100	2,318,053
Seria Co., Ltd.	32,100	1,395,432
Shaklee Global Group, Inc.(a)	11,000	530,833
SK Kaken Co., Ltd.	30,200	2,568,901
Syuppin Co., Ltd.	95,700	1,370,202
Trancom Co., Ltd.	133,870	5,320,359

		28,220,209

Luxembourg (0.61%)
L’Occitane International SA	1,702,753	4,375,641

Malaysia (2.16%)
AEON Credit Service M Bhd	686,480	3,816,832
Berjaya Food Bhd	1,508,300	1,283,660
JobStreet Corp. Bhd	411,100	306,120
Kossan Rubber Industries	1,342,800	1,683,946
My EG Services Bhd	4,371,500	3,924,475
Padini Holdings Bhd	6,077,650	3,803,285
Uzma Bhd(a)	549,800	643,314

		15,461,632

Mexico (0.30%)
Genomma Lab Internacional SAB de CV, Class B(a)	794,200	2,123,674

Norway (0.24%)
Opera Software ASA	144,800	1,697,283

	Shares	Value (Note 2)

Philippines (0.93%)
Pepsi-Cola Products Philippines, Inc.(a)	22,499,900	$2,447,829
Security Bank Corp.	1,530,640	4,209,540

		6,657,369

Russia (0.03%)
MD Medical Group Investments PLC, GDR(b)	21,975	197,775

Singapore (1.61%)
ARA Asset Management, Ltd.	1,582,888	2,174,176
CSE Global, Ltd.	3,094,250	1,797,629
Goodpack, Ltd.	1,337,800	2,631,890
Parkson Retail Asia, Ltd.	671,000	406,637
Petra Foods, Ltd.	915,300	2,887,604
Riverstone Holdings, Ltd.	2,133,600	1,602,634

		11,500,570

South Africa (1.16%)
Clicks Group, Ltd.	347,649	2,129,403
EOH Holdings, Ltd.	153,300	1,346,081
MiX Telematics, Ltd., ADR(a)	117,000	1,174,680
Super Group, Ltd.(a)	1,309,307	3,667,556

		8,317,720

South Korea (5.13%)
Daum Communications Corp.	19,500	2,491,859
Duksan Hi-Metal Co., Ltd.(a)	100,600	1,623,484
Global Display Co., Ltd.	210,100	1,416,375
Handsome Co., Ltd.	56,700	1,510,576
Hanssem Co., Ltd.	40,760	3,701,365
Hy-Lok Corp.	259,250	8,508,354
ISC Co., Ltd.	168,100	4,922,623
Koh Young Technology, Inc.	116,531	2,957,984
KONA I Co., Ltd.	97,900	3,310,957
KT Skylife Co., Ltd.	51,000	1,109,270
LEENO Industrial, Inc.	114,000	3,954,839
LF Corp.	40,350	1,129,187

		36,636,873

Sweden (3.13%)
AddTech AB, Class B	212,427	3,387,401
Beijer Alma AB	95,000	2,678,597
Bufab Holding AB(a)	698,300	6,024,647
Cloetta AB, Class B(a)	43,265	129,347
Indutrade AB	43,600	1,941,056
Moberg Pharma AB(a)	245,880	1,105,228
Nibe Industrier AB, Class B	108,600	2,907,385
Opus Group AB	2,135,278	4,205,185

		22,378,846

	Shares	Value (Note 2)

Switzerland (0.66%)
VZ Holding AG	27,475	$4,680,198

Taiwan (4.63%)
ASPEED Technology, Inc.	197,900	1,548,063
Cub Elecparts, Inc.	193,300	2,201,373
Novatek Microelectronics Corp.	565,000	2,860,427
On-Bright Electronics, Inc.	337,900	2,336,126
Polyronics Tech Corp.	1,887,200	4,544,639
Silergy Corp.	397,852	3,310,126
Sporton International, Inc.	1,337,596	6,396,299
Test Research, Inc.	944,708	1,580,512
TSC Auto ID Technology Co., Ltd.	135,000	1,379,936
UDE Corp.	1,503,000	5,059,519
Voltronic Power Technology Corp.(a)	262,000	1,839,010

		33,056,030

Thailand (0.80%)
LPN Development PCL	4,770,000	3,240,576
Mega Lifesciences PCL	186,400	122,170
Premier Marketing PCL	7,328,000	2,373,441

		5,736,187

Turkey (0.79%)
Albaraka Turk Katilim Bankasi AS	2,623,683	2,124,515
EGE Seramik Sanayi ve Ticaret AS	255,564	401,519
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	1,053,000	1,364,509
TAV Havalimanlari Holding AS	215,500	1,768,530

		5,659,073

Uniited States (0.26%)
Genpact, Ltd.(a)	106,300	1,870,880

United Arab Emirates (0.10%)
Aramex PJSC	755,100	688,688

United States (29.94%)
Abaxis, Inc.	111,330	5,278,155
ABIOMED, Inc.(a)	169,275	4,333,440
Altisource Residential Corp., REIT	96,600	2,240,154
Ambarella, Inc.(a)	56,300	1,610,743
Amsurg Corp.(a)	33,230	1,587,065
Aratana Therapeutics, Inc.(a)	121,800	1,404,354
BioDelivery Sciences International, Inc.(a)	23,400	298,350
Carbonite, Inc.(a)	80,525	783,508

	Shares	Value (Note 2)

United States (continued)
Cardica, Inc.(a)	1,049,800	$1,144,282
Cardtronics, Inc.(a)	67,450	2,600,872
Cempra, Inc.(a)	320,200	2,945,840
Covance, Inc.(a)	33,732	2,830,789
CRA International, Inc.(a)	110,273	2,633,319
Diamond Hill Investment Group, Inc.	34,300	4,382,854
Ellie Mae, Inc.(a)	83,300	2,392,376
EPAM Systems, Inc.(a)	113,800	4,399,508
First Cash Financial Services, Inc.(a)	68,700	3,875,367
First Republic Bank	408,875	19,102,640
Geospace Technologies Corp.(a)	51,500	2,072,360
Grand Canyon Education, Inc.(a)	56,000	2,408,000
HealthEquity, Inc.(a)	22,625	398,200
Inphi Corp.(a)	188,200	2,871,932
Integrated Silicon Solution, Inc.	254,100	3,714,942
Jones Energy, Inc., Class A(a)	188,761	3,552,482
K2M Group Holdings, Inc.(a)	168,900	2,866,233
Knight Transportation, Inc.	264,670	6,341,493
LGI Homes, Inc.(a)	287,100	5,222,349
Littelfuse, Inc.	44,100	3,833,172
Manitex International, Inc.(a)	221,355	3,059,126
Manning & Napier, Inc.	85,300	1,462,895
MarketAxess Holdings, Inc.	78,400	4,408,432
Maxim Integrated Products, Inc.	141,475	4,146,632
MaxLinear, Inc., Class A(a)	445,900	4,227,132
Micrel, Inc.	248,619	2,600,555
Microchip Technology, Inc.	105,145	4,733,628
Navigant Consulting, Inc.(a)	98,910	1,614,211
NorthStar Asset Management Group, Inc.(a)	107,550	1,926,220
NorthStar Realty Finance Corp., REIT(a)	107,550	1,731,555
Nu Skin Enterprises, Inc., Class A	21,800	1,279,442
Pegasystems, Inc.	144,500	3,087,965
Pericom Semiconductor Corp.(a)	415,493	3,668,803
Power Integrations, Inc.	104,275	5,613,123
Q2 Holdings, Inc.(a)	54,900	723,033
RealPage, Inc.(a)	151,900	2,446,350
Redwood Trust, Inc., REIT	133,800	2,539,524
Resources Connection, Inc.	279,775	4,224,603
Roadrunner Transportation Systems, Inc.(a)	588,300	14,789,862
SEI Investments Co.	54,200	1,941,444
Signature Bank(a)	21,900	2,505,141

	Shares	Value (Note 2)

United States (continued)
Silicon Laboratories, Inc.(a)	53,390	$2,174,575
Sonus Networks, Inc.(a)	749,800	2,646,794
STAAR Surgical Co.(a)	472,400	6,079,788
Synaptics, Inc.(a)	44,900	3,243,127
Syntel, Inc.(a)	50,400	4,353,048
Transcat, Inc.(a)	14,102	137,495
TriMas Corp.(a)	79,300	2,512,224
TriNet Group, Inc.(a)	35,700	835,380
TubeMogul, Inc.(a)	103,025	932,376
Universal Truckload Services, Inc.	387,457	9,411,331
Virtusa Corp.(a)	110,900	3,468,952
Vocera Communications, Inc.(a)	94,500	1,187,865
Wesco Aircraft Holdings, Inc.(a)	236,500	4,481,675
Whitestone, REIT	172,450	2,579,852

		213,898,937

TOTAL COMMON STOCKS (Cost $581,910,809)		701,224,866

PREFERRED STOCKS (0.39%)
Brazil (0.39%)
Banco ABC Brasil SA	490,158	2,804,298

TOTAL PREFERRED STOCKS (Cost $2,690,532)		2,804,298

TOTAL INVESTMENTS (98.56%) (Cost $584,601,341)		$704,029,164

Assets In Excess Of Other Liabilities (1.44%)		10,309,758

NET ASSETS (100.00%)		$714,338,922

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2014, the aggregate market value of those securities was $197,775, representing 0.03% of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

GDR - Global Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL - Public Company Limited.

PJSC - Public Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (93.46%)
Australia (2.44%)
ALS, Ltd.	10,023	$71,865
Austbrokers Holdings, Ltd.	37,100	344,770
Beacon Lighting Group, Ltd.(a)	685,900	717,082
Countplus, Ltd.	149,200	239,596
CTI Logistics, Ltd.	193,239	358,312
LifeHealthcare Group, Ltd.(a)	94,800	191,004
Lycopodium, Ltd.	35,400	72,308
Magellan Financial Group, Ltd.	165,400	1,784,916
Vocation, Ltd.(a)	153,362	437,810
Webjet, Ltd.	54,300	148,355

		4,366,018

Austria (0.17%)
Palfinger AG	9,750	302,112

Belgium (0.43%)
Melexis NV	16,769	776,251

Brazil (2.01%)
Banco Daycoval SA	215,000	892,694
CETIP SA - Mercados Organizados	104,788	1,478,002
Cia de Locacao das Americas	96,500	183,323
Cia Hering	10,000	93,796
Even Construtora e Incorporadora SA	34,500	94,281
JSL SA	45,100	213,697
Odontoprev SA	61,400	251,148
Totvs SA	7,800	133,808
Valid Solucoes SA	15,000	245,355

		3,586,104

Britain (5.42%)
Abcam PLC	27,084	181,635
Advanced Medical Solutions Group PLC	157,495	293,928
Afren PLC(a)	55,000	101,956
Arrow Global Group PLC(a)	66,100	269,488
blinkx PLC(a)	468,000	270,802
Bovis Homes Group PLC	53,779	691,010
Brammer PLC	30,200	218,236
Brit PLC(a)	96,100	399,125
Clinigen Group PLC	288,368	1,800,140
Diploma PLC	24,000	259,324
Dotdigital Group PLC	390,300	223,671
EMIS Group PLC	29,085	344,713
Globo PLC(a)	80,000	65,169

	Shares	Value (Note 2)

Britain (continued)
Halma PLC	3,036	$28,780
Hunting PLC	28,800	421,562
IDOX PLC	334,900	257,959
IG Group Holdings PLC	123,600	1,269,754
ITE Group PLC	39,700	134,065
Ocado Group PLC(a)	28,000	158,370
Premier Oil PLC	46,858	253,948
RPS Group PLC	164,600	710,153
Ted Baker PLC	6,000	172,415
Topps Tiles PLC	357,028	638,938
Tracsis PLC	15,000	83,571
Ultra Electronics Holdings PLC	5,250	156,505
WANdisco PLC(a)	40,300	290,865

		9,696,082

Canada (1.73%)
Cipher Pharmaceuticals, Inc.(a)	32,500	269,753
Contrans Group, Inc., Class A	32,500	450,085
Halogen Software, Inc.(a)	7,100	54,373
Home Capital Group, Inc.	24,700	1,175,705
Mapan Energy, Ltd(a)(b)	301,000	552,116
Serinus Energy, Inc.(a)	26,800	52,845
Stantec, Inc.	2,600	164,964
TransForce, Inc.	15,100	381,810

		3,101,651

China (8.11%)
51job, Inc., ADR(a)	5,200	392,912
Bolina Holding Co., Ltd.	1,091,500	392,938
CapitaRetail China Trust, REIT	279,400	381,504
China Animal Healthcare, Ltd.	331,900	217,970
China Biologic Products, Inc.(a)	7,000	314,790
China Lesso Group Holdings, Ltd.	1,187,000	698,373
China Medical System Holdings, Ltd.	817,000	1,015,182
China Pioneer Pharma Holdings, Ltd.	912,000	576,123
China Shineway Pharmaceutical Group, Ltd.	209,000	349,562
Dongpeng Holdings Co., Ltd.	3,285,000	1,144,444
Far East Horizon, Ltd.	1,302,900	999,089
Freetech Road Recycling Technology Holdings, Ltd.	1,361,500	331,354
Hilong Holding, Ltd.	430,000	241,120

	Shares	Value (Note 2)

China (continued)
Labixiaoxin Snacks Group, Ltd.(a)	2,232,000	$429,117
Le Saunda Holdings, Ltd.	422,000	197,803
Man Wah Holdings, Ltd.	1,890,300	2,792,227
Mindray Medical International, Ltd., ADR	17,200	516,860
Noah Holdings, Ltd., Sponsored ADR(a)	12,200	195,932
O2Micro International, Ltd., ADR(a)	21,150	64,719
Pacific Online, Ltd.	240,000	132,822
Phoenix New Media, Ltd., ADR(a)	63,800	643,104
Sany Heavy Equipment International Holdings Co., Ltd.(a)	1,451,000	340,239
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H(a)	320,000	277,700
Sihuan Pharmaceutical Holdings Group, Ltd.	496,000	304,067
SPT Energy Group, Inc.	1,160,000	613,790
Sungy Mobile, Ltd., ADR(a)	3,200	34,688
Tao Heung Holdings, Ltd.	18,000	10,748
Tsui Wah Holdings, Ltd.	821,000	347,367
WuXi PharmaTech Cayman, Inc., ADR(a)	17,385	535,632

		14,492,176

Colombia (0.99%)
BBVA Colombia SA	1,400,000	237,979
Gran Tierra Energy, Inc.(a)	97,400	646,736
Parex Resources, Inc.(a)	67,861	884,399

		1,769,114

Finland (0.19%)
BasWare OYJ	4,900	217,376
Revenio Group OYJ	5,550	114,894

		332,270

France (2.46%)
1000mercis	2,750	159,079
Akka Technologies SA	12,314	429,539
Argan SA, REIT	16,100	356,796
Audika Groupe(a)	7,200	127,252
Ausy(a)	2,300	79,305
Esker SA	14,200	321,344
Exel Industries SA, Class A	2,200	165,412
GameLoft SE(a)	12,600	80,311
Groupe Gorge	14,500	321,713
ID Logistics Group(a)	1,600	152,116
Infotel SA	5,940	149,662
Medicrea International(a)	35,500	422,596

	Shares	Value (Note 2)

France (continued)
MGI Digital Graphic Technology(a)	8,000	$283,458
NetGem SA	14,800	49,347
Norbert Dentressangle SA	1,700	249,787
Prodware(a)	49,100	488,939
Rexel SA	7,100	137,575
Sartorius Stedim Biotech	454	78,433
SoluCom	4,800	255,210
Thermador Groupe	810	84,601

		4,392,475

Georgia (0.64%)
Bank of Georgia Holdings PLC	28,000	1,147,717

Germany (1.82%)
2G Energy AG	5,900	199,262
Elmos Semiconductor AG	18,004	325,339
ElringKlinger AG	15,700	566,344
LPKF Laser & Electronics AG	7,800	138,144
LS Telcom AG	30,176	363,664
Nexus AG	32,114	516,026
Norma Group SE	4,760	234,516
Patrizia Immobilien AG(a)	29,810	332,387
Softing AG	8,300	176,752
Tomorrow Focus AG	32,100	131,529
Wirecard AG	7,100	263,355

		3,247,318

Greece (0.53%)
Sarantis SA	88,100	938,852

Hong Kong (1.28%)
ASR Holdings, Ltd.	4,739,500	703,276
Playmates Toys, Ltd.	274,000	120,102
Value Partners Group, Ltd.	1,062,000	769,561
Vitasoy International Holdings, Ltd.	546,000	702,524

		2,295,463

India (9.40%)
Accelya Kale Solutions, Ltd.	12,300	143,666
AIA Engineering, Ltd.	20,700	265,094
Ajanta Pharma, Ltd.	24,729	658,621
Amara Raja Batteries, Ltd.	59,300	477,355
Bajaj Corp., Ltd.	27,000	102,070
Bajaj Finance, Ltd.	18,400	666,532
Balkrishna Industries, Ltd.	34,300	445,489
Biocon, Ltd.	22,100	170,627
Cera Sanitaryware, Ltd.(a)	1,705	36,868
City Union Bank, Ltd.(a)	222,400	269,912
Container Corp. Of India	8,800	189,111
Credit Analysis & Research, Ltd.	15,800	312,591

	Shares	Value (Note 2)

India (continued)
Crisil, Ltd.	14,700	$428,316
Dewan Housing Finance Corp., Ltd.	50,400	293,605
eClerx Services, Ltd.	10,900	232,790
Engineers India, Ltd.	73,200	336,980
Glenmark Pharmaceuticals, Ltd.	89,900	975,674
Granules India, Ltd.	21,700	225,045
Hinduja Global Solutions, Ltd.	64,500	669,165
IFGL Refractories, Ltd.	108,100	294,913
Indag Rubber, Ltd.	23,900	175,017
Infinite Computer Solutions, Ltd.	11,786	29,643
Infotech Enterprises, Ltd.	110,200	696,059
Ipca Laboratories, Ltd.	22,900	266,685
Jammu & Kashmir Bank, Ltd.	17,500	460,799
Karur Vysya Bank, Ltd.	19,400	154,090
Kolte-Patil Developers, Ltd.	105,700	260,247
KPIT Technologies, Ltd.	133,600	340,732
La Opala RG, Ltd.	16,501	317,901
Mahindra & Mahindra Financial Services, Ltd.	63,130	243,789
Mayur Uniquoters, Ltd.	61,571	434,973
MT Educare, Ltd.	429,756	898,844
NIIT Technologies, Ltd.	25,734	159,330
Persistent Systems, Ltd.	28,316	585,221
PI Industries, Ltd.	45,500	298,948
Poly Medicure, Ltd.	59,372	452,286
Procter & Gamble Hygiene & Health Care, Ltd.	1,000	76,824
Repco Home Finance, Ltd.	58,800	418,030
Somany Ceramics, Ltd.	41,500	166,036
Suprajit Engineering, Ltd.	99,900	189,657
Supreme Industries, Ltd.	38,000	378,549
Time Technoplast, Ltd.	896,073	735,099
Unichem Laboratories, Ltd.	77,295	267,584
Vaibhav Global, Ltd.(a)	71,200	988,968
Vakrangee Software, Ltd.	114,000	259,312
Vesuvius India, Ltd.	8,830	109,719
Vinati Organics, Ltd.	24,400	140,580
V-Mart Retail, Ltd.	18,567	109,089

		16,808,435

Indonesia (2.05%)
Astra Graphia Tbk PT	898,000	176,694
Bank Tabungan Pensiunan Nasional Tbk PT(a)	1,678,200	595,240
Bekasi Fajar Industrial Estate Tbk PT	4,767,000	239,474
Express Transindo Utama Tbk PT(a)	3,723,000	434,961
Lippo Cikarang Tbk PT(a)	294,000	201,637

	Shares	Value (Note 2)

Indonesia (continued)
Panin Sekuritas Tbk PT	736,800	$321,559
Selamat Sempurna Tbk PT	2,606,500	1,003,166
Tempo Scan Pacific Tbk PT	1,030,500	267,270
Ultrajaya Milk Industry & Trading Co. Tbk PT	1,251,500	431,178

		3,671,179

Ireland (0.76%)
Beazley PLC	102,200	419,738
Irish Residential Properties, REIT PLC(a)	469,600	642,021
Kentz Corp., Ltd.	19,400	303,949

		1,365,708

Israel (0.89%)
Caesarstone Sdot Yam, Ltd.	5,715	247,802
Magic Software Enterprises, Ltd.	28,700	198,317
Sarin Technologies, Ltd.	379,000	862,269
SodaStream International, Ltd.(a)	8,600	283,800

		1,592,188

Japan (4.42%)
AIT Corp.	40,200	300,606
Arcland Service Co., Ltd.	13,000	424,312
Benefit One, Inc.	43,500	378,742
CMIC Co., Ltd.	7,400	139,281
Daikokutenbussan Co.	4,000	114,830
Future Architect, Inc.	73,100	387,867
GCA Savvian Corp.	62,200	513,717
Gurunavi, Inc.	21,400	401,434
Hiday Hidaka Corp.	5,040	115,160
Mamezou Holdings Co., Ltd.	57,100	286,882
Mani, Inc.	5,000	283,789
Monogatari Corp.	18,000	534,250
Naigai Trans Line, Ltd.	11,700	158,265
Nakanishi, Inc.	2,600	110,143
Seria Co., Ltd.	1,000	43,471
Shaklee Global Group, Inc.(a)	30,000	1,447,727
SK Kaken Co., Ltd.	6,000	510,378
Syuppin Co., Ltd.	60,100	860,492
Trancom Co., Ltd.	18,000	715,369
WebCrew, Inc.	30,000	178,707

		7,905,422

Kazakhstan (0.06%)
Nostrum Oil & Gas LP, PLC(a)	8,700	111,117

Luxembourg (0.54%)
L’Occitane International SA	378,000	971,364

Malaysia (1.49%)
AEON Credit Service M Bhd	116,000	644,961

	Shares	Value (Note 2)

Malaysia (continued)
Berjaya Food Bhd	345,300	$293,872
CB Industrial Product Holding Bhd	176,700	264,599
Freight Management Holdings Bhd	171,900	90,092
JobStreet Corp. Bhd	62,600	46,614
Kossan Rubber Industries	287,000	359,914
My EG Services Bhd	358,400	321,750
Padini Holdings Bhd	309,500	193,680
Power Root Bhd	625,400	441,586

		2,657,068

Mexico (0.80%)
Credito Real SA	226,700	512,904
Genomma Lab Internacional SAB de CV, Class B(a)	223,600	597,902
Medica Sur SAB de CV	85,162	322,095

		1,432,901

Netherlands (0.27%)
Aalberts Industries NV	11,144	340,018
Brunel International NV	5,280	138,308

		478,326

Norway (0.20%)
Medistim ASA	29,350	112,052
Opera Software ASA	20,600	241,465

		353,517

Philippines (1.58%)
Concepcion Industrial Corp.	322,000	377,691
Pepsi-Cola Products Philippines, Inc.(a)	5,890,100	640,801
Puregold Price Club, Inc.	356,700	344,208
RFM Corp.	1,727,000	222,031
Robinsons Land Corp.	674,300	349,564
Security Bank Corp.	322,700	887,484

		2,821,779

Poland (1.07%)
Ac SA	9,600	109,682
KRUK SA(a)	20,500	568,444
Magellan SA(a)	8,100	163,360
Quercus TFI SA	46,228	77,269
Wawel SA	1,854	565,059
Work Service SA(a)	93,400	427,743

		1,911,557

Russia (0.06%)
MD Medical Group Investments PLC, GDR(c)	11,855	106,695

	Shares	Value (Note 2)

Singapore (2.03%)
ARA Asset Management, Ltd.	144,000	$197,791
CSE Global, Ltd.	939,000	545,520
Goodpack, Ltd.	128,200	252,211
Midas Holdings, Ltd.	297,000	103,288
Petra Foods, Ltd.	564,700	1,781,525
Riverstone Holdings, Ltd.	568,400	426,948
Super Group, Ltd.	116,000	136,528
Technovator International, Ltd.(a)	391,000	181,195

		3,625,006

South Africa (3.28%)
ARB Holdings, Ltd.	900,585	583,705
Clicks Group, Ltd.	144,700	886,309
Comair, Ltd.	1,781,488	747,617
Ellies Holdings, Ltd.(a)	388,700	92,435
EOH Holdings, Ltd.	9,600	84,295
Interwaste Holdings, Ltd.(a)	3,707,852	542,882
Invicta Holdings, Ltd.	44,865	459,302
Italtile, Ltd.	280,300	230,033
MiX Telematics, Ltd., Sponsored ADR(a)	50,100	503,004
OneLogix Group, Ltd.	814,138	307,069
Pinnacle Technology Holdings, Ltd.	22,500	28,232
Super Group, Ltd.(a)	347,100	972,277
Transaction Capital, Ltd.	594,900	357,107
Value Group, Ltd.	150,400	74,087

		5,868,354

South Korea (3.68%)
Daum Communications Corp.	1,350	172,513
Duksan Hi-Metal Co., Ltd.(a)	13,300	214,636
ENF Technology Co., Ltd.	10,000	89,542
Global Display Co., Ltd.	12,650	85,279
Handsome Co., Ltd.	5,000	133,208
Hanssem Co., Ltd.	10,870	987,091
Hy-Lok Corp.	41,790	1,371,511
iMarketKorea, Inc.	2,120	65,264
ISC Co., Ltd.	33,485	980,571
Koh Young Technology, Inc.	11,143	282,850
KONA I Co., Ltd.	21,400	723,743
KT Skylife Co., Ltd.	4,800	104,402
LEENO Industrial, Inc.	9,100	315,693
LF Corp.	5,200	145,521
Sung Kwang Bend Co., Ltd.	24,200	466,231
Vieworks Co., Ltd.	11,454	331,438
Wins Technet Co., Ltd.	12,500	107,034

		6,576,527

	Shares	Value (Note 2)

Spain (0.00%)
Let’s GOWEX SA	10,700	$1

Sri Lanka (0.52%)
Royal Ceramics Lanka PLC	1,138,000	921,935

Sweden (2.09%)
AddTech AB, Class B	4,700	74,947
B&B Tools AB, Class B	22,800	530,306
Bufab Holding AB(a)	115,450	996,056
Cloetta AB, Class B(a)	104,000	310,923
FinnvedenBulten AB	37,000	355,105
IAR Systems Group AB	6,800	66,770
Moberg Pharma AB(a)	29,200	131,254
Nibe Industrier AB, Class B	5,600	149,920
Odd Molly International AB(a)	36,320	236,931
Opus Group AB	362,497	713,896
Vitec Software Group AB, Class B	8,700	170,091

		3,736,199

Switzerland (0.60%)
VZ Holding AG	6,300	1,073,167

Taiwan (3.66%)
ASPEED Technology, Inc.	22,100	172,876
Chipbond Technology Corp.	100,000	161,624
Cleanaway Co., Ltd.	64,000	371,875
Cowealth Medical Holding Co., Ltd.	55,000	231,080
Cub Elecparts, Inc.	30,000	341,651
DYNACOLOR, Inc.	77,000	190,729
King’s Town Bank	447,000	452,125
Ledlink Optics, Inc.	12,888	25,036
Novatek Microelectronics Corp.	90,000	455,643
On-Bright Electronics, Inc.	45,000	311,115
Polyronics Tech Corp.	218,000	524,974
Richtek Technology Corp.	28,000	161,522
Silergy Corp.	53,926	448,662
Sinmag Equipment Corp.	62,000	355,539
Sporton International, Inc.	164,540	786,820
Test Research, Inc.	159,440	266,746
TSC Auto ID Technology Co., Ltd.	29,000	296,430
Tung Thih Electronic Co., Ltd.	109,000	385,657
UDE Corp.	179,000	602,564

		6,542,668

Thailand (0.69%)
Jubilee Enterprise PCL	227,600	209,513
LPN Development PCL	902,000	612,788
Mega Lifesciences PCL	43,300	28,380

	Shares	Value (Note 2)

Thailand (continued)
Premier Marketing PCL	1,179,800	$382,121

		1,232,802

Turkey (2.05%)
Albaraka Turk Katilim Bankasi AS	430,200	348,352
EGE Seramik Sanayi ve Ticaret AS	474,500	745,493
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	217,200	281,454
Is Girisim Sermayesi Yatirim Ortakligi AS	117,040	120,711
Koza Altin Isletmeleri AS	4,600	47,537
Pegasus Hava Tasimaciligi AS(a)	25,350	296,826
Pinar SUT Mamulleri Sanayii AS	100,500	877,053
TAV Havalimanlari Holding AS	30,600	251,123
Tumosan Motor ve Traktor Sanayi AS	138,000	330,611
Turk Traktor ve Ziraat Makineleri AS	5,500	193,219
Uyum Gida Ihtiyac Maddeleri Sanayi ve Ticaret AS(a)	182,900	163,712

		3,656,091

United States (22.83%)
2U, Inc.(a)	31,500	442,890
Abaxis, Inc.	15,700	744,337
ABIOMED, Inc.(a)	41,750	1,068,800
Alamo Group, Inc.	8,900	423,017
Altisource Residential Corp., REIT	25,600	593,664
Ambarella, Inc.(a)	11,350	324,723
Amsurg Corp.(a)	3,600	171,936
Aratana Therapeutics, Inc.(a)	23,900	275,567
Asure Software, Inc.(a)	18,500	96,755
Barrett Business Services, Inc.	9,100	519,428
BioDelivery Sciences International, Inc.(a)	84,700	1,079,925
Carbonite, Inc.(a)	38,400	373,632
Cardica, Inc.(a)	148,600	161,974
Cardtronics, Inc.(a)	5,600	215,936
Ceco Environmental Corp.	41,500	563,570
Cempra, Inc.(a)	63,500	584,200
Covance, Inc.(a)	2,100	176,232
CRA International, Inc.(a)	7,300	174,324
Diamond Hill Investment Group, Inc.	3,400	434,452
DXP Enterprises, Inc.(a)	3,700	262,811

	Shares	Value (Note 2)

United States (continued)
Ellie Mae, Inc.(a)	4,700	$134,984
EPAM Systems, Inc.(a)	9,300	359,538
ePlus, Inc.(a)	6,600	360,954
Exact Sciences Corp.(a)	54,250	846,842
First Cash Financial Services, Inc.(a)	9,075	511,921
First Republic Bank	61,450	2,870,944
Fresh Market, Inc.(a)	12,700	380,111
Geospace Technologies Corp.(a)	7,510	302,202
Grand Canyon Education, Inc.(a)	18,900	812,700
HealthEquity, Inc.(a)	5,625	99,000
HeartWare International, Inc.(a)	1,050	88,420
Home BancShares, Inc.	18,000	541,080
Inphi Corp.(a)	23,525	358,991
Integrated Silicon Solution, Inc.	48,300	706,146
InvenSense, Inc.(a)	8,500	195,585
IPC The Hospitalist Co., Inc.(a)	8,100	398,358
Jones Energy, Inc., Class A(a)	20,900	393,338
K2M Group Holdings, Inc.(a)	39,400	668,618
KEYW Holding Corp.(a)	46,040	603,124
LGI Homes, Inc.(a)	33,300	605,727
Littelfuse, Inc.	3,725	323,777
Manitex International, Inc.(a)	29,600	409,072
Manning & Napier, Inc.	7,910	135,657
Marin Software, Inc.(a)	42,500	389,725
MarketAxess Holdings, Inc.	11,830	665,201
Mavenir Systems, Inc.(a)	16,500	186,285
Maxim Integrated Products, Inc.	8,335	244,299
MaxLinear, Inc., Class A(a)	59,500	564,060
Micrel, Inc.	34,150	357,209
Microchip Technology, Inc.	7,525	338,775
Navigant Consulting, Inc.(a)	24,450	399,024
NorthStar Asset Management Group, Inc.(a)	19,150	342,977
NorthStar Realty Finance Corp., REIT(a)	21,850	351,785
Nu Skin Enterprises, Inc., Class A	3,145	184,580
NxStage Medical, Inc.(a)	38,600	515,310
Pegasystems, Inc.	4,300	91,891
Performant Financial Corp.(a)	60,495	580,147
Pericom Semiconductor Corp.(a)	33,650	297,130
Power Integrations, Inc.	19,465	1,047,801
Q2 Holdings, Inc.(a)	7,100	93,507

	Shares	Value (Note 2)

United States (continued)
RealPage, Inc.(a)	15,975	$257,277
Redwood Trust, Inc., REIT	21,300	404,274
Roadrunner Transportation Systems, Inc.(a)	145,200	3,650,328
Ruckus Wireless, Inc.(a)	16,850	217,534
Rush Enterprises, Inc., Class A(a)	19,575	689,627
Signature Bank(a)	6,300	720,657
Silicon Laboratories, Inc.(a)	6,700	272,891
Sonus Networks, Inc.(a)	57,800	204,034
STAAR Surgical Co.(a)	77,250	994,208
Synaptics, Inc.(a)	8,700	628,401
Syntel, Inc.(a)	3,500	302,295
Tandy Leather Factory, Inc.	19,700	183,998
TearLab Corp.(a)	39,825	173,637
Transcat, Inc.(a)	66,329	646,708
TriMas Corp.(a)	28,400	899,712
TriNet Group, Inc.(a)	6,395	149,643
TubeMogul, Inc.(a)	41,400	374,670
Universal Truckload Services, Inc.	28,500	692,265
Virtusa Corp.(a)	5,100	159,528
Vocera Communications, Inc.(a)	13,400	168,438
Wesco Aircraft Holdings, Inc.(a)	64,600	1,224,170
Whitestone, REIT	23,500	351,560

		40,810,823

Vietnam (0.22%)
DHG Pharmaceutical JSC	46,666	207,844
Vietnam Dairy Products JSC	29,030	186,077

		393,921

TOTAL COMMON STOCKS (Cost $157,731,135)		167,068,353

PREFERRED STOCKS (0.18%)
Brazil (0.18%)
Banco ABC Brasil SA	54,255	310,404

TOTAL PREFERRED STOCKS (Cost $287,207)		310,404

TOTAL INVESTMENTS (93.64%) (Cost $158,018,342)		$167,378,757

Assets In Excess Of Other Liabilities (6.36%)		11,376,643

NET ASSETS (100.00%)		$178,755,400

(a)	Non-Income Producing Security.
(b)	Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of July 31, 2014, these securities had a total value of $552,116 or .31% of Total Net Assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2014, the aggregate market value of those securities was $106,695, representing 0.06% of net assets.

Common Abbreviations:

AB	- Aktiebolag is the Swedish equivalent of the term corporation.
ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS	- Aktieselskab is the Danish term for a stock-based corporation.
ASA	- Allmennaksjeselskap is the Norwegian term for public limited company.
Bhd	- Berhad is the Malaysian term for public limited company.
GDR	- Global Depositary Receipt.
JSC	- Joint Stock Company.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	- Julkinen Osakeyhtiö is the Finnish term for a public limited company.
PCL	- Public Company Limited.
PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAB	de CV - A variable capital company.
SE	- A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
Tbk	PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (90.66%)
Australia (2.45%)
ALS, Ltd.	300,232	$2,152,676
Countplus, Ltd.	974,352	1,564,687
CTI Logistics, Ltd.	1,407,259	2,609,397
Magellan Financial Group, Ltd.	906,800	9,785,740
Medical Developments International, Ltd.	576,538	642,931
Vocation, Ltd.(a)	805,909	2,300,666
Webjet, Ltd.	435,318	1,189,349

		20,245,446

Austria (0.39%)
Palfinger AG	105,000	3,253,515

Belgium (1.58%)
Melexis NV	282,423	13,073,598

Brazil (3.89%)
Banco Daycoval SA	1,579,600	6,558,604
CETIP SA - Mercados Organizados	932,942	13,158,852
Even Construtora e Incorporadora SA	932,700	2,548,866
Tegma Gestao Logistica	607,144	4,841,095
ValidSolucoes SA	309,200	5,057,592

		32,165,009

Britain (9.93%)
Abcam PLC	256,166	1,717,939
Advanced Medical Solutions Group PLC	2,095,869	3,911,456
blinkx PLC(a)	3,174,500	1,836,886
Bovis Homes Group PLC	316,729	4,069,672
Brammer PLC	471,317	3,405,908
Brit PLC(a)	638,100	2,650,176
Clinigen Group PLC	2,017,573	12,594,716
Diploma PLC	269,100	2,907,667
EMIS Group PLC	611,900	7,252,179
Globo PLC(a)	2,516,310	2,049,804
Halma PLC	245,129	2,323,710
Hunting PLC	403,100	5,900,406
IG Group Holdings PLC	716,300	7,358,614
Premier Oil PLC	894,941	4,850,151
RPS Group PLC	2,846,790	12,282,242
Ted Baker PLC	57,509	1,652,566
Tracsis PLC	253,100	1,410,123
Ultra Electronics Holdings PLC	131,500	3,920,082

		82,094,297

	Shares	Value (Note 2)

Canada (3.99%)
Contrans Group, Inc., Class A	336,400	$4,658,724
Halogen Software, Inc.(a)	136,700	1,046,861
Home Capital Group, Inc.	275,460	13,111,729
Mapan Energy, Ltd(a)(b)	1,449,000	2,657,862
Richelieu Hardware, Ltd.	97,450	4,584,042
Stantec, Inc.	69,976	4,439,804
TransForce, Inc.	97,400	2,462,804

		32,961,826

China (6.79%)
China Medical System Holdings, Ltd.	5,891,000	7,319,995
China Pioneer Pharma Holdings, Ltd.	3,577,000	2,259,641
Dongpeng Holdings Co., Ltd.	19,299,000	6,723,479
Far East Horizon, Ltd.	8,621,000	6,610,747
Labixiaoxin Snacks Group, Ltd.(a)	11,372,000	2,186,345
Le Saunda Holdings, Ltd.	4,989,800	2,338,859
Man Wah Holdings, Ltd.	6,033,100	8,911,700
Noah Holdings, Ltd., Sponsored ADR(a)	61,700	990,902
O2Micro International, Ltd., ADR(a)	569,914	1,743,937
Pacific Online, Ltd.	5,136,152	2,842,484
Sihuan Pharmaceutical Holdings Group, Ltd.	4,484,000	2,748,859
SPT Energy Group, Inc.	11,598,000	6,136,842
Tao Heung Holdings, Ltd.	2,797,700	1,670,577
WuXi PharmaTech Cayman, Inc., ADR(a)	117,500	3,620,175

		56,104,542

Colombia (1.58%)
Gran Tierra Energy, Inc.(a)	1,015,750	6,744,580
Parex Resources, Inc.(a)	481,888	6,280,211

		13,024,791

Finland (0.42%)
BasWare OYJ	31,114	1,380,294
Revenio Group OYJ	101,000	2,090,868

		3,471,162

France (2.73%)
Argan SA, REIT	56,000	1,241,028
Audika Groupe(a)	122,381	2,162,956
Esker SA	78,800	1,783,235
GameLoft SE(a)	251,700	1,604,301
Infotel SA	30,000	755,869
Medicrea International(a)	152,363	1,813,748
MGI Digital Graphic Technology(a)	53,050	1,879,679
Neurones	79,220	1,486,230

	Shares	Value (Note 2)

France (continued)
Norbert Dentressangle SA	15,100	$2,218,697
Prodware(a)	268,000	2,668,750
Sartorius Stedim Biotech	11,612	2,006,091
SoluCom	23,649	1,257,390
Thermador Groupe	16,307	1,703,195

		22,581,169

Georgia (0.73%)
Bank of Georgia Holdings PLC	146,811	6,017,768

Germany (3.07%)
Bertrandt AG	37,500	4,683,272
ElringKlinger AG	73,700	2,658,570
Nexus AG	364,726	5,860,621
Norma Group SE	52,600	2,591,496
Patrizia Immobilien AG(a)	245,300	2,735,143
Softing AG	96,691	2,059,077
Wirecard AG	128,770	4,776,375

		25,364,554

Hong Kong (1.34%)
ASR Holdings, Ltd.	21,380,000	3,172,496
Value Partners Group, Ltd.	7,090,000	5,137,654
Vitasoy International Holdings, Ltd.	2,163,338	2,783,513

		11,093,663

India (8.01%)
AIA Engineering, Ltd.	103,424	1,324,498
Ajanta Pharma, Ltd.	238,951	6,364,117
Amara Raja Batteries, Ltd.	453,100	3,647,377
Bajaj Corp., Ltd.	476,500	1,801,348
Bajaj Finance, Ltd.	118,726	4,300,795
City Union Bank, Ltd.(a)	1,027,565	1,247,086
Credit Analysis & Research, Ltd.	152,100	3,009,180
Crisil, Ltd.	62,500	1,821,071
Engineers India, Ltd.	133,500	614,575
Glenmark Pharmaceuticals, Ltd.	643,100	6,979,488
Hinduja Global Solutions, Ltd.	340,600	3,533,607
Infotech Enterprises, Ltd.	458,767	2,897,721
Jammu & Kashmir Bank, Ltd.	108,700	2,862,222
Kolte-Patil Developers, Ltd.	507,300	1,249,037
KPIT Technologies, Ltd.	1,646,321	4,198,759
Mahindra & Mahindra Financial Services, Ltd.	352,300	1,360,478
Persistent Systems, Ltd.	153,373	3,169,840
Poly Medicure, Ltd.	9,194	70,038
Supreme Industries, Ltd.	262,870	2,618,659
Time Technoplast, Ltd.	4,384,100	3,596,523

	Shares	Value (Note 2)

India (continued)
Unichem Laboratories, Ltd.	491,905	$1,702,901
Vaibhav Global, Ltd.(a)	221,000	3,069,689
Vakrangee Software, Ltd.	1,805,600	4,107,142
Vesuvius India, Ltd.	49,516	615,271

		66,161,422

Indonesia (2.25%)
Astra Graphia Tbk PT	10,792,000	2,123,473
Bank Tabungan Pensiunan Nasional Tbk PT(a)	1,169,900	414,951
Express Transindo Utama Tbk PT(a)	22,620,500	2,642,770
Lippo Cikarang Tbk PT(a)	2,329,000	1,597,325
Panin Sekuritas Tbk PT	4,188,500	1,827,969
Selamat Sempurna Tbk PT	12,488,300	4,806,382
Tempo Scan Pacific Tbk PT	12,461,000	3,231,884
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,739,500	1,977,425

		18,622,179

Ireland (1.63%)
Beazley PLC	897,200	3,684,818
Irish Residential Properties, REIT PLC(a)	3,307,600	4,522,040
Kentz Corp., Ltd.	333,900	5,231,369

		13,438,227

Israel (0.89%)
Caesarstone Sdot Yam, Ltd.	27,100	1,175,056
Sarin Technologies, Ltd.	1,249,000	2,841,620
SodaStream International, Ltd.(a)	100,700	3,323,100

		7,339,776

Japan (5.81%)
AIT Corp.	339,800	2,540,946
Arcland Service Co., Ltd.	51,200	1,671,135
Benefit One, Inc.	471,900	4,108,696
CMIC Co., Ltd.	137,755	2,592,798
Daikokutenbussan Co.	62,000	1,779,857
Future Architect, Inc.	464,700	2,465,686
GCA Savvian Corp.	367,400	3,034,402
Gurunavi, Inc.	180,000	3,376,547
Hiday Hidaka Corp.	176,760	4,038,811
Monogatari Corp.	100,900	2,994,770
Nakanishi, Inc.	58,500	2,478,222
Seria Co., Ltd.	54,400	2,364,845
Shaklee Global Group, Inc.(a)	12,000	579,091
SK Kaken Co., Ltd.	37,000	3,147,329
Syuppin Co., Ltd.	93,600	1,340,134
Trancom Co., Ltd.	240,090	9,541,832

		48,055,101

	Shares	Value (Note 2)

Luxembourg (0.87%)
L’Occitane International SA	2,802,712	$7,202,254

Malaysia (3.41%)
AEON Credit Service M Bhd	940,540	5,229,408
Berjaya Food Bhd	3,507,200	2,984,851
CB Industrial Product Holding Bhd	1,337,400	2,002,689
JobStreet Corp. Bhd	417,000	310,513
Kossan Rubber Industries	1,763,000	2,210,901
My EG Services Bhd	6,877,900	6,174,572
Padini Holdings Bhd	8,523,750	5,334,011
Uzma Bhd(a)	3,369,800	3,942,960

		28,189,905

Mexico (0.53%)
Genomma Lab Internacional SAB de CV, Class B(a)	1,648,400	4,407,787

Netherlands (0.21%)
Aalberts Industries NV	56,974	1,738,348

Norway (0.43%)
Medistim ASA	417,000	1,592,021
Opera Software ASA	163,900	1,921,165

		3,513,186

Oman (0.29%)
Al Anwar Ceramic Tile Co.	1,575,000	2,364,545

Philippines (1.83%)
COL Financial Group, Inc.	1,096,000	374,430
Pepsi-Cola Products Philippines, Inc.(a)	45,267,500	4,924,782
Puregold Price Club, Inc.	1,432,000	1,381,850
RFM Corp.	14,962,900	1,923,703
Security Bank Corp.	2,356,760	6,481,520

		15,086,285

Russia (0.17%)
MD Medical Group Investments PLC, GDR(c)	157,000	1,413,000

Singapore (2.41%)
ARA Asset Management, Ltd.	2,460,212	3,379,225
CSE Global, Ltd.	5,610,055	3,259,206
Goodpack, Ltd.	2,187,000	4,302,543
Parkson Retail Asia, Ltd.	1,474,000	893,269
Petra Foods, Ltd.	1,849,600	5,835,149
Riverstone Holdings, Ltd.	2,940,000	2,208,354

		19,877,746

	Shares	Value (Note 2)

South Africa (2.16%)
Clicks Group, Ltd.	273,485	$1,675,137
Ellies Holdings, Ltd.(a)	3,854,240	916,564
EOH Holdings, Ltd.	294,856	2,589,043
Italtile, Ltd.	3,988,625	3,273,328
MiX Telematics, Ltd., Sponsored ADR(a)	164,500	1,651,580
OneLogix Group, Ltd.	2,450,980	924,438
Pinnacle Technology Holdings, Ltd.	655,600	822,614
Super Group, Ltd.(a)	1,966,797	5,509,279
Value Group, Ltd.	1,017,368	501,156

		17,863,139

South Korea (6.30%)
Daum Communications Corp.	25,500	3,258,584
Duksan Hi-Metal Co., Ltd.(a)	211,600	3,414,804
ENF Technology Co., Ltd.	144,600	1,294,776
Global Display Co., Ltd.	245,750	1,656,707
Handsome Co., Ltd.	103,600	2,760,064
Hanssem Co., Ltd.	43,100	3,913,857
Hy-Lok Corp.	367,828	12,071,787
ISC Co., Ltd.	190,500	5,578,582
Koh Young Technology, Inc.	131,383	3,334,983
KONA I Co., Ltd.	178,400	6,033,450
KT Skylife Co., Ltd.	79,100	1,720,456
LEENO Industrial, Inc.	112,220	3,893,088
LF Corp.	70,470	1,972,090
Wins Technet Co., Ltd.	140,300	1,201,347

		52,104,575

Sweden (3.93%)
AddTech AB, Class B	274,990	4,385,042
Beijer Alma AB	122,700	3,459,620
Bufab Holding AB(a)	836,000	7,212,666
Cloetta AB, Class B(a)	123,167	368,225
Indutrade AB	69,850	3,109,697
Moberg Pharma AB(a)	351,300	1,579,090
Nibe Industrier AB, Class B	207,800	5,563,117
Odd Molly International AB(a)	72,938	475,807
Opus Group AB	3,204,612	6,311,116

		32,464,380

Switzerland (0.72%)
VZ Holding AG	34,888	5,942,957

Taiwan (6.99%)
ASPEED Technology, Inc.	218,900	1,712,334
Cleanaway Co., Ltd.	476,000	2,765,823
Cowealth Medical Holding Co., Ltd.	677,000	2,844,384
Cub Elecparts, Inc.	281,900	3,210,383
King’s Town Bank	3,494,000	3,534,060

	Shares	Value (Note 2)

Taiwan (continued)
Ledlink Optics, Inc.	229,613	$446,047
Novatek Microelectronics Corp.	668,000	3,381,885
On-Bright Electronics, Inc.	383,000	2,647,933
Polyronics Tech Corp.	2,628,300	6,329,311
Richtek Technology Corp.	144,000	830,684
Silergy Corp.	581,200	4,835,576
Sinmag Equipment Corp.	325,000	1,863,711
Sporton International, Inc.	2,040,530	9,757,685
Test Research, Inc.	1,706,252	2,854,587
TSC Auto ID Technology Co., Ltd.	451,000	4,610,007
UDE Corp.	1,601,000	5,389,414
Voltronic Power Technology Corp.	113,000	793,161

		57,806,985

Thailand (0.94%)
LPN Development PCL	6,163,100	4,187,001
Mega Lifesciences PCL	210,400	137,899
Premier Marketing PCL	10,552,000	3,417,652

		7,742,552

Turkey (1.06%)
Albaraka Turk Katilim Bankasi AS	3,783,500	3,063,671
Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	1,580,100	2,047,541
TAV Havalimanlari Holding AS	445,200	3,653,595

		8,764,807

United Arab Emirates (0.17%)
Aramex PJSC	1,561,000	1,423,708

United States (0.76%)
First Cash Financial Services, Inc.(a)	85,700	4,834,337
Nu Skin Enterprises, Inc., Class A	24,100	1,414,429

		6,248,766

TOTAL COMMON STOCKS (Cost $623,487,855)		749,222,970

	Shares	Value (Note 2)

United States (continued)
PREFERRED STOCKS (0.41%)
Brazil (0.41%)
Banco ABC Brasil SA	595,706	$3,408,161

TOTAL PREFERRED STOCKS (Cost $3,218,453)		3,408,161

TOTAL INVESTMENTS (91.07%) (Cost $626,706,308)		$752,631,131

Assets In Excess Of Other Liabilities (8.93%)		73,833,136

NET ASSETS (100.00%)		$826,464,267

(a)	Non-Income Producing Security.
(b)	Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of July 31, 2014, these securities had a total value of $2,657,862 or .32% of Total Net Assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2014, the aggregate market value of those securities was $1,413,000, representing 0.17% of net assets.

Common Abbreviations:

AB	- Aktiebolag is the Swedish equivalent of the term corporation.
ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS	- Aktieselskab is the Danish term for a stock-based corporation.
ASA	- Allmennaksjeselskap is the Norwegian term for public limited company.
Bhd	- Berhad is the Malaysian term for public limited company.
GDR	- Global Depositary Receipt.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	- Julkinen Osakeyhtiö is the Finnish term for a public limited company.
PCL	- Public Company Limited.
PJSC	- Public Joint Stock Company.
PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAB	de CV - A variable capital company.
SE	- A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.
Tbk	PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2014, the Trust had 32 registered funds. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, and Grandeur Peak International Opportunity Fund (individually a “Fund” and collectively, the “Funds”). The Grandeur Peak Emerging Markets Opportunities Fund seeks long-term growth of capital and invests primarily in small and micro-cap companies domiciled in emerging or frontier markets. The Grandeur Peak Global Opportunities Fund seeks long-term growth of capital and invests primarily in foreign and domestic small and micro cap companies. The Grandeur Peak Global Reach Fund seeks long-term growth of capital and invests primarily in foreign and domestic small and micro cap companies. The Grandeur Peak International Opportunities Fund seeks long-term growth of capital and invests primarily in foreign small and micro cap companies. The Funds offer Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund are registered as non-diversified investment companies for purpose of the 1940 Act. As a result of ongoing operations, it is possible that one or both Funds may become diversified investment companies, which would occur at the earliest on or about October, 2014. In such case, the Fund(s) may not resume operating in a non-diversified manner without first obtaining shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2014:

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund

Common Stocks
Brazil	$17,725,296	$–	$–	$17,725,296
China	21,947,188	31,241,166	–	53,188,354
Colombia	7,585,038	–	–	7,585,038
Georgia	–	2,586,340	–	2,586,340
Greece	–	2,034,357	–	2,034,357
Hong Kong	2,052,922	10,289,151	–	12,342,073
India	11,698,042	43,693,913	–	55,391,955
Indonesia	–	13,569,939	–	13,569,939
Kazakhstan	925,844	–	–	925,844
Malaysia	4,567,812	12,970,614	–	17,538,426
Mexico	5,648,611	–	–	5,648,611
Oman	1,797,320	–	–	1,797,320
Philippines	4,433,795	9,974,567	–	14,408,362
Poland	3,194,605	2,972,656	–	6,167,261
Russia	1,645,200	–	–	1,645,200
Singapore	–	3,820,845	–	3,820,845
South Africa	12,848,744	10,432,693	–	23,281,437
South Korea	–	28,089,660	–	28,089,660
Sri Lanka	2,217,586	–	–	2,217,586
Taiwan	2,052,392	42,253,410	–	44,305,802
Thailand	1,208,583	7,953,889	–	9,162,472
Turkey	2,407,695	6,340,869	–	8,748,564
United Arab Emirates	411,448	–	–	411,448
United States	1,229,738	–	–	1,229,738
Vietnam	1,254,270	–	–	1,254,270
Preferred Stocks	1,859,989	–	–	1,859,989
Total	$108,712,118	$228,224,069	$–	$336,936,187

(a) For detailed descriptions of countries, see the accompanying Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$845,051	$15,299,949	$–	$16,145,000
Austria	–	4,462,397	–	4,462,397
Belgium	11,328,943	–	–	11,328,943
Brazil	22,367,386	–	–	22,367,386
Britain	16,886,176	37,347,122	–	54,233,298
Canada	18,587,956	–	–	18,587,956
China	16,677,749	24,691,512	–	41,369,261
Colombia	12,486,300	–	–	12,486,300
France	4,928,075	8,457,637	–	13,385,712
Georgia	–	4,746,630	–	4,746,630
Germany	2,572,448	15,928,143	–	18,500,591
Hong Kong	959,198	4,945,037	–	5,904,235
India	9,274,262	40,210,240	–	49,484,502
Indonesia	–	15,898,227	–	15,898,227
Ireland	3,489,146	2,874,914	–	6,364,060
Israel	2,802,783	–	–	2,802,783
Japan	2,568,901	25,651,308	–	28,220,209
Luxembourg	–	4,375,641	–	4,375,641
Malaysia	5,086,945	10,374,687	–	15,461,632
Mexico	2,123,674	–	–	2,123,674
Norway	–	1,697,283	–	1,697,283
Philippines	–	6,657,369	–	6,657,369
Russia	197,775	–	–	197,775
Singapore	–	11,500,570	–	11,500,570
South Africa	3,304,083	5,013,637	–	8,317,720
South Korea	–	36,636,873	–	36,636,873
Sweden	6,065,998	16,312,848	–	22,378,846
Switzerland	4,680,198	–	–	4,680,198
Taiwan	1,839,010	31,217,020	–	33,056,030
Thailand	2,373,441	3,362,746	–	5,736,187
Turkey	–	5,659,073	–	5,659,073
Uniited States	1,870,880	–	–	1,870,880
United Arab Emirates	688,688	–	–	688,688
United States	213,898,937	–	–	213,898,937
Preferred Stocks	2,804,298	–	–	2,804,298
Total	$370,708,301	$333,320,863	$–	$704,029,164

(a) For detailed descriptions of countries, see the accompanying Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Australia	$1,210,207	$3,155,811	$–	$4,366,018
Austria	–	302,112	–	302,112
Belgium	776,251	–	–	776,251
Brazil	3,586,104	–	–	3,586,104
Britain	3,881,845	5,814,237	–	9,696,082
Canada	2,549,535	552,116	–	3,101,651
China	5,680,318	8,811,858	–	14,492,176
Colombia	1,531,135	237,979	–	1,769,114
Finland	114,894	217,376	–	332,270
France	2,550,233	1,842,242	–	4,392,475
Georgia	–	1,147,717	–	1,147,717
Germany	1,011,219	2,236,099	–	3,247,318
Greece	–	938,852	–	938,852
Hong Kong	703,276	1,592,187	–	2,295,463
India	4,307,230	12,501,205	–	16,808,435
Indonesia	–	3,671,179	–	3,671,179
Ireland	945,970	419,738	–	1,365,708
Israel	729,919	862,269	–	1,592,188
Japan	510,378	7,395,044	–	7,905,422
Kazakhstan	111,117	–	–	111,117
Luxembourg	–	971,364	–	971,364
Malaysia	577,644	2,079,424	–	2,657,068
Mexico	1,432,901	–	–	1,432,901
Netherlands	–	478,326	–	478,326
Norway	112,052	241,465	–	353,517
Philippines	599,722	2,222,057	–	2,821,779
Poland	1,265,844	645,713	–	1,911,557
Russia	106,695	–	–	106,695
Singapore	–	3,625,006	–	3,625,006
South Africa	3,585,985	2,282,369	–	5,868,354
South Korea	–	6,576,527	–	6,576,527
Spain	–	1	–	1
Sri Lanka	921,935	–	–	921,935
Sweden	311,878	3,424,321	–	3,736,199
Switzerland	1,073,167	–	–	1,073,167
Taiwan	–	6,542,668	–	6,542,668
Thailand	382,121	850,681	–	1,232,802
Turkey	997,764	2,658,327	–	3,656,091
United States	40,810,823	–	–	40,810,823
Vietnam	393,921	–	–	393,921
Preferred Stocks	310,404	–	–	310,404
Total	$83,082,487	$84,296,270	$–	$167,378,757

(a) For detailed descriptions of countries, see the accompanying Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$1,832,280	$18,413,166	$–	$20,245,446
Austria	–	3,253,515	–	3,253,515
Belgium	13,073,598	–	–	13,073,598
Brazil	32,165,009	–	–	32,165,009
Britain	28,864,665	53,229,632	–	82,094,297
Canada	30,303,964	2,657,862	–	32,961,826
China	22,584,833	33,519,709	–	56,104,542
Colombia	13,024,791	–	–	13,024,791
Finland	2,090,868	1,380,294	–	3,471,162
France	10,364,204	12,216,965	–	22,581,169
Georgia	–	6,017,768	–	6,017,768
Germany	5,860,621	19,503,933	–	25,364,554
Hong Kong	3,172,496	7,921,167	–	11,093,663
India	14,670,803	51,490,619	–	66,161,422
Indonesia	–	18,622,179	–	18,622,179
Ireland	9,753,409	3,684,818	–	13,438,227
Israel	4,498,156	2,841,620	–	7,339,776
Japan	3,147,329	44,907,772	–	48,055,101
Luxembourg	–	7,202,254	–	7,202,254
Malaysia	8,318,862	19,871,043	–	28,189,905
Mexico	4,407,787	–	–	4,407,787
Netherlands	–	1,738,348	–	1,738,348
Norway	1,592,021	1,921,165	–	3,513,186
Oman	2,364,545	–	–	2,364,545
Philippines	1,923,703	13,162,582	–	15,086,285
Russia	1,413,000	–	–	1,413,000
Singapore	–	19,877,746	–	19,877,746
South Africa	7,516,609	10,346,530	–	17,863,139
South Korea	–	52,104,575	–	52,104,575
Sweden	8,320,469	24,143,911	–	32,464,380
Switzerland	5,942,957	–	–	5,942,957
Taiwan	793,161	57,013,824	–	57,806,985
Thailand	3,417,652	4,324,900	–	7,742,552
Turkey	–	8,764,807	–	8,764,807
United Arab Emirates	1,423,708	–	–	1,423,708
United States	6,248,766	–	–	6,248,766
Preferred Stocks	3,408,161	–	–	3,408,161
Total	$252,498,427	$500,132,704	$–	$752,631,131

(a) For detailed descriptions of countries, see the accompanying Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the fiscal quarter ended July 31, 2014, the security amounts the Funds transferred between Levels 1 and 2 at July 31, 2014 were as follows:

Grandeur Peak Emerging Markets Opportunities Fund

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$–	$(212,833,542)	$ 212,833,542	$–
Total	$–	$(212,833,542)	$ 212,833,542	$–

Grandeur Peak Global Opportunities Fund

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$–	$(306,902,043)	$ 306,902,043	$–
Total	$–	$(306,902,043)	$ 306,902,043	$–

Grandeur Peak Global Reach Fund

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$–	$(79,943,047)	$ 79,943,047	$–
Total	$–	$(79,943,047)	$ 79,943,047	$–

Grandeur Peak International Opportunities Fund

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$–	$(464,410,002)	$ 464,410,002	$–
Total	$–	$(464,410,002)	$ 464,410,002	$–

The above transfers were due to the Funds utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$39,178,672	$(15,713,970)	$23,464,702	$313,471,485
Grandeur Peak Global Opportunities Fund	151,060,285	(31,993,715)	119,066,570	584,962,594
Grandeur Peak Global Reach Fund	17,955,067	(8,744,893)	9,210,174	158,168,583
Grandeur Peak International Opportunities Fund	164,345,389	(38,625,738)	125,719,651	626,911,480

PATHWAY ADVISORS CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2014 (Unaudited)

Description		Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (14.73%)
iShares® Dow Jones International Select Dividend Index Fund		4,905	$189,235
Vanguard® FTSE Emerging Markets ETF		2,881	125,957
Vanguard® REIT ETF		2,554	191,295
Vanguard® Total Stock Market ETF		4,468	445,638

TOTAL EXCHANGE TRADED FUNDS (Cost $872,179)			952,125

OPEN-END MUTUAL FUNDS (83.98%)
DoubleLine Total Return Bond Fund - Class I		106,556	1,165,727
Loomis Sayles Bond Fund - Institutional Class		24,596	388,126
Metropolitan West Total Return Bond Fund - Class I		54,114	584,977
Osterweis Strategic Income Fund - Class I		43,562	519,695
PIMCO Real Return Fund - Institutional Class		16,529	191,566
PIMCO Total Return Fund - Institutional Class		59,632	649,393
Putnam Capital Spectrum Fund - Class Y		5,207	192,935
Templeton Global Bond Fund - Advisor Class		29,316	389,024
Vanguard® Wellesley Income Fund - Class Admiral		12,415	771,362
Vanguard® Wellington Fund - Class Admiral		8,442	575,832

TOTAL OPEN-END MUTUAL FUNDS (Cost $5,339,365)			5,428,637

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.29%)
Dreyfus Cash Management, Institutional Shares	0.030%	83,523	83,523

TOTAL SHORT TERM INVESTMENTS (Cost $83,523)			83,523

TOTAL INVESTMENTS (100.00%) (Cost $6,295,067)			$6,464,285

Other Assets In Excess Of Liabilities (0.00%)(a)			311

NET ASSETS (100.00%)			$6,464,596

(a)	Less than 0.005%.

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2014 (Unaudited)

Description		Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (39.31%)
iShares® Dow Jones International Select Dividend Index Fund		91,604	$3,534,083
iShares® Dow Jones Select Dividend Index Fund		29,689	2,186,298
SPDR® S&P 500® ETF Trust		38,727	7,477,797
Vanguard® FTSE Emerging Markets ETF		20,227	884,324
Vanguard® Large-Cap ETF		24,815	2,202,579
WisdomTree® Emerging Markets SmallCap Dividend Fund		18,193	875,447

TOTAL EXCHANGE TRADED FUNDS (Cost $15,679,702)			17,160,528

OPEN-END MUTUAL FUNDS (61.20%)
DoubleLine Total Return Bond Fund - Class I		694,119	7,593,657
Metropolitan West Total Return Bond Fund - Class I		124,412	1,344,898
Osterweis Strategic Income Fund - Class I		187,936	2,242,075
PIMCO Real Return Fund - Institutional Class		154,351	1,788,932
PIMCO Total Return Fund - Institutional Class		328,733	3,579,903
Putnam Capital Spectrum Fund - Class Y		47,394	1,755,955
T. Rowe Price Capital Appreciation Fund		147,176	3,986,989
Vanguard® Wellington Fund - Class Admiral		64,803	4,420,222

TOTAL OPEN-END MUTUAL FUNDS (Cost $26,105,311)			26,712,631

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.63%)
Dreyfus Cash Management, Institutional Shares	0.030%	275,453	275,453

TOTAL SHORT TERM INVESTMENTS (Cost $275,453)			275,453

TOTAL INVESTMENTS (101.14%) (Cost $42,060,466)			$44,148,612

Liabilities in Excess of Other Assets (-1.14%)			(495,561)

NET ASSETS (100.00%)			$43,653,051

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depository Receipts.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

PATHWAY ADVISORS AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
July 31, 2014 (Unaudited)

Description		Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (54.27%)
iShares® Dow Jones International Select Dividend Index Fund		69,381	$2,676,719
SPDR® S&P 500® ETF Trust		12,700	2,452,243
Vanguard® FTSE Emerging Markets ETF		15,159	662,751
Vanguard® Total Stock Market ETF		22,781	2,272,177
WisdomTree® Emerging Markets SmallCap Dividend Fund		13,766	662,420

TOTAL EXCHANGE TRADED FUNDS (Cost $7,993,166)			8,726,310

OPEN-END MUTUAL FUNDS (46.12%)
Akre Focus Fund - Institutional Class		60,320	1,313,160
DoubleLine Total Return Bond Fund - Class I		152,732	1,670,892
Mairs & Power Growth Fund - Investor Class		11,672	1,297,009
Osterweis Strategic Income Fund - Class I		69,776	832,424
Principal MidCap Fund - Institutional Class		38,721	825,538
Putnam Capital Spectrum Fund - Class Y		22,020	815,857
T. Rowe Price Capital Appreciation Fund		24,431	661,823

TOTAL OPEN-END MUTUAL FUNDS (Cost $7,092,811)			7,416,703

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.93%)
Dreyfus Cash Management, Institutional Shares	0.030%	150,213	150,213

TOTAL SHORT TERM INVESTMENTS (Cost $150,213)			150,213

TOTAL INVESTMENTS (101.32%) (Cost $15,236,190)			$16,293,226

Liabilities in Excess of Other Assets (-1.32%)			(212,326)

NET ASSETS (100.00%)			$16,080,900

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depository Receipts.

Holdings are subject to change.

See Notes to Quarterly Portfolio of Investments.

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2014, the Trust has 32 registered funds. This quarterly report describes Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund (individually a “Fund” and collectively, the “Funds”). The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Pathway Advisors Growth and Income Fund seeks total return through growth of capital and income. The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

Principal Investment Strategies of each Fund: Each Fund is structured as a fund-of-funds and under normal circumstances, the Funds pursue their objectives by investing primarily in managed portfolios of other open-end investment companies registered under the 1940 Act, that represent a variety of asset classes and investment styles. The Funds may also invest in closed-end funds and exchange-traded funds, which provide exposure to hedging or alternative strategies. Collectively, the investment companies in which the Funds may invest are referred to as “underlying funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2014:

Pathway Advisors Conservative Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$952,125	$–	$–	$952,125
Open-End Mutual Funds	5,428,637	–	–	5,428,637
Short Term Investments	83,523	–	–	83,523
Total	$6,464,285	$–	$–	$6,464,285

Pathway Advisors Funds	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

Pathway Advisors Growth and Income Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$17,160,528	$–	$–	$17,160,528
Open-End Mutual Funds	26,712,631	–	–	26,712,631
Short Term Investments	275,453	–	–	275,453
Total	$44,148,612	$–	$–	$44,148,612

Pathway Advisors Aggressive Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$8,726,310	$–	$–	$8,726,310
Open-End Mutual Funds	7,416,703	–	–	7,416,703
Short Term Investments	150,213	–	–	150,213
Total	$16,293,226	$–	$–	$16,293,226

The Funds recognize transfers between levels as of the end of the period. For the quarter ended July 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities. For the quarter ended July 31, 2014, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Pathway Advisors Conservative Fund	$155,323	$(15,573)	$139,750	$6,324,535
Pathway Advisors Growth and Income Fund	2,140,413	(123,922)	2,016,491	42,132,121
Pathway Advisors Aggressive Growth Fund	1,064,259	(20,424)	1,043,835	15,249,391

REDMONT RESOLUTE FUND I

SCHEDULE OF INVESTMENTS

July 31, 2014 (Unaudited)

Description	Shares	Value (Note 2)

COMMON STOCKS (10.39%)
ADVERTISING (0.06%)
Omnicom Group, Inc.(a)	26	$1,820

AEROSPACE & DEFENSE (0.34%)
Cubic Corp.	24	1,053
Lockheed Martin Corp.(a)	16	2,672
Northrop Grumman Corp.(a)	12	1,479
Raytheon Co.(a)	16	1,452
The Boeing Co.	13	1,566
Triumph Group, Inc.(a)	24	1,520
United Technologies Corp.(a)	10	1,052

		10,794

AGRICULTURE (0.05%)
Lorillard, Inc.(a)	28	1,693

AUTO PARTS & EQUIPMENT (0.15%)
Lear Corp.(a)	29	2,731
Tenneco, Inc.(b)	34	2,166

		4,897

BANKS (1.02%)
Bank of America Corp.(a)	161	2,455
BB&T Corp.(a)	64	2,369
Capital One Financial Corp.(a)	39	3,102
Citigroup, Inc.(a)	60	2,935
Comerica, Inc.	11	553
Fifth Third Bancorp(a)	127	2,601
Huntington Bancshares, Inc.(a)	188	1,846
JPMorgan Chase & Co.(a)	52	2,999
Morgan Stanley	21	679
Regions Financial Corp.(a)	222	2,251
State Street Corp.(a)	37	2,606
SunTrust Banks, Inc.(a)	23	875
The Goldman Sachs Group, Inc.(a)	12	2,075
The PNC Financial Services Group, Inc.(a)	23	1,899
Wells Fargo & Co.(a)	59	3,003

		32,248

BEVERAGES (0.05%)
Constellation Brands, Inc., Class A(a)(b)	21	1,748

BIOTECHNOLOGY (0.13%)
Amgen, Inc.	23	2,930
Celgene Corp.(b)	12	1,046

		3,976

Description	Shares	Value (Note 2)

BUILDING MATERIALS (0.06%)
Masco Corp.(a)	89	$1,851

CHEMICALS (0.12%)
Albemarle Corp.	6	368
Huntsman Corp.(a)	86	2,240
LyondellBasell Industries NV, Class A(a)	11	1,169

		3,777

COAL (0.04%)
Cloud Peak Energy, Inc.(b)	88	1,362

COMMERCIAL SERVICES (0.47%)
Alliance Data Systems Corp.(b)	2	525
Apollo Education Group, Inc.(b)	36	1,006
Equifax, Inc.	22	1,674
FTI Consulting, Inc.(a)(b)	19	702
Global Payments, Inc.	18	1,247
Live Nation Entertainment, Inc.(b)	83	1,926
Manpowergroup, Inc.(a)	26	2,025
Moody’s Corp.(a)	18	1,566
Robert Half International, Inc.(a)	36	1,751
Total System Services, Inc.	48	1,536
Towers Watson & Co., Class A	10	1,020
Vantiv, Inc., Class A(b)	1	33

		15,011

COMPUTERS (0.51%)
Apple, Inc.(a)	28	2,676
Brocade Communications Systems, Inc.	295	2,717
EMC Corp.(a)	104	3,047
NetApp, Inc.(a)	55	2,136
Seagate Technology PLC(a)	41	2,403
Western Digital Corp.(a)	32	3,194

		16,173

DISTRIBUTION & WHOLESALE (0.08%)
Arrow Electronics, Inc.(a)(b)	44	2,550

DIVERSIFIED FINANCIAL SERVICES (0.24%)
Discover Financial Services(a)	41	2,503
Navient Corp.	60	1,032
Raymond James Financial, Inc.(a)	21	1,070
SLM Corp.	69	611
TD Ameritrade Holding Corp.(a)	40	1,285
The Charles Schwab Corp.(a)	45	1,249

		7,750

ELECTRICAL COMPONENTS & EQUIPMENT (0.07%)
Emerson Electric Co.	13	828

Description	Shares	Value (Note 2)

ELECTRICAL COMPONENTS & EQUIPMENT (continued)
Hubbell, Inc., Class B(a)	11	$1,286

		2,114

ELECTRONICS (0.33%)
Avnet, Inc.(a)	50	2,117
Flextronics International Ltd.(a)(b)	260	2,701
Honeywell International, Inc.(a)	12	1,102
Jabil Circuit, Inc.	116	2,315
TE Connectivity Ltd.	23	1,424
Tyco International Ltd.(a)	22	949

		10,608

ENGINEERING & CONSTRUCTION (0.04%)
Fluor Corp.	18	1,312

ENTERTAINMENT (0.04%)
Six Flags Entertainment Corp.	30	1,147

FOOD (0.04%)
Tyson Foods, Inc., Class A	37	1,377

FOREST PRODUCTS & PAPER (0.06%)
International Paper Co.(a)	38	1,805

HEALTHCARE - PRODUCTS (0.33%)
Boston Scientific Corp.(b)	78	997
Covidien PLC(a)	19	1,644
Masimo Corp.(b)	23	554
Medtronic, Inc.	52	3,210
Stryker Corp.	15	1,196
Varian Medical Systems, Inc.(b)	11	904
Zimmer Holdings, Inc.	20	2,001

		10,506

HEALTHCARE - SERVICES (0.35%)
DaVita HealthCare Partners, Inc.(a)(b)	23	1,620
ICON PLC(b)	48	2,486
Laboratory Corp. of America Holdings(b)	18	1,867
Quest Diagnostics, Inc.	29	1,772
Select Medical Holdings Corp.	76	1,181
Universal Health Services, Inc., Class B(a)	20	2,132

		11,058

HOUSEWARES (0.14%)
Avery Dennison Corp.	49	2,313
Newell Rubbermaid, Inc.(a)	68	2,209

		4,522

INSURANCE (0.66%)
ACE Ltd.(a)	20	2,002

Description	Shares	Value (Note 2)

INSURANCE (continued)
Alleghany Corp.(b)	4	$1,655
Berkshire Hathaway, Inc., Class B(a)(b)	16	2,007
Endurance Specialty Holdings Ltd.	27	1,428
MetLife, Inc.(a)	24	1,262
Prudential Financial, Inc.	15	1,305
Reinsurance Group of America, Inc.(a)	15	1,204
The Allstate Corp.(a)	36	2,104
The Travelers Cos., Inc.(a)	21	1,881
Torchmark Corp.(a)	20	1,055
Validus Holdings Ltd.(a)	46	1,680
WR Berkley Corp.	40	1,784
XL Group PLC	52	1,677

		21,044

INTERNET (0.24%)
Baidu, Inc., ADR(b)	4	864
CDW Corp.	51	1,575
Conversant, Inc.(b)	23	538
eBay, Inc.(b)	16	845
Expedia, Inc.	10	794
Google, Inc., Class A(b)	1	580
Google, Inc., Class C(b)	1	572
NetEase, Inc., ADR	12	1,008
Yahoo!, Inc.(b)	24	859

		7,635

MACHINERY - DIVERSIFIED (0.03%)
Flowserve Corp.	15	1,111

MEDIA (0.56%)
CBS Corp., Class B(a)	24	1,364
Comcast Corp., Class A(a)	44	2,364
Liberty Global PLC, Class A(b)	9	374
Liberty Global PLC, Class C(b)	73	2,919
Liberty Media Corp., Class A(a)(b)	10	471
Liberty Media Corp., Class C(a)(b)	20	940
News Corp., Class A(a)(b)	117	2,065
Phoenix New Media Ltd., ADR(b)	54	544
The Walt Disney Co.(a)	18	1,546
Time Warner Cable, Inc.(a)	10	1,451
Time Warner, Inc.(a)	22	1,827
Time, Inc.(a)(b)	3	72
Viacom, Inc., Class B(a)	23	1,902

		17,839

METAL FABRICATE & HARDWARE (0.05%)
Global Brass & Copper Holdings, Inc.	76	1,154
The Timken Co.	5	221
TimkenSteel Corp.	2	87

		1,462

Description	Shares	Value (Note 2)

MINING (0.03%)
Barrick Gold Corp.	51	$922

MISCELLANEOUS MANUFACTURING (0.26%)
Carlisle Cos., Inc.(a)	13	1,040
Crane Co.(a)	30	2,058
Danaher Corp.(a)	31	2,290
Dover Corp.	4	343
Parker Hannifin Corp.(a)	10	1,150
Textron, Inc.	35	1,273

		8,154

OIL & GAS (1.20%)
Canadian Natural Resources Ltd.(a)	36	1,570
Diamondback Energy, Inc.(a)(b)	42	3,454
Energen Corp.	31	2,530
EOG Resources, Inc.(a)	26	2,845
EQT Corp.	27	2,533
Exxon Mobil Corp.(a)	51	5,048
Kosmos Energy Ltd.(b)	98	944
Marathon Petroleum Corp.	14	1,169
Occidental Petroleum Corp.(a)	33	3,224
Pacific Drilling SA(b)	148	1,409
Parsley Energy, Inc., Class A(b)	83	1,873
Phillips 66(a)	29	2,352
QEP Resources, Inc.	91	3,008
Rice Energy, Inc.(a)(b)	102	2,683
Valero Energy Corp.	23	1,168
Western Refining, Inc.	55	2,253

		38,063

OIL & GAS SERVICES (0.12%)
Halliburton Co.(a)	18	1,242
Schlumberger Ltd.(a)	24	2,601

		3,843

PACKAGING & CONTAINERS (0.32%)
Berry Plastics Group, Inc.(b)	64	1,554
Crown Holdings, Inc.(b)	38	1,769
Graphic Packaging Holding Co.(a)(b)	264	3,168
Owens-Illinois, Inc.(b)	56	1,747
Packaging Corp. of America	31	2,051

		10,289

PHARMACEUTICALS (0.82%)
AbbVie, Inc.(a)	40	2,094
Bayer AG, ADR	7	922
Cardinal Health, Inc.(a)	27	1,935
Express Scripts Holding Co.(a)(b)	31	2,159
Johnson & Johnson	36	3,603
McKesson Corp.	11	2,110
Novartis AG, ADR	26	2,260
Omnicare, Inc.(a)	31	1,937
Pfizer, Inc.(a)	124	3,559

Description	Shares	Value (Note 2)

PHARMACEUTICALS (continued)
Sanofi, ADR(a)	33	$1,725
Teva Pharmaceutical Industries Ltd., ADR	67	3,585

		25,889

REAL ESTATE INVESTMENT TRUSTS (0.15%)
American Capital Agency Corp.	50	1,156
American Homes 4 Rent, Class A	40	729
American Residential Properties, Inc.(b)	32	580
Annaly Capital Management, Inc.	37	410
Boston Properties, Inc.	5	597
Equity Residential(a)	9	582
Post Properties, Inc.	14	759

		4,813

RETAIL (0.30%)
CVS Caremark Corp.(a)	28	2,138
Foot Locker, Inc.(a)	39	1,854
Macy’s, Inc.(a)	31	1,791
Rite Aid Corp.(a)(b)	276	1,846
The Home Depot, Inc.(a)	23	1,860

		9,489

SAVINGS & LOANS (0.04%)
First Niagara Financial Group, Inc.(a)	65	559
Investors Bancorp, Inc.	57	590

		1,149

SEMICONDUCTORS (0.25%)
Avago Technologies Ltd.	26	1,804
ON Semiconductor Corp.(a)(b)	212	1,815
QUALCOMM, Inc.(a)	16	1,179
Texas Instruments, Inc.(a)	42	1,942
TriQuint Semiconductor, Inc.(b)	68	1,223

		7,963

SHIPBUILDING (0.05%)
Huntington Ingalls Industries, Inc.(a)	17	1,546

SOFTWARE (0.32%)
Activision Blizzard, Inc.(a)	76	1,701
CA, Inc.	31	895
Fidelity National Information Services, Inc.	27	1,523
Microsoft Corp.(a)	76	3,280
Oracle Corp.(a)	70	2,827

		10,226

TELECOMMUNICATIONS (0.23%)
Amdocs Ltd.(a)	33	1,496
Cisco Systems, Inc.(a)	64	1,615
Harris Corp.	16	1,092
Motorola Solutions, Inc.	27	1,720

Description		Shares	Value (Note 2)

TELECOMMUNICATIONS (continued)
Verizon Communications, Inc.		26	$1,311

			7,234

TRANSPORTATION (0.04%)
Norfolk Southern Corp.		13	1,322

TOTAL COMMON STOCKS (Cost $283,296)			330,092

MASTER LIMITED PARTNERSHIP (0.04%)
CHEMICALS (0.03%)
CVR Partners LP		58	987

OIL & GAS (0.01%)
Viper Energy Partners LP(b)		11	335

TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,495)			1,322

OPEN-END MUTUAL FUNDS (69.94%)
AQR Multi Strategy Alternative Fund, Class I		10,924	107,815
AQR Risk Parity Fund, Class I		9,208	107,733
BlackRock Global Allocation Fund, Inc., Class I		21,756	474,931
Diamond Hill Long-Short Fund, Class Y		9,692	228,533
FPA Crescent Fund		13,943	476,435
MainStay Marketfield Fund, Class I		13,239	231,549
PIMCO Short-Term Fund, Institutional Class		60,037	594,368

			2,221,364

TOTAL OPEN-END MUTUAL FUNDS (Cost $2,025,362)			2,221,364

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.98%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.010%	62,979	62,979

TOTAL SHORT TERM INVESTMENTS (Cost $62,979)			62,979

TOTAL INVESTMENTS (82.35%) (Cost $2,373,132)			$2,615,757

SEGREGATED CASH WITH BROKERS (18.34%)(c)			582,512

SECURITIES SOLD SHORT (-4.69%) (Proceeds $144,177)			(149,081)

OTHER ASSETS IN EXCESS OF LIABILITIES (4.00%)			127,113

NET ASSETS (100.00%)			$3,176,301

SCHEDULE OF SECURITIES SOLD SHORT
	Shares	Value (Note 2)

COMMON STOCKS (-4.63%)
APPAREL (-0.08%)
Deckers Outdoor Corp.	(16)	$(1,416)
Under Armour, Inc., Class A	(17)	(1,135)

		(2,551)

AUTO PARTS & EQUIPMENT (-0.05%)
Autoliv, Inc.	(12)	(1,194)
Dorman Products, Inc.	(12)	(521)

		(1,715)

BANKS (-0.42%)
BancorpSouth, Inc.	(39)	(814)
Bank of Hawaii Corp.	(17)	(972)
Community Bank System, Inc.	(39)	(1,374)
CVB Financial Corp.	(50)	(765)
First Financial Bankshares, Inc.	(46)	(1,351)
HDFC Bank Ltd., ADR	(20)	(948)
Northern Trust Corp.	(15)	(1,003)
Trustmark Corp.	(52)	(1,198)
UMB Financial Corp.	(16)	(906)
United Bankshares, Inc.	(48)	(1,540)
Valley National Bancorp	(112)	(1,073)
Westamerica Bancorporation	(32)	(1,530)

		(13,474)

BEVERAGES (-0.05%)
Keurig Green Mountain, Inc.	(12)	(1,431)

BUILDING MATERIALS (-0.05%)
Trex Co., Inc.	(24)	(676)
Vulcan Materials Co.	(16)	(1,010)

		(1,686)

CHEMICALS (-0.16%)
Air Products & Chemicals, Inc.	(12)	(1,583)
EI du Pont de Nemours & Co.	(13)	(836)
FMC Corp.	(9)	(587)
Intrepid Potash, Inc.	(60)	(889)
NewMarket Corp.	(3)	(1,161)

		(5,056)

COAL (-0.05%)
CONSOL Energy, Inc.	(40)	(1,553)

COMMERCIAL SERVICES (-0.12%)
Iron Mountain, Inc.	(25)	(838)
Monro Muffler Brake, Inc.	(29)	(1,473)
Ritchie Bros. Auctioneers, Inc.	(55)	(1,332)

		(3,643)

COMPUTERS (-0.16%)
3D Systems Corp.	(24)	(1,203)
IHS, Inc., Class A	(7)	(920)
Infosys Ltd., ADR	(27)	(1,480)
Wipro Ltd., ADR	(122)	(1,409)

		(5,012)

	Shares	Value (Note 2)

DISTRIBUTION & WHOLESALE (-0.09%)
Fastenal Co.	(30)	$(1,330)
WW Grainger, Inc.	(6)	(1,411)

		(2,741)

DIVERSIFIED FINANCIAL SERVICES (-0.11%)
Eaton Vance Corp.	(27)	(949)
Financial Engines, Inc.	(22)	(857)
Greenhill & Co., Inc.	(21)	(961)
WisdomTree Investments, Inc.	(82)	(841)

		(3,608)

ELECTRIC (-0.01%)
Ormat Technologies, Inc.	(13)	(335)

ELECTRONICS (-0.13%)
Itron, Inc.	(41)	(1,475)
National Instruments Corp.	(57)	(1,815)
Trimble Navigation Ltd.	(28)	(865)

		(4,155)

ENTERTAINMENT (-0.05%)
Gaming and Leisure Properties, Inc., REIT	(45)	(1,515)

FOOD (-0.26%)
Annie’s, Inc.	(13)	(379)
Campbell Soup Co.	(29)	(1,206)
Flowers Foods, Inc.	(63)	(1,203)
McCormick & Co., Inc.	(19)	(1,250)
Mondelez International, Inc., Class A	(35)	(1,260)
Post Holdings, Inc.	(25)	(1,123)
Snyder’s-Lance, Inc.	(35)	(869)
United Natural Foods, Inc.	(15)	(879)

		(8,169)

FOREST PRODUCTS & PAPER (-0.02%)
Wausau Paper Corp.	(50)	(504)

GAS (-0.05%)
NiSource, Inc.	(38)	(1,432)

HAND & MACHINE TOOLS (-0.01%)
Kennametal, Inc.	(8)	(338)

HEALTHCARE - PRODUCTS (-0.05%)
ResMed, Inc.	(30)	(1,552)

HEALTHCARE - SERVICES (-0.03%)
Health Net, Inc.	(25)	(1,030)

HOUSEWARES (-0.11%)
The Clorox Co.	(16)	(1,390)
The Scotts Miracle-Gro Co., Class A	(22)	(1,170)
Tumi Holdings, Inc.	(51)	(1,075)

		(3,635)

INTERNET (-0.19%)
Bankrate, Inc.	(22)	(371)
Cogent Communications Holdings, Inc.	(27)	(937)
Equinix, Inc.	(7)	(1,502)

	Shares	Value (Note 2)

INTERNET (-0.19%) (continued)
Internap Network Services Corp.	(82)	$(591)
Netflix, Inc.	(2)	(846)
Shutterfly, Inc.	(10)	(493)
Shutterstock, Inc.	(4)	(312)
Twitter, Inc.	(12)	(542)
Yelp, Inc.	(6)	(403)

		(5,997)

MACHINERY - DIVERSIFIED (-0.01%)
The Manitowoc Co., Inc.	(16)	(425)

METAL FABRICATE & HARDWARE (-0.01%)
Sun Hydraulics Corp.	(9)	(328)

MINING (-0.03%)
Teck Resources Ltd., Class B	(40)	(958)

MISCELLANEOUS MANUFACTURING (-0.19%)
AptarGroup, Inc.	(20)	(1,222)
AZZ, Inc.	(27)	(1,178)
Proto Labs, Inc.	(26)	(2,106)
Raven Industries, Inc.	(29)	(808)
Trinity Industries, Inc.	(17)	(742)

		(6,056)

OIL & GAS (-0.50%)
Atwood Oceanics, Inc.	(22)	(1,059)
Cabot Oil & Gas Corp.	(25)	(824)
Carrizo Oil & Gas, Inc.	(16)	(982)
ConocoPhillips	(23)	(1,897)
Continental Resources, Inc.	(14)	(2,055)
Energy XXI Bermuda Ltd.	(34)	(679)
Goodrich Petroleum Corp.	(37)	(713)
Halcon Resources Corp.	(124)	(738)
Helmerich & Payne, Inc.	(10)	(1,062)
HollyFrontier Corp.	(41)	(1,927)
Matador Resources Co.	(68)	(1,839)
Oasis Petroleum, Inc.	(18)	(962)
Rex Energy Corp.	(44)	(607)
Ultra Petroleum Corp.	(29)	(665)

		(16,009)

OIL & GAS SERVICES (-0.05%)
NOW, Inc.	(24)	(773)
Weatherford International Ltd.	(36)	(805)

		(1,578)

REAL ESTATE INVESTMENT TRUSTS (-0.29%)
HCP, Inc.	(40)	(1,661)
Health Care REIT, Inc.	(26)	(1,655)
Omega Healthcare Investors, Inc.	(45)	(1,644)
Plum Creek Timber Co., Inc.	(35)	(1,448)
Realty Income Corp.	(36)	(1,550)
Rouse Properties, Inc.	(75)	(1,271)

		(9,229)

RETAIL (-0.41%)
AutoNation, Inc.	(18)	(960)
Bob Evans Farms, Inc.	(31)	(1,473)

	Shares	Value (Note 2)

RETAIL (-0.41%) (continued)
Buffalo Wild Wings, Inc.	(9)	$(1,308)
Cabela’s, Inc.	(16)	(934)
CarMax, Inc.	(20)	(976)
The Cheesecake Factory, Inc.	(32)	(1,372)
Guess?, Inc.	(51)	(1,327)
Krispy Kreme Doughnuts, Inc.	(79)	(1,209)
L Brands, Inc.	(21)	(1,217)
Lululemon Athletica, Inc.	(15)	(577)
PVH Corp.	(9)	(992)
Restoration Hardware Holdings, Inc.	(9)	(736)

		(13,081)

SAVINGS & LOANS (-0.06%)
Astoria Financial Corp.	(74)	(953)
New York Community Bancorp, Inc.	(69)	(1,096)

		(2,049)

SEMICONDUCTORS (-0.06%)
Cirrus Logic, Inc.	(22)	(493)
International Rectifier Corp.	(53)	(1,317)

		(1,810)

SOFTWARE (-0.42%)
Acxiom Corp.	(18)	(330)
Aspen Technology, Inc.	(19)	(825)
athenahealth, Inc.	(7)	(871)
Blackbaud, Inc.	(57)	(2,092)
Concur Technologies, Inc.	(12)	(1,116)
NetSuite, Inc.	(14)	(1,180)
Red Hat, Inc.	(22)	(1,279)
salesforce.com, Inc.	(32)	(1,736)
Synchronoss Technologies, Inc.	(33)	(1,334)
Tyler Technologies, Inc.	(12)	(1,089)
The Ultimate Software Group, Inc.	(8)	(1,079)
VMware, Inc., Class A	(3)	(298)

		(13,229)

STORAGE/WAREHOUSING (-0.02%)
Mobile Mini, Inc.	(20)	(755)

TELECOMMUNICATIONS (-0.24%)
America Movil SAB de CV, ADR, Series L	(33)	(778)
CenturyLink, Inc.	(22)	(863)
Ciena Corp.	(38)	(742)
Frontier Communications Corp.	(112)	(734)
Infinera Corp.	(108)	(994)
Level 3 Communications, Inc.	(19)	(836)
Sprint Corp.	(124)	(911)
Telefonica SA, ADR	(66)	(1,072)
ViaSat, Inc.	(14)	(818)

		(7,748)

TRANSPORTATION (-0.09%)
JB Hunt Transport Services, Inc.	(14)	(1,082)
Kansas City Southern	(7)	(763)

	Shares	Value (Note 2)

TRANSPORTATION (-0.09%) (continued)
Ryder System, Inc.	(10)	$(861)

		(2,706)

TOTAL COMMON STOCKS (Proceeds $142,112)		(147,093)

MASTER LIMITED PARTNERSHIP (-0.04%)
PIPELINES (-0.04%)
EQT Midstream Partners LP	(15)	(1,298)

TOTAL MASTER LIMITED PARTNERSHIP (Proceeds $1,357)		(1,298)

EXCHANGE TRADED FUNDS (-0.02%)
United States Oil Fund LP	(19)	(690)

TOTAL EXCHANGE TRADED FUNDS (-0.02%) (Proceeds $708)		(690)

TOTAL SECURITIES SOLD SHORT (Proceeds $144,177)		$(149,081)

(a)	Security position either entirely or partially held in a segregated account as collateral for securities sold short. Aggregate total market value of $148,853.
(b)	Non-income producing security.
(c)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

Common Abbreviations:

ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AQR	- AQR Capital Management LLC.
FPA	- First Pacific Advisors LLC.
LP	- Limited Partnership.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PIMCO	- Pacific Investment Management Company.
PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.
SAB	de CV - A variable capital company.

See notes to quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS*
Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)

Morgan Stanley	ALPHAS XXXV	$281,409	1-Month LIBOR BBA	4/20/2019	$3,577
Morgan Stanley	Loeb King Multi Segregated Portfolio	451,421	1-Month LIBOR BBA	09/02/2014	542
Morgan Stanley	Trilogy Segregated Portfolio	447,887	1-Month LIBOR BBA	09/02/2014	(1,582)

		$1,180,717			$2,537

* The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

REDMONT RESOLUTE FUND II

SCHEDULE OF INVESTMENTS

July 31, 2014 (Unaudited)

Description	Shares	Value (Note 2)

COMMON STOCKS (8.27%)
ADVERTISING (0.04%)
Omnicom Group, Inc.(a)	4,155	$290,808

AEROSPACE & DEFENSE (0.27%)
Cubic Corp.	3,953	173,379
Lockheed Martin Corp.(a)	2,655	443,305
Northrop Grumman Corp.(a)	1,923	237,048
Raytheon Co.(a)	2,578	234,005
The Boeing Co.(a)	2,141	257,948
Triumph Group, Inc.(a)	3,828	242,504
United Technologies Corp.(a)	1,599	168,135

		1,756,324

AGRICULTURE (0.04%)
Lorillard, Inc.(a)	4,479	270,890

AUTO PARTS & EQUIPMENT (0.12%)
Lear Corp.(a)	4,735	445,895
Tenneco, Inc.(b)	5,464	348,057

		793,952

BANKS (0.81%)
Bank of America Corp.(a)	26,164	399,001
BB&T Corp.(a)	10,410	385,378
Capital One Financial Corp.(a)	6,289	500,227
Citigroup, Inc.(a)	9,691	473,987
Comerica, Inc.	1,849	92,931
Fifth Third Bancorp(a)	20,654	422,994
Huntington Bancshares, Inc.(a)	30,578	300,276
JPMorgan Chase & Co.(a)	8,520	491,348
Morgan Stanley	3,483	112,640
Regions Financial Corp.(a)	36,158	366,642
State Street Corp.(a)	6,064	427,148
SunTrust Banks, Inc.(a)	3,717	141,432
The Goldman Sachs Group, Inc.(a)	2,031	351,099
The PNC Financial Services Group, Inc.(a)	3,799	313,645
Wells Fargo & Co.(a)	9,595	488,386

		5,267,134

BEVERAGES (0.04%)
Constellation Brands, Inc., Class A(a)(b)	3,451	287,330

BIOTECHNOLOGY (0.10%)
Amgen, Inc.	3,688	469,815
Celgene Corp.(b)	1,955	170,378

		640,193

Description	Shares	Value (Note 2)

BUILDING MATERIALS (0.05%)
Masco Corp.	14,472	$301,018

CHEMICALS (0.09%)
Albemarle Corp.	1,030	63,180
Huntsman Corp.(a)	13,903	362,173
LyondellBasell Industries NV, Class A(a)	1,724	183,175

		608,528

COAL (0.03%)
Cloud Peak Energy, Inc.(b)	14,332	221,859

COMMERCIAL SERVICES (0.38%)
Alliance Data Systems Corp.(b)	295	77,376
Apollo Education Group, Inc.(b)	5,868	163,893
Equifax, Inc.(a)	3,571	271,717
FTI Consulting, Inc.(a)(b)	3,097	114,465
Global Payments, Inc.	2,959	204,970
Live Nation Entertainment, Inc.(b)	13,533	314,101
Manpowergroup, Inc.(a)	4,263	332,045
Moody’s Corp.(a)	2,964	257,868
Robert Half International, Inc.(a)	5,927	288,349
Total System Services, Inc.	7,871	251,872
Towers Watson & Co., Class A	1,640	167,313
Vantiv, Inc., Class A(b)	958	31,403

		2,475,372

COMPUTERS (0.41%)
Apple, Inc.	4,572	436,946
Brocade Communications Systems, Inc.(a)	47,967	441,776
EMC Corp.(a)	16,952	496,694
NetApp, Inc.(a)	9,011	349,987
Seagate Technology PLC	6,623	388,108
Western Digital Corp.(a)	5,134	512,527

		2,626,038

DISTRIBUTION & WHOLESALE (0.06%)
Arrow Electronics, Inc.(a)(b)	7,161	414,980

DIVERSIFIED FINANCIAL SERVICES (0.20%)
Discover Financial Services(a)	6,701	409,163
Navient Corp.	9,795	168,474
Raymond James Financial, Inc.(a)	3,453	175,930
SLM Corp.	11,292	100,047
TD Ameritrade Holding Corp.(a)	6,546	210,258
The Charles Schwab Corp.(a)	7,300	202,575

		1,266,447

ELECTRICAL COMPONENTS & EQUIPMENT (0.05%)
Emerson Electric Co.	2,130	135,575

Description	Shares	Value (Note 2)

ELECTRICAL COMPONENTS & EQUIPMENT (continued)
Hubbell, Inc., Class B(a)	1,744	$203,943

		339,518

ELECTRONICS (0.27%)
Avnet, Inc.(a)	8,095	342,661
Flextronics International Ltd.(a)(b)	42,232	438,791
Honeywell International, Inc.(a)	2,006	184,211
Jabil Circuit, Inc.(a)	18,922	377,683
TE Connectivity Ltd.	3,725	230,540
Tyco International Ltd.(a)	3,657	157,800

		1,731,686

ENGINEERING & CONSTRUCTION (0.03%)
Fluor Corp.	2,852	207,825

ENTERTAINMENT (0.03%)
Six Flags Entertainment Corp.	4,848	185,291

FOOD (0.03%)
Tyson Foods, Inc., Class A(a)	5,950	221,400

FOREST PRODUCTS & PAPER (0.05%)
International Paper Co.(a)	6,183	293,692

HEALTHCARE - PRODUCTS (0.26%)
Boston Scientific Corp.(b)	12,684	162,102
Covidien PLC(a)	3,126	270,430
Masimo Corp.(b)	3,693	88,927
Medtronic, Inc.	8,515	525,716
Stryker Corp.	2,433	194,080
Varian Medical Systems, Inc.(b)	1,777	145,981
Zimmer Holdings, Inc.(a)	3,182	318,423

		1,705,659

HEALTHCARE - SERVICES (0.28%)
DaVita HealthCare Partners, Inc.(a)(b)	3,676	258,937
ICON PLC(b)	7,880	408,184
Laboratory Corp. of America Holdings(b)	2,919	302,671
Quest Diagnostics, Inc.	4,668	285,215
Select Medical Holdings Corp.	12,392	192,572
Universal Health Services, Inc., Class B(a)	3,243	345,704

		1,793,283

HOUSEWARES (0.11%)
Avery Dennison Corp.	7,951	375,367
Newell Rubbermaid, Inc.(a)	11,057	359,131

		734,498

INSURANCE (0.53%)
ACE Ltd.(a)	3,215	321,821

Description	Shares	Value (Note 2)

INSURANCE (continued)
Alleghany Corp.(b)	633	$261,967
Axis Capital Holdings Ltd.	257	11,090
Berkshire Hathaway, Inc., Class B(a)(b)	2,638	330,884
Endurance Specialty Holdings Ltd.	4,420	233,774
MetLife, Inc.(a)	3,945	207,507
Prudential Financial, Inc.	2,411	209,685
Reinsurance Group of America, Inc.(a)	2,385	191,420
The Allstate Corp.(a)	5,900	344,855
The Travelers Cos., Inc.(a)	3,464	310,236
Torchmark Corp.(a)	3,349	176,626
Validus Holdings Ltd.(a)	7,498	273,902
WR Berkley Corp.	6,445	287,511
XL Group PLC	8,487	273,621

		3,434,899

INTERNET (0.18%)
Baidu, Inc., ADR(b)	578	124,877
CDW Corp.	8,371	258,580
Conversant, Inc.(b)	3,779	88,315
eBay, Inc.(b)	2,532	133,690
Expedia, Inc.(a)	1,656	131,520
Google, Inc., Class A(b)	109	63,171
Google, Inc., Class C(b)	109	62,304
NetEase, Inc., ADR(a)	2,000	168,080
Yahoo!, Inc.(b)	3,932	140,805

		1,171,342

MACHINERY - DIVERSIFIED (0.03%)
Flowserve Corp.	2,374	175,771

MEDIA (0.45%)
CBS Corp., Class B(a)	3,853	218,966
Comcast Corp., Class A(a)	7,080	380,408
Liberty Global PLC, Class A(b)	1,420	59,072
Liberty Global PLC, Class C(b)	11,939	477,441
Liberty Media Corp., Class A(a)(b)	1,680	79,044
Liberty Media Corp., Class C(a)(b)	3,360	157,920
News Corp., Class A(b)	18,994	335,244
Phoenix New Media Ltd., ADR(b)	8,853	89,238
The Walt Disney Co.(a)	2,900	249,052
Time Warner Cable, Inc.(a)	1,692	245,509
Time Warner, Inc.(a)	3,502	290,736
Time, Inc.(a)(b)	418	10,074
Viacom, Inc., Class B(a)	3,810	314,973

		2,907,677

METAL FABRICATE & HARDWARE (0.04%)
Global Brass & Copper Holdings, Inc.	12,385	188,004
The Timken Co.	854	37,832
TimkenSteel Corp.	427	18,579

		244,415

Description	Shares	Value (Note 2)

MINING (0.02%)
Barrick Gold Corp.	8,365	$151,239

MISCELLANEOUS MANUFACTURING (0.21%)
Carlisle Cos., Inc.(a)	2,084	166,762
Crane Co.	4,918	337,424
Danaher Corp.(a)	5,023	371,099
Dover Corp.	624	53,514
Parker Hannifin Corp.(a)	1,698	195,185
Textron, Inc.(a)	5,710	207,673

		1,331,657

OIL & GAS (0.95%)
Canadian Natural Resources Ltd.(a)	5,911	257,720
Diamondback Energy, Inc.(a)(b)	6,822	560,973
Energen Corp.(a)	5,046	411,905
EOG Resources, Inc.	4,218	461,618
EQT Corp.	4,327	405,959
Exxon Mobil Corp.	8,239	815,168
Kosmos Energy Ltd.(b)	15,951	153,608
Marathon Petroleum Corp.	2,331	194,592
Occidental Petroleum Corp.	5,288	516,690
Pacific Drilling SA(b)	24,142	229,832
Parsley Energy, Inc., Class A(b)	13,532	305,417
Phillips 66	4,793	388,760
QEP Resources, Inc.	14,835	490,297
Rice Energy, Inc.(a)(b)	16,553	435,344
Valero Energy Corp.	3,716	188,773
Western Refining, Inc.(a)	8,949	366,551

		6,183,207

OIL & GAS SERVICES (0.10%)
Halliburton Co.(a)	3,007	207,453
Schlumberger Ltd.(a)	3,859	418,277

		625,730

PACKAGING & CONTAINERS (0.26%)
Berry Plastics Group, Inc.(b)	10,348	251,353
Crown Holdings, Inc.(a)(b)	6,121	284,933
Graphic Packaging Holding Co.(a)(b)	42,942	515,304
Owens-Illinois, Inc.(b)	9,181	286,355
Packaging Corp. of America	4,974	329,080

		1,667,025

PHARMACEUTICALS (0.65%)
AbbVie, Inc.(a)	6,439	337,017
Bayer AG, ADR	1,209	159,196
Cardinal Health, Inc.(a)	4,369	313,039
Express Scripts Holding Co.(a)(b)	5,015	349,295
Johnson & Johnson(a)	5,875	588,029
McKesson Corp.	1,735	332,877
Novartis AG, ADR	4,291	373,060
Omnicare, Inc.(a)	5,047	315,437
Pfizer, Inc.(a)	20,167	578,793

Description	Shares	Value (Note 2)

PHARMACEUTICALS (continued)
Sanofi, ADR(a)	5,406	$282,572
Teva Pharmaceutical Industries Ltd., ADR	10,967	586,734

		4,216,049

REAL ESTATE INVESTMENT TRUSTS (0.12%)
American Capital Agency Corp.	8,180	189,122
American Homes 4 Rent, Class A	6,555	119,432
American Residential Properties, Inc.(b)	5,177	93,807
Annaly Capital Management, Inc.	6,012	66,733
Boston Properties, Inc.(a)	787	94,007
Equity Residential(a)	1,402	90,639
Post Properties, Inc.	2,348	127,262

		781,002

RETAIL (0.24%)
CVS Caremark Corp.(a)	4,572	349,118
Foot Locker, Inc.(a)	6,311	299,962
Macy’s, Inc.(a)	5,016	289,875
Rite Aid Corp.(b)	44,892	300,327
The Home Depot, Inc.(a)	3,813	308,281

		1,547,563

SAVINGS & LOANS (0.03%)
First Niagara Financial Group, Inc.	10,650	91,590
Investors Bancorp, Inc.	9,317	96,431

		188,021

SEMICONDUCTORS (0.20%)
Avago Technologies Ltd.	4,252	295,004
ON Semiconductor Corp.(a)(b)	34,406	294,515
QUALCOMM, Inc.(a)	2,617	192,873
Texas Instruments, Inc.(a)	6,822	315,517
TriQuint Semiconductor, Inc.(b)	11,015	198,050

		1,295,959

SHIPBUILDING (0.04%)
Huntington Ingalls Industries, Inc.(a)	2,761	251,030

SOFTWARE (0.26%)
Activision Blizzard, Inc.(a)	12,317	275,655
CA, Inc.	4,987	144,025
Fidelity National Information Services, Inc.	4,418	249,175
Microsoft Corp.(a)	12,327	532,033
Oracle Corp.(a)	11,308	456,730

		1,657,618

TELECOMMUNICATIONS (0.18%)
Amdocs Ltd.(a)	5,345	242,342
Cisco Systems, Inc.(a)	10,453	263,729
Harris Corp.(a)	2,624	179,141
Motorola Solutions, Inc.	4,349	276,944

Description		Shares	Value (Note 2)

TELECOMMUNICATIONS (continued)
Verizon Communications, Inc.		4,228	$213,176

			1,175,332

TRANSPORTATION (0.03%)
Norfolk Southern Corp.(a)		2,133	216,841

TOTAL COMMON STOCKS (Cost $46,187,642)			53,656,102

MASTER LIMITED PARTNERSHIP (0.03%)
CHEMICALS (0.02%)
CVR Partners LP		9,498	161,561

OIL & GAS (0.01%)
Viper Energy Partners LP(b)		1,796	54,689

TOTAL MASTER LIMITED PARTNERSHIP (Cost $244,355)			216,250

OPEN-END MUTUAL FUNDS (76.14%)
AQR Multi Strategy Alternative Fund, Class I		4,032,747	39,803,211
AQR Risk Parity Fund, Class I		3,349,079	39,184,225
BlackRock Global Allocation Fund, Inc., Class I		4,455,001	97,252,671
Diamond Hill Long-Short Fund, Class Y		2,619,420	61,765,924
FPA Crescent Fund		2,845,818	97,241,588
MainStay Marketfield Fund, Class I		3,354,674	58,673,240
PIMCO Short-Term Fund, Institutional Class		10,073,031	99,723,003

			493,643,862

TOTAL OPEN-END MUTUAL FUNDS (Cost $460,897,003)			493,643,862

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.02%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.010%	6,601,947	6,601,947

TOTAL SHORT TERM INVESTMENTS (Cost $6,601,947)			6,601,947

TOTAL INVESTMENTS (85.46%) (Cost $513,930,947)			$554,118,161

SEGREGATED CASH WITH BROKERS (15.06%)(c)			97,655,200

SECURITIES SOLD SHORT (-3.74%) (Proceeds $23,538,141)			(24,278,100)

OTHER ASSETS IN EXCESS OF LIABILITIES (3.22%)			20,869,566

NET ASSETS (100.00%)			$648,364,826

SCHEDULE OF SECURITIES SOLD SHORT
	Shares	Value (Note 2)

COMMON STOCKS (-3.69%)
APPAREL (-0.06%)
Deckers Outdoor Corp.	(2,526)	$(223,576)
Under Armour, Inc., Class A	(2,702)	(180,359)

		(403,935)

AUTO PARTS & EQUIPMENT (-0.04%)
Autoliv, Inc.	(1,983)	(197,328)
Dorman Products, Inc.	(2,008)	(87,107)

		(284,435)

BANKS (-0.34%)
BancorpSouth, Inc.	(6,417)	(133,923)
Bank of Hawaii Corp.	(2,784)	(159,189)
Community Bank System, Inc.	(6,267)	(220,787)
CVB Financial Corp.	(8,148)	(124,583)
First Financial Bankshares, Inc.	(7,471)	(219,498)
HDFC Bank Ltd., ADR	(3,291)	(155,993)
Northern Trust Corp.	(2,498)	(167,091)
Trustmark Corp.	(8,420)	(193,913)
UMB Financial Corp.	(2,611)	(147,861)
United Bankshares, Inc.	(7,830)	(251,186)
Valley National Bancorp	(18,219)	(174,538)
Westamerica Bancorporation	(5,194)	(248,377)

		(2,196,939)

BEVERAGES (-0.03%)
Keurig Green Mountain, Inc.	(1,885)	(224,843)

BUILDING MATERIALS (-0.04%)
Trex Co., Inc.	(3,828)	(107,758)
Vulcan Materials Co.	(2,561)	(161,676)

		(269,434)

CHEMICALS (-0.13%)
Air Products & Chemicals, Inc.	(1,881)	(248,198)
EI du Pont de Nemours & Co.	(2,053)	(132,028)
FMC Corp.	(1,493)	(97,374)
Intrepid Potash, Inc.	(9,837)	(145,686)
NewMarket Corp.	(523)	(202,401)

		(825,687)

COAL (-0.04%)
CONSOL Energy, Inc.	(6,427)	(249,496)

COMMERCIAL SERVICES (-0.09%)
Iron Mountain, Inc.	(4,043)	(135,481)
Monro Muffler Brake, Inc.	(4,658)	(236,580)
Ritchie Bros. Auctioneers, Inc.	(8,877)	(215,001)

		(587,062)

COMPUTERS (-0.12%)
3D Systems Corp.	(3,839)	(192,449)
IHS, Inc., Class A	(1,129)	(148,317)
Infosys Ltd., ADR	(4,362)	(239,125)
Wipro Ltd., ADR	(19,848)	(229,244)

		(809,135)

DISTRIBUTION & WHOLESALE (-0.07%)
Fastenal Co.	(4,941)	(219,133)

	Shares	Value (Note 2)

DISTRIBUTION & WHOLESALE (-0.07%) (continued)
WW Grainger, Inc.	(964)	$(226,685)

		(445,818)

DIVERSIFIED FINANCIAL SERVICES (-0.09%)
Eaton Vance Corp.	(4,404)	(154,712)
Financial Engines, Inc.	(3,605)	(140,415)
Greenhill & Co., Inc.	(3,346)	(153,146)
WisdomTree Investments, Inc.	(13,276)	(136,212)

		(584,485)

ELECTRIC (-0.01%)
Ormat Technologies, Inc.	(2,097)	(54,082)

ELECTRONICS (-0.10%)
Itron, Inc.	(6,649)	(239,231)
National Instruments Corp.	(9,265)	(294,998)
Trimble Navigation Ltd.	(4,495)	(138,895)

		(673,124)

ENTERTAINMENT (-0.04%)
Gaming and Leisure Properties, Inc., REIT	(7,351)	(247,508)

FOOD (-0.21%)
Annie’s, Inc.	(2,191)	(63,933)
Campbell Soup Co.	(4,768)	(198,301)
Flowers Foods, Inc.	(10,308)	(196,780)
McCormick & Co., Inc.	(3,102)	(204,050)
Mondelez International, Inc., Class A	(5,721)	(205,956)
Post Holdings, Inc.	(4,053)	(182,061)
Snyder’s-Lance, Inc.	(5,631)	(139,705)
United Natural Foods, Inc.	(2,400)	(140,688)

		(1,331,474)

FOREST PRODUCTS & PAPER (-0.01%)
Wausau Paper Corp.	(8,169)	(82,262)

GAS (-0.04%)
NiSource, Inc.	(6,158)	(232,033)

HAND & MACHINE TOOLS (-0.01%)
Kennametal, Inc.	(1,374)	(58,093)

HEALTHCARE - PRODUCTS (-0.04%)
ResMed, Inc.	(4,906)	(253,836)

HEALTHCARE - SERVICES (-0.03%)
Health Net, Inc.	(4,131)	(170,156)

HOUSEWARES (-0.09%)
The Clorox Co.	(2,531)	(219,868)
The Scotts Miracle-Gro Co., Class A	(3,515)	(186,998)
Tumi Holdings, Inc.	(8,318)	(175,343)

		(582,209)

INTERNET (-0.15%)
Bankrate, Inc.	(3,589)	(60,511)
Cogent Communications Holdings, Inc.	(4,309)	(149,566)
Equinix, Inc.	(1,160)	(248,843)
Internap Network Services Corp.	(13,389)	(96,535)

	Shares	Value (Note 2)

INTERNET (-0.15%) (continued)
Netflix, Inc.	(328)	$(138,652)
Shutterfly, Inc.	(1,682)	(82,956)
Shutterstock, Inc.	(603)	(46,998)
Twitter, Inc.	(1,870)	(84,505)
Yelp, Inc.	(996)	(66,891)

		(975,457)

MACHINERY - DIVERSIFIED (-0.01%)
The Manitowoc Co., Inc.	(2,556)	(67,887)

METAL FABRICATE & HARDWARE (-0.01%)
Sun Hydraulics Corp.	(1,466)	(53,480)

MINING (-0.02%)
Teck Resources Ltd., Class B	(6,550)	(156,938)

MISCELLANEOUS MANUFACTURING (-0.15%)
AptarGroup, Inc.	(3,303)	(201,813)
AZZ, Inc.	(4,382)	(191,231)
Proto Labs, Inc.	(4,222)	(341,982)
Raven Industries, Inc.	(4,758)	(132,605)
Trinity Industries, Inc.	(2,777)	(121,188)

		(988,819)

OIL & GAS (-0.40%)
Atwood Oceanics, Inc.	(3,577)	(172,233)
Cabot Oil & Gas Corp.	(3,993)	(131,569)
Carrizo Oil & Gas, Inc.	(2,569)	(157,762)
ConocoPhillips	(3,734)	(308,055)
Continental Resources, Inc.	(2,337)	(343,025)
Energy XXI Bermuda Ltd.	(5,576)	(111,297)
Goodrich Petroleum Corp.	(6,027)	(116,080)
Halcon Resources Corp.	(20,118)	(119,702)
Helmerich & Payne, Inc.	(1,615)	(171,610)
HollyFrontier Corp.	(6,707)	(315,296)
Matador Resources Co.	(11,137)	(301,145)
Oasis Petroleum, Inc.	(3,007)	(160,724)
Rex Energy Corp.	(7,173)	(98,916)
Ultra Petroleum Corp.	(4,645)	(106,463)

		(2,613,877)

OIL & GAS SERVICES (-0.04%)
NOW, Inc.	(3,875)	(124,736)
Weatherford International Ltd.	(5,813)	(130,037)

		(254,773)

REAL ESTATE INVESTMENT TRUSTS (-0.23%)
HCP, Inc.	(6,519)	(270,734)
Health Care REIT, Inc.	(4,151)	(264,128)
Omega Healthcare Investors, Inc.	(7,274)	(265,792)
Plum Creek Timber Co., Inc.	(5,677)	(234,858)
Realty Income Corp.	(5,800)	(249,690)
Rouse Properties, Inc.	(12,139)	(205,756)

		(1,490,958)

RETAIL (-0.33%)
AutoNation, Inc.	(2,856)	(152,282)
Bob Evans Farms, Inc.	(5,072)	(240,971)
Buffalo Wild Wings, Inc.	(1,523)	(221,322)

	Shares	Value (Note 2)

RETAIL (-0.33%) (continued)
Cabela’s, Inc.	(2,679)	$(156,346)
CarMax, Inc.	(3,280)	(160,097)
The Cheesecake Factory, Inc.	(5,238)	(224,605)
Guess?, Inc.	(8,290)	(215,623)
Krispy Kreme Doughnuts, Inc.	(12,868)	(197,009)
L Brands, Inc.	(3,473)	(201,330)
Lululemon Athletica, Inc.	(2,466)	(94,867)
PVH Corp.	(1,488)	(163,948)
Restoration Hardware Holdings, Inc.	(1,428)	(116,796)

		(2,145,196)

SAVINGS & LOANS (-0.05%)
Astoria Financial Corp.	(12,083)	(155,629)
New York Community Bancorp, Inc.	(11,171)	(177,395)

		(333,024)

SEMICONDUCTORS (-0.05%)
Cirrus Logic, Inc.	(3,620)	(81,197)
International Rectifier Corp.	(8,623)	(214,195)

		(295,392)

SOFTWARE (-0.34%)
Acxiom Corp.	(2,878)	(52,725)
Aspen Technology, Inc.	(3,074)	(133,535)
athenahealth, Inc.	(1,218)	(151,519)
Blackbaud, Inc.	(9,245)	(339,384)
Concur Technologies, Inc.	(1,999)	(185,827)
NetSuite, Inc.	(2,318)	(195,431)
Red Hat, Inc.	(3,554)	(206,558)
salesforce.com, Inc.	(5,130)	(278,302)
Synchronoss Technologies, Inc.	(5,333)	(215,507)
Tyler Technologies, Inc.	(1,929)	(175,018)
The Ultimate Software Group, Inc.	(1,375)	(185,501)
VMware, Inc., Class A	(560)	(55,642)

		(2,174,949)

STORAGE/WAREHOUSING (-0.02%)
Mobile Mini, Inc.	(3,237)	(122,229)

TELECOMMUNICATIONS (-0.19%)
America Movil SAB de CV, ADR, Series L	(5,363)	(126,406)
CenturyLink, Inc.	(3,620)	(142,049)
Ciena Corp.	(6,147)	(120,051)
Frontier Communications Corp.	(18,185)	(119,112)
Infinera Corp.	(17,546)	(161,423)
Level 3 Communications, Inc.	(3,042)	(133,787)
Sprint Corp.	(20,162)	(148,191)
Telefonica SA, ADR	(10,773)	(174,953)
ViaSat, Inc.	(2,304)	(134,715)

		(1,260,687)

TRANSPORTATION (-0.07%)
JB Hunt Transport Services, Inc.	(2,315)	(178,857)
Kansas City Southern	(1,179)	(128,582)

	Shares	Value (Note 2)

TRANSPORTATION (-0.07%) (continued)
Ryder System, Inc.	(1,639)	$(141,167)

		(448,606)

TOTAL COMMON STOCKS (Proceeds $23,194,972)		(23,948,318)

MASTER LIMITED PARTNERSHIP (-0.03%)
PIPELINES (-0.03%)
EQT Midstream Partners LP	(2,513)	(217,475)

TOTAL MASTER LIMITED PARTNERSHIP (Proceeds $227,929)		(217,475)

EXCHANGE TRADED FUNDS (-0.02%)
United States Oil Fund LP	(3,093)	(112,307)

TOTAL EXCHANGE TRADED FUNDS (-0.02%) (Proceeds $115,240)		(112,307)

TOTAL SECURITIES SOLD SHORT (Proceeds $23,538,141)		$(24,278,100)

SCHEDULE OF WRITTEN OPTIONS
	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)

WRITTEN OPTIONS
Call Options
Exxon Mobil Corp.	(30)	$100.00	10/18/2014	$(6,300)
Exxon Mobil Corp.	(19)	97.50	10/18/2014	(6,384)

TOTAL WRITTEN OPTIONS (Proceeds $25,727)				$(12,684)

(a)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and written options. Aggregate total market value of $22,400,175.
(b)	Non-income producing security.
(c)	Includes cash which is being held as collateral for securities sold short, written options, and total return swap contracts.

Common Abbreviations:

ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AQR	- AQR Capital Management LLC.
FPA	- First Pacific Advisors LLC.
LP	- Limited Partnership.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PIMCO	- Pacific Investment Management Company.
PLC	- Public Limited Company.
REIT	- Real Estate Investment Trust.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.

SAB	de CV - A variable capital company.

See notes to quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS*
Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)

Morgan Stanley	ALPHAS XXXV	$49,088,591	1-Month LIBOR BBA	04/20/2019	$623,923
Morgan Stanley	Loeb King Multi Segregated Portfolio	74,785,369	1-Month LIBOR BBA	09/02/2014	89,852
Morgan Stanley	Trilogy Segregated Portfolio	74,199,988	1-Month LIBOR BBA	09/02/2014	(262,148)

		$198,073,948			$451,627

* The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

Redmont Funds	Notes to Quarterly Schedule of Investments
July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2014, the Trust has 32 registered funds. This quarterly report describes the Redmont Resolute Fund I and Redmont Resolute Fund II (each a “Fund” and collectively, the “Funds”). The Funds seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Funds pursue their objectives primarily by allocating their assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties, for the purposes of seeking economic exposure to alternative or hedging strategies. The Redmont Resolute Fund I offers Class A and Class I shares and the Redmont Resolute Fund II offers Class I shares. All classes of shares of a particular Fund have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Short Sales: Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with

Redmont Funds	Notes to Quarterly Schedule of Investments
July 31, 2014 (Unaudited)

procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Funds primarily enter into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

Each Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at July 31, 2014 are disclosed in the Schedule of Investments.

Each Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

The number of swap contracts held at July 31, 2014 is representative of the swap contract activity for the fiscal quarter ended July 31, 2014.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Written option activity for the quarter ended July 31, 2014 was as follows:

Redmont Resolute Fund II

	Written Call Options
	Contracts	Premiums
Outstanding, April 30, 2014	(121)	$(55,327)
Written	(49)	(25,727)
Exercised	121	55,327
Expired	–	–
Closed	–	–
Split	–	–
Outstanding, July 31, 2014	(49)	$(25,727)

Redmont Funds	Notes to Quarterly Schedule of Investments
July 31, 2014 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2014:

Redmont Resolute Fund I

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$330,092	$–	$–	$330,092
Master Limited Partnership	1,322	–	–	1,322
Open-End Mutual Funds	2,221,364	–	–	2,221,364
Short Term Investments	62,979	–	–	62,979
Total	$2,615,757	$–	$–	$2,615,757

Other Financial Instruments
Assets:
Total Return Swap Contracts	$–	$4,119	$–	$4,119
Liabilities:
Securities Sold Short	$(147,093)	$–	$–	$(147,093)
Master Limited Partnerships Sold Short	(1,298)	–	–	(1,298)
Exchange Traded Funds Sold Short	(690)	–	–	(690)
Total Return Swap Contracts	–	(1,582)	–	(1,582)
Total	$(149,081)	$2,536	$–	$(146,544)

Redmont Resolute Fund II
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$53,656,102	$–	$–	$53,656,102
Master Limited Partnership	216,250	–	–	216,250
Open-End Mutual Funds	493,643,862	–	–	493,643,862
Short Term Investments	–	–	–	6,601,947
Total	$547,516,214	$–	$–	$554,118,161

Other Financial Instruments
Assets:
Total Return Swap Contracts	$–	$713,775	$–	$713,775
Liabilities:

Redmont Funds	Notes to Quarterly Schedule of Investments
July 31, 2014 (Unaudited)

Securities Sold Short	$(23,948,318)	$–	$–	$(23,948,318)
Master Limited Partnerships Sold Short	(217,475)	–	–	(217,475)
Exchange Traded Funds Sold Short	(112,307)	–	–	(112,307)
Written Options	(12,684)	–	–	(12,684)
Total Return Swap Contracts	–	(262,148)	–	(262,148)
Total	$(24,290,784)	$451,627	$–	$(23,839,158)

The Funds recognize transfers between levels as of the end of the period. For the quarter ended July 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Redmont Resolute Fund I	$243,622	$(3,944)	$239,678	$2,376,079
Redmont Resolute Fund II	41,156,084	(1,639,605)	39,516,479	514,601,682

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2014 (Unaudited)

	Currency	Shares	Value

COMMON STOCKS (85.7%)

Brazil (6.5%)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	220,000	$3,598,546
Odontoprev SA	BRL	760,000	3,108,672

Total Brazil			6,707,218

Chile (2.1%)
Corpbanca SA	CLP	180,000,000	2,125,902

Total Chile			2,125,902

China / Hong Kong (16.6%)
Hang Lung Properties, Ltd.	HKD	890,000	2,748,639
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	3,025,000	2,564,403
Dongfang Electric Corp., Ltd., Class H	HKD	1,325,000	2,286,411
Digital China Holdings, Ltd.	HKD	2,150,000	2,115,989
Greatview Aseptic Packaging Co., Ltd.	HKD	2,600,000	2,046,439
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	1,848,000	1,895,572
Beijing Enterprises Holdings, Ltd.	HKD	215,000	1,872,195
SinoMedia Holding, Ltd.	HKD	2,062,000	1,572,433

Total China / Hong Kong			17,102,081

India (6.6%)
Infosys, Ltd., ADR	USD	55,000	3,015,100
Sun Pharma Advanced Research Co., Ltd.(a)	INR	860,000	2,399,900
Navneet Education, Ltd.	INR	1,050,000	1,396,588

Total India			6,811,588

Indonesia (2.4%)
Astra International Tbk PT	IDR	3,750,000	2,476,293

Total Indonesia			2,476,293

Japan (4.3%)
NTT DOCOMO, Inc.	JPY	170,000	2,981,146
Ajinomoto Co., Inc.	JPY	96,000	1,475,726

Total Japan			4,456,872

	Currency	Shares	Value

Malaysia (2.4%)
Hartalega Holdings Bhd	MYR	1,218,200	$2,519,494

Total Malaysia			2,519,494

Mexico (4.9%)
Grupo Herdez SAB de CV	MXN	910,000	2,562,042
Grupo Financiero Banorte SAB de CV	MXN	380,000	2,528,064

Total Mexico			5,090,106

Poland (6.2%)
Bank Pekao SA	PLN	50,000	2,649,740
PGE SA	PLN	310,000	2,062,432
Asseco Poland SA	PLN	123,000	1,636,204

Total Poland			6,348,376

Singapore (8.9%)
Singapore Telecommunications, Ltd.	SGD	1,185,000	3,854,217
Keppel Corp., Ltd.	SGD	325,000	2,848,623
SIA Engineering Co., Ltd.	SGD	675,000	2,508,059

Total Singapore			9,210,899

South Africa (4.1%)
Sanlam, Ltd.	ZAR	380,000	2,155,399
EOH Holdings, Ltd.	ZAR	240,000	2,107,369

Total South Africa			4,262,768

South Korea (5.7%)
Dongsuh Co., Inc.	KRW	160,000	2,998,001
Sindoh Co., Ltd.	KRW	42,000	2,914,342

Total South Korea			5,912,343

Taiwan (4.0%)
Taiwan Hon Chuan Enterprise Co., Ltd.	TWD	975,000	2,023,719
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	325,000	1,303,017
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	USD	40,000	800,000

Total Taiwan			4,126,736

Turkey (6.3%)
Arcelik AS	TRY	390,000	2,467,508
Ulker Biskuvi Sanayi AS	TRY	265,000	2,050,852

	Currency	Shares	Value

Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	440,000	$1,924,029

Total Turkey			6,442,389

Vietnam (4.7%)
Nam Long Investment Corp.	VND	1,871,400	1,581,389
Bao Viet Holdings	VND	763,840	1,519,220
PetroVietnam Drilling and Well Services JSC	VND	205,739	920,683
Dry Cell & Storage Battery JSC	VND	400,000	439,260
Vietnam National Reinsurance Corp.	VND	423,540	399,236

Total Vietnam			4,859,788

TOTAL COMMON STOCKS (Cost $83,099,073)			88,452,853

PREFERRED STOCKS (7.4%)

Brazil (4.3%)
Vale SA	BRL	195,000	2,508,033
Banco Bradesco SA, ADR	USD	125,000	1,910,000

Total Brazil			4,418,033

South Korea (3.1%)
Samsung Electronics Co., Ltd.	KRW	3,100	3,206,037

Total South Korea			3,206,037

TOTAL PREFERRED STOCKS (Cost $7,318,796)			7,624,070

	Currency	Rate	Maturity Date	Principal Amount	Value

FOREIGN CURRENCY GOVERNMENT BONDS (3.2%)

Brazil (1.1%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	2,500,000	1,129,477

Total Brazil					1,129,477

Indonesia (1.0%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	11,000,000,000	976,009

Total Indonesia					976,009

	Currency	Rate	Maturity Date	Principal Amount	Value

Turkey (1.1%)
Turkey Government Bond	TRY	8.80%	09/27/23	2,500,000	$1,168,448

Total Turkey					1,168,448

TOTAL FOREIGN CURRENCY GOVERNMENT BONDS (Cost $3,036,095)					3,273,934

USD CONVERTIBLE BONDS (1.3%)

Singapore (1.3%)
Olam International, Ltd.	USD	6.00%	10/15/16	$1,200,000	1,324,500

Total Singapore					1,324,500

TOTAL USD CONVERTIBLE BONDS (Cost $1,256,896)					1,324,500

TOTAL INVESTMENTS (Cost $94,710,860) (97.6%)					$100,675,357

Cash and Other Assets, Less Liabilities (2.4%)					2,498,054

NET ASSETS (100.0%)					$103,173,411

(a)     Non-income producing security.

Certain securities were fair valued in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (Note 2).

Currency Abbreviations
BRL	-	Brazil Real
CLP	-	Chile Peso
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

Common Abbreviations:
ADR	-	American Depositary Receipt.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2014, the Trust had 32 registered funds. This quarterly report describes the Seafarer Overseas Growth and Income Fund (the “Fund”). The Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns. The Fund offers Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Fund’s valuation procedures set forth certain triggers that inform the Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no  market activity for the asset or liability at the measurement date.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

The following is a summary of each input used to value the Fund as of July 31, 2014:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Brazil	$6,707,218	$–	$–	$6,707,218
Chile	2,125,902	–	–	2,125,902
China / Hong Kong	4,610,841	12,491,240	–	17,102,081
India	4,411,688	2,399,900	–	6,811,588
Indonesia	–	2,476,293	–	2,476,293
Japan	–	4,456,872	–	4,456,872
Malaysia	2,519,494	–	–	2,519,494
Mexico	5,090,106	–	–	5,090,106
Poland	–	6,348,376	–	6,348,376
Singapore	–	9,210,899	–	9,210,899
South Africa	–	4,262,768	–	4,262,768
South Korea	–	5,912,343	–	5,912,343
Taiwan	800,000	3,326,736	–	4,126,736
Turkey	–	6,442,389	–	6,442,389
Vietnam	2,357,716	2,502,072	–	4,859,788
Preferred Stocks	4,418,033	3,206,037	–	7,624,070
Foreign Currency Government Bonds	–	3,273,934	–	3,273,934
USD Convertible Bonds	–	1,324,500	–	1,324,500

Total	$33,040,998	$67,634,359	$–	$100,675,357

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the quarter ended July 31, 2014, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Security amounts the Fund transferred between Levels 1 and 2 at July 31, 2014 were as follows:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$–	$(4,609,441)	$4,609,441	$–

Total	$–	$(4,609,441)	$4,609,441	$–

The above transfers were due to the Fund utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.

Seafarer Overseas Growth and Income Fund	Notes to Quarterly Portfolio of Investments
July 31, 2014 (Unaudited)

When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of July 31, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Seafarer Overseas Growth and Income Fund	$95,393,950	$7,677,195	$(2,395,788)	$5,281,407

STATEMENT OF INVESTMENTS

STONEBRIDGE SMALL-CAP GROWTH FUND		July 31, 2014
	(Unaudited)

	Shares	Market Value
COMMON STOCKS (99.55%)
CONSUMER DISCRETIONARY - (12.49%)
Automotive Retail (1.03%)
America’s Car-Mart, Inc.**	5,000	$187,200

Consumer Services (2.43%)
Steiner Leisure, Ltd.**	11,000	439,010

Education Services (2.97%)
K12, Inc.**	23,000	536,130

Homebuilding (1.87%)
TRI Pointe Homes, Inc.**	25,000	337,750

Hotel Leisure (1.76%)
Interval Leisure Group, Inc.	15,000	317,700

Household Furnishings (2.43%)
Select Comfort Corp.**	21,750	439,350

TOTAL CONSUMER DISCRETIONARY		2,257,140

CONSUMER STAPLES - (2.43%)
Foods (2.43%)
Chefs’ Warehouse, Inc.**	25,000	439,250

TOTAL CONSUMER STAPLES		439,250

ENERGY - (11.58%)
Exploration & Production (1.88%)
Halcon Resources Corp.**	30,000	178,500
Resolute Energy Corp.**	21,000	160,440

		338,940

Offshore Drilling & Other Services (2.67%)
Atwood Oceanics, Inc.**	10,000	481,500

Oil Well Equipment & Services (3.64%)
McDermott International, Inc.**	90,000	657,000

Oilfield Services (0.64%)
Acorn Energy, Inc.**	54,000	116,100

Shipping (2.75%)
Gulfmark Offshore, Inc. - Class A	13,000	497,510

TOTAL ENERGY		2,091,050

	Shares	Market Value
FINANCIAL SERVICES - (1.32%)
Financial Data & Systems (1.32%)
Higher One Holdings, Inc.**	57,000	$238,260

TOTAL FINANCIAL SERVICES		238,260

HEALTH CARE - (27.32%)
Biotechnology (4.11%)
Exact Sciences Corp.**	13,000	202,930
ImmunoGen, Inc.**	32,000	344,960
Isis Pharmaceuticals, Inc.**	6,250	193,687

		741,577

Distribution/Wholesale (1.56%)
MWI Veterinary Supply, Inc.**	2,000	282,520

Health Care - Technology (3.16%)
Quality Systems, Inc.	36,750	569,993

Health Care Facilities (1.03%)
VCA, Inc.**	5,000	186,450

Health Care Services (4.78%)
HMS Holdings Corp.**	28,750	529,287
IPC The Hospitalist Co., Inc.**	6,800	334,424

		863,711

Healthcare - Products (1.09%)
Trinity Biotech PLC - Sponsored ADR	8,500	197,455

Medical & Dental Instruments & Supplies (0.90%)
Merit Medical Systems, Inc.**	12,700	163,068

Medical Equipment (10.69%)
Genomic Health, Inc.**	21,500	547,820
Luminex Corp.**	43,898	798,944
Masimo Corp.**	24,250	583,940

		1,930,704

TOTAL HEALTH CARE		4,935,478

INDUSTRIALS - (7.11%)
Business Services (0.98%)
Performant Financial Corp.**	18,500	177,415

Electronic Components (0.89%)
Polypore International, Inc.**	3,750	161,625

Machinery (2.74%)
Chart Industries, Inc.**	6,500	494,325

Machinery - Diversified (1.01%)
Adept Technology, Inc.**	20,000	182,000

Scientific Instruments: Control & Filter (1.49%)
Energy Recovery, Inc.**	60,000	268,800

TOTAL INDUSTRIALS		1,284,165

	Shares	Market Value
INFORMATION TECHNOLOGY - (2.00%)
Electronic Components (2.00%)
DTS, Inc.**	20,000	$361,800

TOTAL INFORMATION TECHNOLOGY		361,800

PRODUCER DURABLES - (8.78%)
Construction (2.92%)
Aegion Corp.**	7,250	166,097
Great Lakes Dredge & Dock Corp.**	50,000	361,000

		527,097

Engineering & Contracting Services (0.96%)
Mistras Group, Inc.**	8,250	174,240

Machinery: Agricultural (1.82%)

Titan International, Inc.	22,000	328,240

Machinery: Industrial (2.01%)
Woodward, Inc.	7,250	362,210

Truckers (1.07%)
Quality Distribution, Inc.**	14,500	193,575

TOTAL PRODUCER DURABLES		1,585,362

TECHNOLOGY - (26.52%)
Communications Technology (1.96%)
Riverbed Technology, Inc.**	19,750	353,525

Computer Services Software & Systems (13.33%)
BroadSoft, Inc.**	22,750	555,100
Jive Software, Inc.**	77,250	611,820
Marin Software, Inc.**	37,250	341,582
PTC, Inc.**	5,000	179,800
ServiceSource International, Inc.**	41,000	181,630
Tangoe, Inc.**	39,000	538,200

		2,408,132

Electronics (2.70%)
IPG Photonics Corp.**	7,250	488,288

Semiconductors & Components (3.21%)
EZchip Semiconductor, Ltd.**	24,000	580,080

Software (1.07%)
Callidus Software, Inc.**	18,000	192,960

Telecom Equipment (4.25%)
8x8, Inc.**	95,000	767,600

TOTAL TECHNOLOGY		4,790,585

TOTAL COMMON STOCKS (Cost $17,603,927)		17,983,090

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS (0.69%)
Fidelity® Institutional Money Market Government Portfolio - Class I (0.01% 7 Day Yield)	125,186	$125,186

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $125,186)		125,186

TOTAL INVESTMENTS (100.24%) (Cost $17,729,113)		$18,108,276
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.24%)		(42,663)

NET ASSETS (100.00%)		$18,065,613

**	Non-Income Producing Security.

Common Abbreviations:

ADR	- American Depositary Receipt.
Ltd.	- Limited.
PLC	- Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Stonebridge Small-Cap Growth Fund	Notes to Quarterly Statement of Investments
July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2014, the Trust had 32 registered funds. This quarterly report describes the Stonebridge Small-Cap Growth Fund (the “Fund”). The Fund seeks long-term capital growth by investing primarily in common stocks of companies that Stonebridge Capital Management, Inc. (the “Adviser”), the investment adviser of the Fund, believes have good prospects for above average earnings growth.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Statement of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Statement of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board of Trustees (the “Board”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Stonebridge Small-Cap Growth Fund	Notes to Quarterly Statement of Investments
July 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2014:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$17,983,090	$–	$–	$17,983,090
Money Market Mutual Funds	125,186	–	–	125,186
Total	$18,108,276	$–	$–	$18,108,276

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the quarter ended July 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 securities. For the quarter ended July 31, 2014, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Tax Basis of Investments: As of July 31, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Gross appreciation (excess of value over tax cost)	$1,281,091
Gross depreciation (excess of tax cost over value)	(986,729)
Net unrealized appreciation	$294,362
Cost of investments for income tax purposes	$17,813,914

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (96.24%)
Communications (20.75%)
Internet (4.60%)
eBay, Inc.(a)	930,214	$49,115,299

Media (9.98%)
Discovery Communications, Inc., Class C(a)	616,879	51,879,524
Time Warner, Inc.	317,075	26,323,567
Walt Disney Co.	331,131	28,437,530

		106,640,621

Telecommunications (6.17%)
Cisco Systems, Inc.	1,423,615	35,917,806
Verizon Communications, Inc.	595,936	30,047,093

		65,964,899

TOTAL COMMUNICATIONS		221,720,819

Consumer, Cyclical (11.57%)
Apparel (1.90%)
LVMH Moet Hennessy Louis Vuitton, SA	118,141	20,237,553

Leisure Time (2.32%)
Sabre Corp.(a)	1,305,805	24,784,179

Lodging (7.35%)
Intercontinental Hotels Group PLC, ADR	328,908	13,284,594
Marriott International, Inc., Class A	328,261	21,241,769
Starwood Hotels & Resorts Worldwide, Inc.	573,234	44,047,301

		78,573,664

TOTAL CONSUMER, CYCLICAL		123,595,396

Consumer, Non-cyclical (15.38%)
Beverages (0.83%)
Coca-Cola Co.	226,202	8,887,477

Commercial Services (3.81%)
Mastercard, Inc., Class A	548,768	40,691,147

Cosmetics/Personal Care (1.28%)
Colgate-Palmolive Co.	215,120	13,638,608

Food (1.81%)
Unilever NV, New York Registry Shares	469,966	19,329,702

Healthcare-Services (6.03%)
Aetna, Inc.	278,934	21,625,753
WellPoint, Inc.	390,394	42,869,165

		64,494,918

	Shares	Value (Note 2)

Consumer, Non-cyclical (continued)
Pharmaceuticals (1.62%)
Express Scripts Holding Co.(a)	248,365	$17,298,622

TOTAL CONSUMER, NON-CYCLICAL		164,340,474

Financial (30.49%)
Banks (6.08%)
Bank of New York Mellon Corp.	869,537	33,946,724
State Street Corp.	440,774	31,048,121

		64,994,845

Diversified Financial Services (18.07%)
Aberdeen Asset Management PLC	4,465,891	31,305,896
CME Group, Inc.	332,725	24,601,686
Franklin Resources, Inc.	808,119	43,759,644
NASDAQ OMX Group, Inc.	1,033,829	43,617,246
Visa, Inc., Class A	235,772	49,750,250

		193,034,722

Insurance (6.34%)
Chubb Corp.	371,804	32,239,125
Everest Re Group, Ltd.	227,506	35,470,460

		67,709,585

TOTAL FINANCIAL		325,739,152

Industrial (2.14%)
Miscellaneous Manufacturing (2.14%)
Dover Corp.	171,706	14,725,507
Parker Hannifin Corp.	71,102	8,173,175

		22,898,682

TOTAL INDUSTRIAL		22,898,682

Technology (15.91%)
Computers (3.91%)
Apple, Inc.	437,302	41,792,952

Semiconductors (2.56%)
QUALCOMM, Inc.	371,926	27,410,946

Software (9.44%)
Check Point Software Technologies, Ltd.(a)	295,926	20,084,498
Oracle Corp.	1,999,339	80,753,302

		100,837,800

TOTAL TECHNOLOGY		170,041,698

TOTAL COMMON STOCKS (Cost $839,907,853)		1,028,336,221

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (3.83%)
Money Market Fund (3.83%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	40,967,571	$40,967,571

TOTAL SHORT TERM INVESTMENTS (Cost $40,967,571)			40,967,571

TOTAL INVESTMENTS (100.07%) (Cost $880,875,424)			$1,069,303,792

Liabilities In Excess Of Other Assets (-0.07%)			(723,840)

NET ASSETS (100.00%)			$1,068,579,952

(a)	Non-Income Producing Security.

Common	Abbreviations:
ADR	- American Depositary Receipt.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	- Public Limited Company.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

July 31, 2014 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (97.77%)
Basic Materials (1.59%)
Chemicals (1.59%)
KMG Chemicals, Inc.	977,988	$16,400,859

TOTAL BASIC MATERIALS		16,400,859

Communications (10.17%)
Internet (7.37%)
Conversant, Inc.(a)	3,262,241	76,238,572

Media (2.80%)
SAI Global, Ltd.	6,403,263	28,991,549

TOTAL COMMUNICATIONS		105,230,121

Consumer, Cyclical (7.22%)
Apparel (0.35%)
Iconix Brand Group, Inc.(a)	85,061	3,592,126

Leisure Time (2.55%)
Sabre Corp.(a)	1,392,932	26,437,850

Retail (4.32%)
Nu Skin Enterprises, Inc., Class A	761,499	44,692,376

TOTAL CONSUMER, CYCLICAL		74,722,352

Consumer, Non-cyclical (19.03%)
Commercial Services (15.91%)
Chemed Corp.	250,062	25,468,815
Genpact, Ltd.(a)	776,807	13,671,803
Heartland Payment Systems, Inc.	423,834	20,132,115
Insperity, Inc.	1,109,771	35,412,793
Live Nation Entertainment, Inc.(a)	860,214	19,965,567
Navigant Consulting, Inc.(a)	1,791,588	29,238,716
Universal Technical Institute, Inc.	1,731,701	20,728,461

		164,618,270

Household Products/Wares (3.12%)
Avery Dennison Corp.	206,435	9,745,796
Tupperware Brands Corp.	309,256	22,507,652

		32,253,448

TOTAL CONSUMER, NON-CYCLICAL		196,871,718

Financial (29.24%)
Diversified Financial Services (14.76%)
Ashmore Group PLC	8,587,071	51,437,470
Eaton Vance Corp.	1,437,987	50,516,483
NASDAQ OMX Group, Inc.	718,476	30,312,503
Virtus Investment Partners, Inc.	99,702	20,443,895

		152,710,351

	Shares	Value (Note 2)

Financial (continued)
Insurance (14.48%)
Everest Re Group, Ltd.	223,394	$34,829,358
Montpelier Re Holdings, Ltd.	1,069,110	31,570,818
Navigators Group, Inc.(a)	760,221	46,221,437
ProAssurance Corp.	428,749	18,706,319
Safety Insurance Group, Inc.	368,471	18,427,235

		149,755,167

TOTAL FINANCIAL		302,465,518

Industrial (17.30%)
Aerospace/Defense (2.92%)
Curtiss-Wright Corp.	475,585	30,204,403

Electrical Components & Equipment (2.41%)
EnerSys, Inc.	392,853	24,918,666

Electronics (4.00%)
Ituran Location and Control, Ltd.	1,126,128	25,900,944
Woodward, Inc.	309,966	15,485,901

		41,386,845

Engineering & Construction (1.43%)
Exponent, Inc.	207,546	14,752,370

Machinery-Diversified (2.99%)
Lindsay Corp.	382,489	30,962,485

Miscellaneous Manufacturing (1.47%)
Donaldson Co., Inc.	392,890	15,240,203

Transportation (2.08%)
Forward Air Corp.	480,403	21,507,642

TOTAL INDUSTRIAL		178,972,614

Technology (13.22%)
Semiconductors (3.41%)
Rovi Corp.(a)	1,510,460	35,299,450

Software (9.81%)
ACI Worldwide, Inc.(a)	2,790,720	52,298,093
Fair Isaac Corp.	409,492	23,402,468
MSCI, Inc.(a)	188,743	8,540,620
Omnicell, Inc.(a)	627,070	17,181,718

		101,422,899

TOTAL TECHNOLOGY		136,722,349

TOTAL COMMON STOCKS (Cost $942,282,591)		1,011,385,531

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (4.12%)
Money Market Fund (4.12%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	42,641,886	$42,641,886

TOTAL SHORT TERM INVESTMENTS (Cost $42,641,886)			42,641,886

TOTAL INVESTMENTS (101.89%) (Cost $984,924,477)			$1,054,027,417

Liabilities In Excess Of Other Assets (-1.89%)			(19,596,156)

NET ASSETS (100.00%)			$1,034,431,261

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments
July 31, 2014 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2014, the Trust had 32 registered funds. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid- and large-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage. The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Statement of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their Statement of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data

Notes to Quarterly Statement of Investments
January 31, 2014 (Unaudited)

obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of July 31, 2014.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,028,336,221	$–	$–	$1,028,336,221
Short Term Investments	40,967,571	–	–	40,967,571
TOTAL	$1,069,303,792	$–	$–	$1,069,303,792

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,011,385,531	$–	$–	$1,011,385,531
Short Term Investments	42,641,886	–	–	42,641,886
TOTAL	$1,054,027,417	$–	$–	$1,054,027,417

(a) For detailed descriptions, see the accompanying Statements of Investments.

The Funds recognize transfers between levels as of the end of period. For the quarter ended July 31, 2014, the Funds did not have any transfers between Level 1 and Level 2 securities. For the quarter ended July 31, 2014, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from

Notes to Quarterly Statement of Investments
July 31, 2014 (Unaudited)

investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation
(excess of value over tax cost)	$193,347,549	$106,957,008
Gross depreciation
(excess of tax cost over value)	(5,175,916)	(39,807,261)
Net unrealized appreciation	$188,171,633	$67,149,747

Cost of investments for income tax purposes	$881,132,159	$986,877,670

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 26, 2014

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	September 26, 2014